UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 101.30%
ASSET-BACKED SECURITIES — 1.59%**
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.48%	07/25/37	[2,3]	$1,134,998	$791,454
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.49%	11/17/20	[2,3,4]	341,667	330,608
Harley-Davidson Motorcycle Trust, Series 2009-4, Class A4
2.40%	07/15/14		80,165	80,415
Nissan Auto Lease Trust, Series 2011-B, Class A2
0.42%	02/17/14	[2]	202,522	202,664
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.42%	11/26/21	[2,3]	176,667	167,990
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.39%	02/26/19	[2,3]	100,000	96,990

Total Asset-Backed Securities
(Cost $1,997,936)				1,670,121

BANK LOANS — 0.59%*
Health Care — 0.59%
HCA, Inc., Term Loan EXT B3
3.50%	05/01/18	[2,5]	640,641	623,324

Total Bank Loans
(Cost $632,239)

CORPORATES — 14.52%*
Automotive — 0.47%
Daimler Finance North America LLC
1.67%	09/13/13	[2,3]	500,000	499,424

Banking — 5.08%
Abbey National Treasury Services Plc/London (United Kingdom)
2.05%	04/25/14	[2,4]	550,000	526,129
Bank of America Corp. (MTN)
1.89%	01/30/14	[2]	550,000	542,649
Bank of America N.A. (BKNT)
0.77%	06/15/17	[2]	750,000	641,459
Commonwealth Bank of Australia (Australia)
1.20%	03/17/14	[2,3,4]	600,000	599,159
HSBC Bank Plc (United Kingdom)
1.27%	01/17/14	[2,3,4]	550,000	549,751
JPMorgan Chase Bank N.A.
0.80%	06/13/16	[2]	550,000	509,186
Lloyds TSB Bank Plc (United Kingdom)
2.82%	01/24/14	[2,4]	500,000	502,995

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
National Australia Bank Ltd., Series REGS (Australia)
1.19%	04/11/14	[2,4]	$550,000	$548,592
Royal Bank of Scotland Plc, Series 1 (United Kingdom)
2.89%	08/23/13	[2,4]	500,000	502,667
UBS AG/Stamford CT (BKNT) (Switzerland)
2.25%	08/12/13	[4]	425,000	426,422

				5,349,009

Consumer Discretionary — 0.53%
Anheuser-Busch InBev Worldwide, Inc., Series FRN
1.02%	01/27/14	[2]	550,000	553,815

Electric — 0.69%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		730,000	730,000

Finance — 3.50%
Citigroup, Inc.
5.30%	10/17/12		1,075,000	1,088,490
General Electric Capital Corp. (MTN)
0.61%	06/20/14	[2]	250,000	247,344
General Electric Capital Corp., Series A (MTN)
0.73%	09/15/14	[2]	300,000	296,147
Goldman Sachs Group, Inc.
1.47%	02/07/14	[2]	430,000	425,061
5.45%	11/01/12		500,000	507,040
Goldman Sachs Group, Inc., Series B (MTN)
0.87%	07/22/15	[2]	200,000	184,853
International Lease Finance Corp.
6.50%	09/01/14	[3]	350,000	369,250
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	318,000	338,716
Morgan Stanley (MTN)
0.92%	10/18/16	[2]	260,000	225,614

				3,682,515

Food — 0.48%
Kraft Foods Group, Inc.
1.62%	06/04/15	[3]	500,000	504,010

Industrials — 0.38%
BAA Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	400,000	399,691

Insurance — 0.52%
Metropolitan Life Global Funding I
1.70%	06/29/15	[3]	550,000	550,813

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 2.54%
Duke Realty LP
5.40%	08/15/14		$220,000	$231,673
HCP, Inc.
2.70%	02/01/14		600,000	609,819
Kimco Realty Corp.
6.00%	11/30/12		275,000	279,129
Liberty Property LP
6.38%	08/15/12		500,000	503,321
Post Apartment Homes LP
6.30%	06/01/13		500,000	518,738
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.12%	11/15/14	[3,4]	500,000	529,293

				2,671,973

Transportation — 0.33%
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.84%	08/15/16	[2]	370,653	343,781

Total Corporates
(Cost $15,194,905)				15,285,031

MORTGAGE-BACKED — 71.22%**
Commercial Mortgage-Backed — 8.80%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-1, Class A2
4.65%	09/11/36		456,531	460,508
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.37%	09/10/47	[2]	535,000	598,028
Bear Stearns Commercial Mortgage Securities, Series 2003-T10, Class A2
4.74%	03/13/40		442,384	449,790
Commercial Mortgage Asset Trust, Series 1999-C1, Class A4
6.98%	01/17/32	[2]	514,643	530,808
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3
6.13%	04/15/37		22,720	22,778
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A4
5.14%	07/10/37		549,471	564,532
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	520,000	551,717
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A3
4.72%	01/15/38		555,000	576,545
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5
4.88%	01/15/42		555,000	596,718

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A
4.16%	01/12/39	[3]	$533,169	$548,881
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class ASB
5.79%	06/12/43	[2]	467,072	498,083
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	270,000	278,819
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4
5.12%	11/15/32	[2]	500,000	521,484
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		545,000	598,799
Nomura Asset Securities Corp., Series 1998-D6, Class A3
7.54%	03/15/30	[2]	360,000	372,791
RBSCF Trust, Series 2010-MB1, Class A1
2.37%	04/15/24	[3]	532,535	542,793
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3
5.62%	08/15/39	[2]	520,000	557,033
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4
5.12%	08/15/35	[2]	531,941	545,824
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4
4.80%	10/15/41		415,000	446,120

				9,262,051

Non-Agency Mortgage-Backed — 17.82%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.72%	06/25/32		34,578	30,706
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
3.13%	05/25/35	[2]	971,870	753,508
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class A2C
0.48%	01/25/36	[2]	258,788	257,739
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		16,550	17,419
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.41%	07/20/36	[2]	396,482	377,020
Banc of America Funding Corp., Series 2007-8, Class 2A1
7.00%	10/25/37		639,443	373,823

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report June 2012

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.18%	02/25/33	[2]	$4,692	$4,189
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.17%	02/25/34	[2]	176,557	163,547
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.42%	03/25/37	[2]	2,500,000	1,869,056
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.54%	07/25/37	[2]	1,765,000	835,270
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		2,849	3,012
Conseco Financial Corp., Series 1995-8, Class M1
7.30%	12/15/26		391,428	404,310
Conseco Financial Corp., Series 1996-8, Class A6
7.60%	10/15/27	[2]	5,647	5,794
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		248,307	263,394
Countrywide Alternative Loan Trust, Series 2005-16, Class A5
0.52%	06/25/35	[2]	671,753	213,712
Countrywide Alternative Loan Trust, Series 2005-27, Class 2A1
1.50%	08/25/35	[2]	1,444,341	783,599
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class A (STEP)
5.60%	09/25/31		55,275	56,135
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
2.79%	11/25/32	[2]	200,000	184,119
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A2A (STEP)
5.84%	04/25/37		185,280	183,080
Deutsche Financial Capital Securitization LLC, Series 1997-I, Class A3
6.75%	09/15/27		56,081	56,718
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.61%	07/19/44	[2]	467,504	367,774
Fremont Home Loan Trust, Series 2005-C, Class M1
0.72%	07/25/35	[2]	443,667	405,055

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.46%	06/25/28		$177	$174
GMAC Mortgage Corp. Loan Trust, Series 2003-GH1, Class A5 (STEP)
5.60%	07/25/34		39,133	37,220
Green Tree Home Improvement Loan Trust, Series 1995-C, Class B2
7.60%	07/15/20		4,905	4,892
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		12,362	12,080
Home Equity Loan Trust, Series 2007-3, Class APT
1.44%	11/20/36	[2]	434,816	412,458
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
1.02%	12/25/34	[2]	863,506	527,969
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
3.02%	10/25/34	[2]	881,861	810,363
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A
0.46%	04/25/46	[2]	1,237,523	660,546
Indymac Index Mortgage Loan Trust, Series 2007-FLX1, Class A1
0.34%	02/25/37	[2]	144,123	140,199
Indymac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	115,842	115,689
Irwin Home Equity Corp., Series 2003-A, Class M2
2.90%	10/25/27	[2]	163,171	151,666
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
2.74%	04/25/35	[2]	568,530	493,826
Long Beach Mortgage Loan Trust, Series 2005-2, Class M2
0.70%	04/25/35	[2]	209,352	206,308
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.07%	01/25/34	[2]	36,140	30,206
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
3.27%	10/25/34	[2]	836,867	679,202
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
3.06%	06/25/34	[2]	48,406	41,096
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.75%	10/25/32	[2]	110,783	98,738

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Seasoned Securities Trust, Series 2004-2, Class A2
6.50%	08/25/32		$360,670	$380,319
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
2.67%	12/25/32	[2]	436,993	434,236
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		38,204	38,158
Morgan Stanley ABS Capital I, Series 2004-NC2, Class M2
2.04%	12/25/33	[2]	651,600	432,407
Oakwood Mortgage Investors, Inc., Series 1998-A, Class A4
6.20%	05/15/28		1,004	1,015
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A3
6.20%	01/15/15		2,533	2,581
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		126,809	129,355
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11
7.12%	03/25/16		32,481	33,356
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		97,056	96,720
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		185,316	187,863
Residential Asset Mortgage Products, Inc., Series 2005-EFC2, Class M1
0.68%	07/25/35	[2]	76,117	75,663
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
2.70%	12/25/34	[2]	451,221	433,683
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		73,329	69,182
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		6,663	6,582
Saxon Asset Securities Trust, Series 2002-1, Class M2
2.04%	11/25/31	[2]	128,935	59,246
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.38%	12/25/36	[2]	945,112	839,618
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 2A1
0.44%	09/25/47	[2]	2,056,986	1,004,815
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.56%	10/25/31	[2]	39,725	37,990

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp., Series 2007-EQ1, Class A4
0.50%	03/25/37	[2]	$3,000,000	$1,248,202
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX
0.34%	08/25/34	[3,6]	6,786,608	48,731
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	1,243	539
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.55%	06/25/42	[2]	99,345	80,903
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.45%	06/25/33	[2]	376,410	380,322
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.74%	06/25/35	[2]	522,918	354,731
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS9, Class 1A
7.00%	04/25/33		23,138	23,954
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.58%	11/25/35	[2]	269,496	262,794
Wells Fargo Home Equity Trust, Series 2006-1, Class A3
0.40%	05/25/36	[2]	66,957	65,986

				18,760,562

U.S. Agency Mortgage-Backed — 44.60%
Fannie Mae Pool 111643
3.10%	09/01/20	[2]	19,488	19,963
Fannie Mae Pool 190656
6.50%	02/01/14		39,422	44,398
Fannie Mae Pool 254548
5.50%	12/01/32		866,980	953,819
Fannie Mae Pool 523829
8.00%	11/01/19		134,371	154,519
Fannie Mae Pool 555098
2.59%	11/01/32	[2]	77,534	82,613
Fannie Mae Pool 555177
2.26%	01/01/33	[2]	88,757	93,198
Fannie Mae Pool 555424
5.50%	05/01/33		584,781	642,988
Fannie Mae Pool 567002
8.00%	05/01/23		82,547	98,717
Fannie Mae Pool 646884
2.16%	05/01/32	[2]	6,605	6,664
Fannie Mae Pool 647903
2.07%	04/01/27	[2]	54,501	57,725

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report June 2012

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 648860
6.50%	05/01/17		$315,572	$342,593
Fannie Mae Pool 655127
7.00%	07/01/32		36,615	41,330
Fannie Mae Pool 655133
7.00%	08/01/32		37,431	42,009
Fannie Mae Pool 655151
7.00%	08/01/32		38,878	43,445
Fannie Mae Pool 754001
2.88%	12/01/33	[2]	395,242	403,759
Fannie Mae Pool 762525
6.50%	11/01/33		86,388	96,151
Fannie Mae Pool 770900
2.69%	04/01/34	[2]	413,236	443,089
Fannie Mae Pool 805268
1.68%	01/01/35	[2]	204,379	210,204
Fannie Mae Pool 893489
6.20%	09/01/36	[2]	305,042	327,157
Fannie Mae Pool AD0538
6.00%	05/01/24		534,970	587,255
Fannie Mae Pool AD0546
5.50%	11/01/37	[2]	193,781	208,139
Fannie Mae Pool AE0443
6.50%	10/01/39		1,051,350	1,187,170
Fannie Mae Pool AL0851
6.00%	10/01/40		970,880	1,069,590
Fannie Mae REMICS, Series 2003-64, Class KS
9.34%	07/25/18	[2]	401,626	449,519
Fannie Mae REMICS, Series 2003-90, Class SL
16.07%	03/25/31	[2]	372,345	411,298
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		985,960	1,068,935
Fannie Mae, Series 1988-12, Class A
3.75%	02/25/18	[2]	65,836	67,352
Fannie Mae, Series 1993-80, Class S
10.57%	05/25/23	[2]	5,623	6,452
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[2]	4,410	4,850
Fannie Mae, Series 2001-60, Class OF
1.20%	10/25/31	[2]	576,775	589,310
Fannie Mae, Series 2002-30, Class FB
1.24%	08/25/31	[2]	807,595	821,895
Fannie Mae, Series 2002-82, Class FP
0.74%	02/25/32	[2]	192,916	193,120
Fannie Mae, Series 2003-117, Class XF
0.60%	08/25/33	[2]	770,958	772,043

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[2]	$72,563	$84,978
Fannie Mae, Series 2003-134, Class FC
0.84%	12/25/32	[2]	1,046,517	1,058,532
Fannie Mae, Series 2003-37, Class IG (IO)
5.50%	05/25/32		28,829	1,094
Fannie Mae, Series 2004-33, Class FM
1.04%	03/25/31	[2]	269,771	275,182
Fannie Mae, Series 2004-60, Class FW
0.70%	04/25/34	[2]	759,654	764,287
Fannie Mae, Series 2004-79, Class F
0.54%	08/25/32	[2]	817,041	817,418
Fannie Mae, Series 2004-96, Class MT
7.00%	12/25/34	[2]	80,029	78,721
Fannie Mae, Series 2007-68, Class SC (IO)
6.46%	07/25/37	[2]	1,229,346	179,963
Fannie Mae, Series 2008-47, Class PF
0.74%	06/25/38	[2]	528,511	532,222
Fannie Mae, Series 2009-33, Class FB
1.06%	03/25/37	[2]	871,230	888,207
Fannie Mae, Series 2010-109, Class PF
0.64%	10/25/40	[2]	618,710	620,247
Fannie Mae, Series 2010-112, Class PI (IO)
6.00%	10/25/40		1,843,457	332,351
Fannie Mae, Series 2010-26, Class S (IO)
5.98%	11/25/36	[2]	2,902,627	461,808
Fannie Mae, Series 2011-71, Class FB
0.74%	05/25/37	[2]	872,868	879,095
Freddie Mac Gold Pool C90237
6.50%	11/01/18		77,896	87,247
Freddie Mac Gold Pool C90474
7.00%	08/01/21		118,008	136,867
Freddie Mac Gold Pool D93410
6.50%	04/01/19		62,851	70,396
Freddie Mac Gold Pool G13107
5.50%	07/01/20		666,359	717,686
Freddie Mac Gold Pool P20295
7.00%	10/01/29		57,884	63,020
Freddie Mac Non Gold Pool 1G2627
2.56%	03/01/37	[2]	299,444	317,968
Freddie Mac Non Gold Pool 1J1509
2.34%	11/01/36	[2]	292,873	310,491
Freddie Mac Non Gold Pool 1J1534
3.30%	03/01/37	[2]	570,316	610,281
Freddie Mac Non Gold Pool 775554
3.02%	10/01/18	[2]	4,470	4,486
Freddie Mac Non Gold Pool 782824
2.11%	11/01/34	[2]	474,304	496,333

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 865369
3.04%	06/01/22	[2]	$2,888	$2,913
Freddie Mac REMICS, Series 3001, Class HS
16.15%	02/15/35	[2]	220,068	263,248
Freddie Mac REMICS, Series 3085, Class FW
0.94%	08/15/35	[2]	1,143,346	1,155,016
Freddie Mac REMICS, Series 3997, Class LF
0.64%	11/15/40	[2]	858,656	859,187
Freddie Mac, Series 1526, Class L
6.50%	06/15/23		16,591	17,045
Freddie Mac, Series 2043, Class CJ
6.50%	04/15/28		32,730	37,486
Freddie Mac, Series 2368, Class AF
1.19%	10/15/31	[2]	520,208	531,850
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		21,356	1,882
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		77,767	3,822
Freddie Mac, Series 2817, Class FA
0.74%	06/15/32	[2]	379,376	379,734
Freddie Mac, Series 2945, Class LD
4.00%	02/15/35		296,254	308,498
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		21,211	22,414
Freddie Mac, Series 3300, Class FA
0.54%	08/15/35	[2]	824,735	825,718
Freddie Mac, Series 3325, Class NF
0.54%	08/15/35	[2]	829,016	830,005
Freddie Mac, Series 3345, Class FP
0.44%	11/15/36	[2]	220,231	220,376
Freddie Mac, Series 3345, Class PF
0.42%	05/15/36	[2]	228,935	229,118
Freddie Mac, Series 3346, Class FA
0.47%	02/15/19	[2]	574,787	575,669
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		671,703	703,806
Freddie Mac, Series 3895, Class BF
0.74%	07/15/41	[2]	876,885	883,313
Freddie Mac, Series 3946, Class FG
0.59%	10/15/39	[2]	1,434,674	1,439,372
Ginnie Mae II Pool 80546
1.62%	10/20/31	[2]	32,348	33,546
Ginnie Mae II Pool 80610
2.38%	06/20/32	[2]	397,070	412,780
Ginnie Mae II Pool 80614
1.62%	07/20/32	[2]	51,797	53,619

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80687
2.50%	04/20/33	[2]	$237,556	$247,638
Ginnie Mae II Pool 8339
1.62%	12/20/23	[2]	57,148	59,264
Ginnie Mae II Pool 8684
1.62%	08/20/25	[2]	81,224	84,082
Ginnie Mae, Series 2002-72, Class FB
0.64%	10/20/32	[2]	750,171	755,157
Ginnie Mae, Series 2002-72, Class FC
0.64%	10/20/32	[2]	715,472	720,228
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		38,263	614
Ginnie Mae, Series 2003-39, Class GF
0.59%	05/20/32	[2]	1,206,118	1,207,483
Ginnie Mae, Series 2004-2, Class FW
1.64%	01/16/34	[2]	332,721	357,812
Ginnie Mae, Series 2009-66, Class UF
1.24%	08/16/39	[2]	1,000,519	1,022,759
Ginnie Mae, Series 2009-92, Class FC
1.04%	10/16/39	[2]	1,152,583	1,172,718
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	14,433,833	210,924
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.69%	10/07/20	[2]	1,592,107	1,594,906
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.61%	11/06/17	[2]	1,671,411	1,673,369
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.80%	12/08/20	[2]	1,155,046	1,159,242
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.77%	03/09/21	[2]	1,432,811	1,434,380
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.64%	03/11/20	[2]	960,256	961,382
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.62%	03/06/20	[2]	830,037	830,296
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.62%	04/06/20	[2]	1,600,689	1,602,441
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.62%	05/07/20	[2]	729,321	729,549

				46,944,810

Total Mortgage-Backed
(Cost $79,201,053)				74,967,423

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report June 2012

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS — 0.69%*
Illinois — 0.69%
State of Illinois, Taxable Bonds
4.03%	03/01/14		$300,000	$310,740
4.07%	01/01/14		400,000	413,376

Total Municipal Bonds
(Cost $699,405)				724,116

U.S. AGENCY SECURITIES — 6.26%
U.S. Agency Securities — 6.26%
Fannie Mae
0.36%	06/23/14	[2]	1,200,000	1,201,708
1.00%	11/07/14		1,200,000	1,203,312
Federal Home Loan Bank
0.50%	05/15/14		1,175,000	1,174,981
Freddie Mac
0.45%	11/18/13	[2]	1,800,000	1,806,406
1.10%	08/08/14		1,200,000	1,200,814

Total U.S. Agency Securities
(Cost $6,574,214)				6,587,221

U.S. TREASURY SECURITIES — 6.43%
U.S. Treasury Notes — 6.43%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.63%	04/15/13	[7]	4,572,000	4,988,174
1.25%	04/15/14	[7]	480,000	539,097
2.00%	01/15/14	[7]	960,000	1,241,920

Total U.S. Treasury Securities
(Cost $6,844,761)				6,769,191

Total Bonds – 101.30%
(Cost $111,144,513)				106,626,427

SHORT-TERM INVESTMENTS — 1.22%
Money Market Fund — 1.22%
BlackRock Liquidity Funds TempFund Portfolio
0.15%[8]			49,000	49,000
Dreyfus Cash Advantage Fund
0.15%[8,9]			1,235,000	1,235,000

				1,284,000

Total Short-Term Investments
(Cost $1,284,000)				1,284,000

Value
Total Investments – 102.52%
(Cost $112,428,513)[1]	$107,910,427

Liabilities in Excess of Other
Assets – (2.52)%	(2,649,634)
Net Assets – 100.00%	$105,260,793

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES
The Fund receives a fixed rate equal to 1.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the General Electric Capital Corp., 5.63% due 09/15/17. Counterparty: UBS AG
09/20/12	A+	$ (632)	$ 275	$ 957	$ 325
The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays, Inc.
09/20/12	A+	$(1,577)	1,150	1,249	(328)
		$(2,209)	$1,425	$2,206	$ (3)

	Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	(Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays, Inc.
	01/25/38	$(1,270,594)	$2,253	$(128,555)	$(1,399,149)

		$(1,270,594)	$2,253	$(128,555)	$(1,399,149)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $112,428,513 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$ 1,469,778
Gross unrealized depreciation	(6,011,590)
Net unrealized depreciation	$(4,541,812)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2012.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2012, was $7,146,373, representing 6.79% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 7

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/04/09	HCA, Inc., Term Loan EXT B3, 3.50%, 05/01/18	$632,239	$623,324	0.59%

[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $48,731, which is 0.05% of total net assets.
[7]	Inflation protected security. Principal amount reflects original security face amount.
[8]	Represents the current yield as of June 30, 2012.
[9]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,235,000.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report June 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.81%
ASSET-BACKED SECURITIES — 7.37%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.50%	06/14/37	[2,3]	$5,815,602	$5,117,729
Arizona Educational Loan Marketing Corp., Series 2004-A, Class A2
0.69%	12/01/23	[2]	5,135,329	5,006,907
Avalon IV Capital Ltd., Series 1A, Class SUB (Cayman Islands)
0.00%	04/17/23	[3,4]	1,625,000	1,478,750
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
4.39%	04/17/23	[2,3,4]	1,675,000	1,580,423
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	1,000,000	855,765
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	1,000,000	822,765
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.54%	11/14/33	[2,3,4]	5,253,239	4,307,656
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.54%	04/25/35	[2,3]	834,687	640,321
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.56%	08/25/35	[2,3]	3,692,943	2,625,653
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.46%	03/25/37	[2,3]	119,023	84,441
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.48%	07/25/37	[2,3]	567,499	395,727
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.58%	09/26/22	[2]	4,550,000	4,467,283
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.67%	02/25/35	[2]	3,035,000	2,935,821
Castle Trust, Series 2003-1AW, Class A1
0.99%	05/15/27	[2,3]	1,822,138	1,694,588
Discover Card Master Trust, Series 2009-A2, Class A
1.54%	02/17/15	[2]	2,400,000	2,403,169
GE Business Loan Trust, Series 2004-2A, Class A
0.46%	12/15/32	[2,3]	6,968,581	6,250,173
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.54%	04/17/19	[2,3,4]	1,219,167	1,195,970
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.49%	11/17/20	[2,3,4]	4,622,750	4,473,128

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.48%	12/19/32	[2,3,4]	$6,959,101	$6,092,554
Goal Capital Funding Trust, Series 2006-1, Class B
0.92%	08/25/42	[2]	5,331,346	4,508,277
Green Tree Recreational Equipment & Consumer Trust, Series 1996-D, Class CTFS
7.24%	12/15/22		34,547	19,922
GSC Partners Gemini Fund Ltd., Series 1A, Class A (Cayman Islands)
1.12%	10/10/14	[2,3,4]	240,610	238,806
Highland Loan Funding Ltd., Series 1A, Class A2A (Cayman Islands)
1.15%	08/01/14	[2,3,4]	1,750,000	1,610,905
Keycorp Student Loan Trust, Series 2002-A, Class 1A2
0.66%	08/27/31	[2]	5,211,115	4,818,838
Lease Investment Flight Trust, Series 1, Class A1
0.63%	07/15/31	[2]	3,968,153	2,569,379
Lease Investment Flight Trust, Series 1, Class A2
0.67%	07/15/31	[2]	766,575	496,357
Nelnet Student Loan Trust, Series 2007-1, Class A1
0.48%	11/27/18	[2]	1,665,601	1,660,000
North Carolina State Education Authority, Series 2011-1, Class A3
1.37%	10/25/41	[2]	5,500,000	5,342,535
Northstar Education Finance, Inc.
0.65%	04/28/30	[2]	5,605,000	5,190,791
SLM Student Loan Trust, Series 2005-A, Class A3
0.67%	06/15/23	[2]	1,000,000	843,416
SLM Student Loan Trust, Series 2006-5, Class A6C
0.59%	10/25/40	[2]	2,000,000	1,703,344
South Carolina Student Loan Corp., Series A2
0.59%	12/01/20	[2]	4,905,000	4,768,195
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
0.03%	07/01/42	[2,3]	4,500,000	3,397,500
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.62%	04/16/22	[2,3,4]	1,800,000	1,715,713
TAL Advantage LLC, Series 2006-1, Class NOTE
0.43%	04/20/21	[2,3]	2,252,083	2,160,595
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[3]	2,962,500	2,992,846
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	1,287,500	1,323,700

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	$1,487,500	$1,492,628
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.49%	05/15/20	[2,3,4]	1,414,583	1,375,256
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	4,410,000	4,530,201
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
8.00%	07/06/14	3,5,†	4,080,000	4,079,984
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.42%	11/26/21	[2,3]	3,732,083	3,548,778
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.39%	02/26/19	[2,3]	2,058,333	1,996,379
Triton Container Finance LLC, Series 2012-1A, Class A
4.21%	05/14/27	[3]	3,470,833	3,490,720
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20	[3]	1,905,878	1,955,266
US Education Loan Trust IV LLC, Series 2006-1, Class A4
0.31%	03/01/41	3,6,†	7,500,000	6,149,971

Total Asset-Backed Securities
(Cost $126,577,396)				126,409,125

BANK LOANS — 1.07%*
Automotive — 0.29%
Chrysler Group LLC, Term Loan, 1st Lien
6.00%	05/24/17	[2,7]	4,962,406	5,005,519

Communications — 0.04%
Cengage Learning Acquisitions, Inc., Term Loan B
2.50%	07/03/14	[2,7]	714,375	664,517

Electric — 0.21%
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.74%	10/10/17	[2,7]	5,500,000	3,299,472
Texas Competitive Electric Holdings Co. LLC, Term Loan NONEXT, 1st Lien
3.74%	10/10/14	[2,7]	465,072	292,942

				3,592,414

Gaming — 0.19%
Caesars Entertainment Operating Co., Inc., Term Loan B6
5.50%	01/28/18	[2,7]	3,600,000	3,196,249

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care — 0.34%
HCA, Inc., Term Loan EXT B3
3.50%	05/01/18	[2,7]	$6,081,382	$5,916,997

Total Bank Loans
(Cost $18,533,433)				18,375,696

CORPORATES — 29.15%*
Automotive — 0.52%
Daimler Finance North America LLC
1.67%	09/13/13	[2,3]	1,800,000	1,797,926
1.88%	09/15/14	[3]	7,000,000	7,062,790

				8,860,716

Banking — 9.54%
Abbey National Treasury Services Plc/London (United Kingdom)
2.05%	04/25/14	[2,4]	9,405,000	8,996,810
Ally Financial, Inc.
2.67%	12/01/14	[2]	1,424,000	1,350,422
Bank of America Corp.
6.50%	08/01/16		7,400,000	8,133,503
7.38%	05/15/14		1,365,000	1,475,574
Bank of America Corp., Series L (MTN)
5.65%	05/01/18		300,000	321,187
Bank of America N.A. (BKNT)
0.77%	06/15/17	[2]	2,500,000	2,138,196
6.10%	06/15/17		5,000,000	5,351,875
BankAmerica Institutional Capital A
8.07%	12/31/26	[3]	5,250,000	5,390,437
Capital One Financial Corp.
7.38%	05/23/14		5,000,000	5,495,030
City National Corp./CA
5.12%	02/15/13		8,000,000	8,155,952
Commonwealth Bank of Australia (Australia)
2.12%	03/17/14	[3,4]	10,000,000	10,141,797
Credit Suisse/New York (MTN) (Switzerland)
3.45%	07/02/12	[4]	1,825,000	1,825,000
5.00%	05/15/13	[4]	11,000,000	11,345,873
Deutsche Bank AG/London, Series G (MTN) (Germany)
4.88%	05/20/13	[4]	7,640,000	7,867,779
HSBC Bank Plc (United Kingdom)
1.27%	01/17/14	[2,3,4]	10,000,000	9,995,479
JPMorgan Chase & Co.
3.45%	03/01/16		5,300,000	5,491,944
4.75%	05/01/13		30,000	30,937
JPMorgan Chase & Co., Series C (MTN)
0.00%	07/23/13	[2]	1,500,000	1,491,900
JPMorgan Chase Bank N.A.
0.80%	06/13/16	[2]	4,250,000	3,934,622

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report June 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		$12,700,000	$14,235,354
Lloyds TSB Bank Plc (United Kingdom)
4.88%	01/21/16	[4]	10,380,000	10,912,414
National Australia Bank Ltd., Series REGS (Australia)
1.19%	04/11/14	[2,4]	8,775,000	8,752,536
Royal Bank of Scotland Plc (United Kingdom)
4.88%	03/16/15	[4]	7,117,000	7,368,942
Royal Bank of Scotland Plc, Series 2 (United Kingdom)
3.40%	08/23/13	[4]	1,750,000	1,768,613
UBS AG/Stamford CT (BKNT) (Switzerland)
2.25%	08/12/13	[4]	5,750,000	5,769,239
Wachovia Corp. (MTN)
5.50%	05/01/13		5,655,000	5,877,191
Westpac Banking Corp. (Australia)
1.20%	03/31/14	[2,3,4]	5,000,000	5,004,750
2.10%	08/02/13	[4]	5,000,000	5,075,310

				163,698,666

Communications — 1.42%
CSC Holdings LLC
8.50%	04/15/14		13,005,000	14,338,013
Frontier Communications Corp.
8.25%	05/01/14		71,000	77,213
iPCS, Inc.
2.59%	05/01/13	[2]	9,970,000	9,895,225

				24,310,451

Electric — 0.99%
Cedar Brakes I LLC
8.50%	02/15/14	[3]	894,529	935,761
Cedar Brakes II LLC
9.88%	09/01/13	[3]	2,449,722	2,515,515
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[3]	76,864	76,419
GenOn REMA LLC, Series B
9.24%	07/02/17		415,985	418,064
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		8,874,000	8,874,000
Mirant Mid Atlantic Pass-Through Trust, Series A
8.62%	06/30/12		990,170	990,169
W3A Funding Corp.
8.09%	01/02/17		3,104,021	3,113,765

				16,923,693

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy — 2.22%
Arch Coal, Inc. (WI)
8.75%	08/01/16		$1,540,000	$1,459,150
El Paso Pipeline Partners
4.10%	11/15/15		3,000,000	3,153,531
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	3,500,000	3,638,757
Panhandle Eastern Pipeline Co. LP
6.05%	08/15/13		2,375,000	2,487,294
Sabine Pass LNG LP
7.25%	11/30/13		14,045,000	14,606,800
Southern Union Co.
3.48%	11/01/66	[2]	3,000,000	2,456,250
Tennessee Gas Pipeline Co.
8.00%	02/01/16		8,673,000	10,245,849

				38,047,631

Finance — 7.57%
Cantor Fitzgerald LP
6.38%	06/26/15	[3]	3,675,000	3,710,898
Chase Capital II, Series B
0.97%	02/01/27	[2]	6,655,000	4,790,438
CIT Group, Inc.
5.25%	04/01/14	[3]	4,295,000	4,453,378
Citigroup, Inc.
1.32%	02/15/13	[2]	1,000,000	999,388
5.30%	10/17/12		1,424,000	1,441,868
5.50%	04/11/13		11,034,000	11,348,149
5.50%	10/15/14		3,510,000	3,718,273
6.38%	08/12/14		10,500,000	11,248,755
General Electric Capital Corp.
1.88%	09/16/13		2,200,000	2,224,686
General Electric Capital Corp. (MTN)
0.61%	06/20/14	[2]	3,500,000	3,462,813
0.85%	05/05/26	[2]	6,300,000	5,169,150
General Electric Capital Corp., Series A (MTN)
0.73%	09/15/14	[2]	10,169,000	10,038,403
General Electric Capital Corp., Series E (MTN)
0.60%	03/20/14	[2]	5,500,000	5,401,121
Goldman Sachs Group, Inc.
0.92%	03/22/16	[2]	800,000	724,554
0.97%	01/12/15	[2]	1,900,000	1,793,494
1.47%	02/07/14	[2]	4,000,000	3,954,060
3.62%	02/07/16		1,000,000	1,001,754
5.12%	01/15/15		583,000	609,042
5.45%	11/01/12		1,750,000	1,774,640
6.15%	04/01/18		3,500,000	3,798,886

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
International Lease Finance Corp.
6.50%	09/01/14	[3]	$9,700,000	$10,233,500
JPMorgan Chase Capital XIII, Series M
1.41%	09/30/34	[2]	2,465,000	1,869,732
JPMorgan Chase Capital XXI, Series U
1.42%	02/02/37	[2]	3,250,000	2,186,964
MBNA Capital, Series A
8.28%	12/01/26		1,074,000	1,104,341
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	30,000	33,294
8.95%	05/18/17	[2]	30,000	33,549
9.57%	06/06/17	[2]	5,184,000	5,869,843
Morgan Stanley
0.95%	10/15/15	[2]	2,830,000	2,523,115
3.80%	04/29/16		3,800,000	3,672,266
4.20%	11/20/14		750,000	749,281
6.00%	05/13/14		3,890,000	4,023,542
Morgan Stanley, Series G (MTN)
0.77%	01/09/14	[2]	1,405,000	1,336,721
Prudential Holdings LLC (AGM)
1.34%	12/18/17	[2,3]	10,665,000	10,228,530
WEA Finance, LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[3]	3,500,000	3,808,875
Woodbourne Capital Trust I
2.74%	04/08/49	[2,3,5]	595,000	214,200
Woodbourne Capital Trust IV
2.64%	04/08/49	[2,3,5]	1,000,000	360,000

				129,911,503

Food — 0.31%
Kraft Foods Group, Inc.
1.62%	06/04/15	[3]	5,325,000	5,367,712

Health Care — 0.58%
Boston Scientific Corp.
5.45%	06/15/14		1,653,000	1,772,333
CHS/Community Health Systems, Inc.
8.88%	07/15/15		556,000	571,290
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	7,536,028

				9,879,651

Industrials — 0.23%
BAA Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	3,925,000	3,921,967

Insurance — 1.71%
Berkshire Hathaway, Inc.
0.90%	02/11/13	[2]	5,475,000	5,496,380
1.17%	08/15/14	[2]	785,000	794,470

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
2.20%	08/15/16		$1,010,000	$1,051,364
Farmers Exchange Capital
7.20%	07/15/48	[3]	444,000	486,030
Farmers Insurance Exchange
6.00%	08/01/14	[3]	6,835,000	7,321,253
Metropolitan Life Global Funding I
2.88%	09/17/12	[3]	2,810,000	2,821,088
5.12%	04/10/13	[3]	4,550,000	4,701,360
5.12%	06/10/14	[3]	3,230,000	3,465,341
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	3,550,000	3,230,362

				29,367,648

Real Estate Investment Trust (REIT) — 3.80%
AvalonBay Communities, Inc. (MTN)
6.12%	11/01/12		1,057,000	1,074,101
Duke Realty LP
5.88%	08/15/12		956,000	959,736
6.25%	05/15/13		9,000,000	9,303,903
HCP, Inc.
6.00%	01/30/17		930,000	1,042,966
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	8,566,454
HCP, Inc., Series E (MTN)
6.00%	06/15/14		4,985,000	5,304,870
Health Care REIT, Inc.
3.62%	03/15/16		3,000,000	3,095,787
4.70%	09/15/17		10,185,000	10,792,209
Healthcare Realty Trust, Inc.
5.12%	04/01/14		1,960,000	2,025,081
6.50%	01/17/17		2,375,000	2,601,580
Kimco Realty Corp., Series C (MTN)
5.19%	10/01/13		6,000,000	6,198,991
Liberty Property LP
5.12%	03/02/15		5,305,000	5,642,913
6.38%	08/15/12		1,645,000	1,655,925
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14	[3]	6,415,000	7,013,817

				65,278,333

Services — 0.02%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	380,156

Transportation — 0.24%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		152,607	162,526

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report June 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		$3,470,582	$3,960,976

				4,123,502

Total Corporates
(Cost $486,251,928)				500,071,629

MORTGAGE-BACKED — 53.87%**
Commercial Mortgage-Backed — 7.19%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4
5.12%	10/10/45	[2]	3,810,000	4,236,227
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.37%	09/10/47	[2]	6,150,000	6,874,531
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.50%	10/25/36	[2,3]	4,232,362	2,543,580
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4
4.68%	08/13/39	[2]	7,195,000	7,422,330
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.30%	10/12/42	[2]	7,620,000	8,486,270
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AAB
5.75%	09/11/42		5,247,000	5,680,316
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.39%	07/15/44	[2]	1,000,000	1,112,524
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	3,480,000	3,904,732
GE Business Loan Trust, Series 2003-2A, Class A
0.61%	11/15/31	[2,3]	2,698,567	2,530,362
GE Business Loan Trust, Series 2005-2A, Class B
0.74%	11/15/33	[2,3]	2,212,104	1,768,305
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A4
4.91%	03/10/38		410,000	430,565
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	9,050,000	9,601,991
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	8,850,000	9,340,343
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5
4.88%	01/15/42		5,341,000	5,742,474

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A
4.16%	01/12/39	[3]	$8,300,467	$8,545,087
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	4,160,000	4,295,878
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.17%	12/12/49	[2]	4,840,000	5,386,269
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		2,020,000	2,159,670
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		405,000	444,979
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.99%	08/12/41	[2]	7,265,000	8,463,044
Morgan Stanley Capital I, Series 2007-IQ16, Class A4
5.81%	12/12/49		2,570,000	2,989,452
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.82%	06/11/42	[2]	265,000	309,841
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4
6.39%	07/15/33		156,243	156,163
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	4,363,311	4,082,750
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3
5.62%	08/15/39	[2]	10,500,000	11,247,779
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		5,350,000	5,682,674

				123,438,136

Non-Agency Mortgage-Backed — 21.38%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.46%	02/25/37	[2]	12,000,000	5,662,320
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
3.13%	05/25/35	[2]	8,248,743	6,395,401
American Home Mortgage Assets, Series 2007-4, Class A2
0.44%	08/25/37	[2]	11,813,809	8,828,949
American Home Mortgage Investment Trust, Series 2004-2, Class 2A
2.57%	02/25/44	[2]	11,571,258	9,261,739

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		$30,560	$31,710
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.41%	07/20/36	[2]	6,324,044	6,013,622
Banc of America Funding Corp., Series 2007-5, Class 3A1
6.00%	07/25/37		7,570,732	5,437,588
Banc of America Funding Corp., Series 2007-8, Class 2A1
7.00%	10/25/37		7,673,321	4,485,879
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,4,5]	7,000	525
BCAP LLC Trust, Series 2010-RR9, Class 3A3
4.00%	05/26/37	[2,3]	1,218,630	1,218,111
BCAP LLC Trust, Series 2011-RR5, Class 2A3
3.04%	06/26/37	[2,3]	7,606,626	7,051,780
Bear Stearns Asset Backed Securities Trust, Series 2000-2, Class M2 (STEP)
8.28%	08/25/30		1,309,782	1,279,452
Bear Stearns Asset Backed Securities Trust, Series 2005-SD1, Class 1A3
0.64%	08/25/43	[2]	2,279,832	2,172,749
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,5,†	9,000	90
Carrington Mortgage Loan Trust, Series 2004-NC2, Class M1
1.28%	08/25/34	[2]	218,633	144,929
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A3
0.50%	02/25/37	[2]	14,875,000	5,738,247
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.42%	05/25/36	[2,3]	2,575,546	1,608,530
CC Mortgage Funding Corp., Series 2005-AA, Class B2
0.86%	01/25/36	[2,3]	629,561	168,147
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 2M1
1.14%	02/25/32	[2]	704,894	461,829
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A3
2.81%	12/25/35	[2]	840,000	671,207
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.77%	07/25/37	[2]	8,563,740	8,506,952

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.17%	02/25/34	[2]	$376,165	$348,446
Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B
0.40%	09/25/36	[2]	6,161,583	2,304,262
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A2
0.34%	01/25/37	[2]	42,162	41,992
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.42%	03/25/37	[2]	150,000	112,143
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.54%	07/25/37	[2]	90,000	42,592
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		7,506,511	7,952,715
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	209,189	210,853
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		168,066	177,717
Conseco Financial Corp., Series 1996-1, Class M1
7.00%	03/15/27	[2]	7,504,263	7,875,867
Conseco Financial Corp., Series 1997-2, Class A7
7.62%	06/15/28	[2]	3,893,635	4,288,720
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	2,169,494	2,400,764
Conseco Financial Corp., Series 1997-7, Class A9
7.37%	07/15/29	[2]	6,572,292	7,264,232
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	25,065	25,966
Countrywide Alternative Loan Trust, Series 2005-27, Class 2A1
1.50%	08/25/35	[2]	2,034,925	1,104,009
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A1
5.30%	10/25/35	[2]	183,243	136,511
Countrywide Alternative Loan Trust, Series 2006-46, Class A4
6.00%	02/25/47		5,222,138	3,316,177
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A2
0.45%	09/20/46	[2]	4,265,557	1,773,606
Countrywide Asset-Backed Certificates, Series 2007-4, Class A1A
0.36%	09/25/37	[2]	1,300,700	1,288,544

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report June 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1
0.32%	10/25/47	[2]	$31,642	$31,522
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.95%	08/25/34	[2]	73,210	73,221
Credit Suisse Mortgage Capital Certificates, Series 2007-2, Class 3A4
5.50%	03/25/37		4,882,798	4,463,990
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
5.03%	11/25/35		1,340,958	1,333,113
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
4.57%	01/25/36		2,531,181	1,340,821
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A4
0.48%	11/25/36	[2]	5,889,471	2,129,642
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
5.50%	02/25/37		20,580,000	12,504,215
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.30%	04/25/37	[2]	5,455,056	2,604,144
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.45%	03/19/45	[2]	3,129,754	2,072,711
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR1, Class 2A1A
1.09%	04/19/47	[2]	73,406	43,757
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF5, Class A3C
1.24%	08/25/34	[2]	1,852,243	1,793,017
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.56%	09/25/34	[2]	31,418	27,697
GE Business Loan Trust, Series 2007-1A, Class A
0.41%	04/16/35	[2,3]	3,811,811	3,227,525
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.68%	06/25/30	[2]	831,633	535,522
Green Tree Home Improvement Loan Trust, Series 1997-E, Class HEB1
7.53%	01/15/29		1,245,611	1,227,846

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAA Trust, Series 2006-9, Class A4A
0.48%	06/25/36	[2]	$10,723,456	$4,516,171
Home Equity Loan Trust, Series 2005-3, Class M1
0.66%	01/20/35	[2]	3,092,822	2,808,625
Home Equity Loan Trust, Series 2006-3, Class A4
0.48%	03/20/36	[2]	8,680,000	7,644,409
Home Equity Loan Trust, Series 2007-1, Class AS
0.44%	03/20/36	[2]	7,711,293	7,080,718
Impac CMB Trust, Series 2005-5, Class A1
0.88%	08/25/35	[2]	4,566,992	3,033,588
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
1.02%	12/25/34	[2]	555,285	339,515
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.04%	11/25/34	[2]	1,872,455	1,179,762
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		1,285,179	1,249,596
JPMorgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F3 (STEP)
2.03%	10/25/35		2,303,734	1,981,216
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF2 (STEP)
5.45%	10/25/36		3,066,162	3,060,695
JPMorgan Mortgage Acquisition Corp., Series 2007-CH2, Class AF2 (STEP)
5.40%	01/25/37		12,182,676	8,955,418
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A2
0.30%	05/25/37	[2]	651,846	637,791
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.52%	03/25/47	[2]	50,000	17,571
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.90%	06/25/35	[2]	115,095	94,351
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.85%	07/25/35	[2]	1,368,734	1,322,762
Lake Country Mortgage Loan Trust, Series 2006-HE1, Class M5
2.24%	07/25/34	[2,3]	4,716,000	2,688,356
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		5,427,163	5,454,163
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		4,499,622	4,605,254

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC
0.55%	04/15/40	[2,5]	$283,153,257	$4,139,729
Lehman XS Trust, Series 2006-GP1, Class A4A
0.58%	05/25/46	[2]	10,953,427	2,193,468
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1
1.00%	02/25/35	[2]	2,083,757	2,058,466
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
5.01%	01/25/34	[2]	72,201	68,788
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.07%	01/25/34	[2]	142,330	118,959
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.29%	04/25/34	[2]	584,244	562,459
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
3.06%	06/25/34	[2]	255,860	217,220
MASTR Adjustable Rate Mortgages Trust, Series 2004-9, Class 1A4
0.84%	11/25/34	[2]	3,046,898	2,965,990
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A3
0.46%	05/25/37	[2]	55,000	22,256
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.75%	10/25/32	[2]	570,535	508,499
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.42%	06/25/37	[2]	19,057,200	9,047,493
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		2,071,944	2,120,869
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	8,484,714	8,919,749
Morgan Stanley ABS Capital I, Series 2004-NC2, Class M2
2.04%	12/25/33	[2]	159,642	105,940
Morgan Stanley ABS Capital I, Series 2004-NC7, Class M2
0.86%	07/25/34	[2]	13,000,000	11,874,161
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
0.70%	07/25/34	[2]	1,783,286	1,490,305
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A18
6.00%	07/25/47	[2]	9,789,715	7,250,424
Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4
0.48%	03/25/37	[2]	6,466,000	3,196,631

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3
0.42%	06/25/37	[2]	$7,807,200	$3,688,283
Oakwood Mortgage Investors, Inc., Series 1997-B, Class M
7.78%	08/15/27		5,441,070	5,827,999
Origen Manufactured Housing, Series 2006-A, Class A1
0.39%	11/15/18	[2]	1,395,904	1,376,306
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
0.94%	12/25/34	[2]	5,441,229	5,359,445
Park Place Securities, Inc., Series 2005-WCW1, Class A3D
0.58%	09/25/35	[2]	5,140,771	5,017,654
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
0.74%	03/25/35	[2]	9,578,000	8,606,882
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.56%	06/25/47	[2]	70,000	37,153
RAAC, Series 2006-SP2, Class A2
0.42%	02/25/36	[2]	2,643,316	2,603,453
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
3.28%	03/25/35	[2]	12,582,329	7,147,607
Residential Asset Mortgage Products, Inc., Series 2004-SL4, Class A3
6.50%	07/25/32		1,601,216	1,663,155
Residential Asset Mortgage Products, Inc., Series 2005-RS5, Class AI3
0.58%	05/25/35	[2]	1,354,910	1,330,309
Residential Asset Mortgage Products, Inc., Series 2005-RS8, Class A2
0.54%	10/25/33	[2]	3,408,255	3,359,198
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A5
6.50%	05/25/32		3,631,307	3,521,878
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.50%	01/25/36	[2]	4,235,825	4,102,684
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		4,936	4,875
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.52%	02/25/36	[2]	1,424,303	745,898
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.38%	12/25/36	[2]	10,750,095	9,550,153
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C
0.58%	03/25/36	[2]	3,218,857	3,124,452

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report June 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1
2.48%	12/27/35	[2]	$13,069,897	$7,279,109
Structured Asset Securities Corp., Series 2002-5A, Class 6A
2.25%	04/25/32	[2]	19,673	18,732
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.78%	09/25/33	[2]	3,768,794	3,460,839
Terwin Mortgage Trust, Series 2004-7HE, Class A1
0.80%	07/25/34	[2,3]	142,962	121,668
Terwin Mortgage Trust, Series 2005-9HGS, Class A1
4.00%	08/25/35	[2,3]	37,098	36,674
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A3
0.46%	06/25/47	[2]	7,319,222	7,318,761
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.48%	01/25/33	[2]	359,852	352,090
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.54%	10/25/45	[2]	2,174,350	1,752,300
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.58%	01/25/45	[2]	1,130,654	907,160
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 3A1B
2.66%	07/25/46	[2]	8,510,183	3,696,826
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A1
0.92%	04/25/47	[2]	13,155,287	7,385,589
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.58%	11/25/35	[2]	4,404,786	4,295,248
Wells Fargo Home Equity Trust, Series 2007-2, Class A1
0.34%	04/25/37	[2]	298,617	291,306

				366,728,668

U.S. Agency Mortgage-Backed — 25.30%
Fannie Mae Interest Strip, Series 405, Class F10
0.94%	10/25/40	[2]	10,816,607	10,921,637
Fannie Mae Pool 555177
2.26%	01/01/33	[2]	55,621	58,404
Fannie Mae Pool 555284
7.50%	10/01/17		2,087	2,323
Fannie Mae Pool 567002
8.00%	05/01/23		86,478	103,418

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735861
6.50%	09/01/33		$40,600	$46,683
Fannie Mae Pool 745383
2.52%	12/01/35	[2]	2,081,375	2,213,003
Fannie Mae Pool 770900
2.69%	04/01/34	[2]	616,001	660,501
Fannie Mae Pool 805256
2.33%	01/01/35	[2]	778,461	819,817
Fannie Mae Pool 942553
5.93%	08/01/37	[2]	7,264,273	7,900,456
Fannie Mae Pool 995182
5.50%	06/01/20		11,224,398	12,297,323
Fannie Mae Pool 995793
5.50%	09/01/36		7,958,533	8,755,673
Fannie Mae Pool AD0538
6.00%	05/01/24		3,923,112	4,306,535
Fannie Mae Pool AE0083
6.00%	01/01/40		10,815,755	11,951,397
Fannie Mae Pool AL0851
6.00%	10/01/40		15,628,165	17,217,081
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		15,906,816	17,245,486
Fannie Mae, Series 1997-76, Class FS
0.70%	09/17/27	[2]	46,883	46,767
Fannie Mae, Series 2001-60, Class OF
1.20%	10/25/31	[2]	3,961,725	4,047,824
Fannie Mae, Series 2007-64, Class FA
0.72%	07/25/37	[2]	4,514,314	4,433,947
Fannie Mae, Series 2009-33, Class FB
1.06%	03/25/37	[2]	14,001,756	14,274,593
Fannie Mae, Series 2010-109, Class PF
0.64%	10/25/40	[2]	10,179,182	10,204,461
Fannie Mae, Series 2010-26, Class S (IO)
5.98%	11/25/36	[2]	52,436,172	8,342,595
Fannie Mae, Series 2010-43, Class DP
5.00%	05/25/40		9,148,365	10,079,256
Fannie Mae, Series 2010-95, Class S (IO)
6.36%	09/25/40	[2]	27,010,330	4,790,652
Fannie Mae, Series 2010-99, Class NI (IO)
6.00%	09/25/40		21,244,784	3,681,111
Fannie Mae, Series 2011-71, Class FB
0.74%	05/25/37	[2]	14,795,322	14,900,876
Fannie Mae, Series G92-10, Class Z
7.75%	01/25/22		9,958	11,068
Freddie Mac Gold Pool (TBA)
2.50%	07/15/27		12,680,000	13,036,625
Freddie Mac Gold Pool A45796
7.00%	01/01/33		25,146	29,874

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C46104
6.50%	09/01/29		$31,971	$36,583
Freddie Mac Gold Pool G13032
6.00%	09/01/22		5,739,400	6,284,868
Freddie Mac Gold Pool G13475
6.00%	01/01/24		741,100	814,361
Freddie Mac Non Gold Pool 1B1928
2.51%	08/01/34	[2]	1,875,405	1,989,152
Freddie Mac Non Gold Pool 1G2627
2.56%	03/01/37	[2]	4,302,246	4,568,379
Freddie Mac Non Gold Pool 1J1509
2.34%	11/01/36	[2]	2,744,888	2,910,007
Freddie Mac Non Gold Pool 1L0113
3.07%	05/01/35	[2]	1,563,308	1,666,980
Freddie Mac Non Gold Pool 1Q0196
3.08%	02/01/37	[2]	3,148,861	3,363,412
Freddie Mac Non Gold Pool 786781
2.93%	08/01/29	[2]	134,775	143,953
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		2,128,127	2,383,187
Freddie Mac, Series 2454, Class FQ
1.24%	06/15/31	[2]	34,427	35,237
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		13,480	662
Freddie Mac, Series 3294, Class CB
5.50%	03/15/37		5,709,478	6,023,299
Freddie Mac, Series 3345, Class FP
0.44%	11/15/36	[2]	4,795,744	4,798,897
Freddie Mac, Series 3345, Class PF
0.42%	05/15/36	[2]	4,995,678	4,999,679
Freddie Mac, Series 3346, Class FA
0.47%	02/15/19	[2]	8,302,350	8,315,098
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		6,538,931	6,851,449
Freddie Mac, Series 3672, Class A
6.00%	05/15/40		3,739,583	3,991,340
Ginnie Mae I Pool 422972
6.50%	07/15/29		45,826	53,482
Ginnie Mae II Pool (TBA)
3.50%	07/01/32		16,525,000	17,666,256
Ginnie Mae II Pool 1849
8.50%	08/20/24		1,289	1,546
Ginnie Mae II Pool 2020
8.50%	06/20/25		2,345	2,881
Ginnie Mae II Pool 2286
8.50%	09/20/26		2,993	3,681
Ginnie Mae II Pool 2487
8.50%	09/20/27		17,728	21,974

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80059
2.38%	04/20/27	[2]	$45,680	$47,487
Ginnie Mae II Pool 80589
1.62%	03/20/32	[2]	104,720	108,684
Ginnie Mae II Pool 80610
2.38%	06/20/32	[2]	33,423	34,746
Ginnie Mae II Pool 80968
1.62%	07/20/34	[2]	909,612	942,398
Ginnie Mae II Pool 81201
2.12%	01/20/35	[2]	25,784	26,821
Ginnie Mae II Pool 8599
3.00%	02/20/25	[2]	40,625	42,620
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		158,650	2,547
Ginnie Mae, Series 2009-106, Class XI (IO)
6.56%	05/20/37	[2]	27,930,575	4,929,950
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.69%	10/07/20	[2]	17,722,102	17,753,253
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.61%	11/06/17	[2]	23,406,460	23,433,890
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.71%	11/05/20	[2]	13,512,972	13,527,224
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.80%	12/08/20	[2]	18,449,645	18,516,669
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.80%	12/08/20	[2]	7,858,796	7,887,345
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.77%	03/09/21	[2]	25,798,587	25,826,837
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
0.69%	01/08/20	[2]	12,226,895	12,250,298
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.64%	02/06/20	[2]	11,557,828	11,572,728
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.64%	03/11/20	[2]	7,506,004	7,514,801
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.62%	03/06/20	[2]	9,845,355	9,848,432
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.62%	04/06/20	[2]	7,829,310	7,837,883

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report June 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.62%	05/07/20	[2]	$12,548,907	$ 12,552,829

				433,963,191

Total Mortgage-Backed
(Cost $968,592,781)				924,129,995

MUNICIPAL BONDS — 1.27%*
California — 0.54%
State of California, Taxable, Various Purpose
4.85%	10/01/14		4,900,000	5,293,862
5.50%	03/01/16		1,775,000	2,011,022
State of California, Taxable, Various Purpose, Series 3
5.45%	04/01/15		1,715,000	1,901,935

				9,206,819

Illinois — 0.73%
State of Illinois, Taxable Bonds
4.03%	03/01/14		525,000	543,795
4.07%	01/01/14		6,760,000	6,986,054
5.37%	03/01/17		2,250,000	2,477,453
State of Illinois, Taxable-Pension
4.35%	06/01/18		2,445,000	2,519,646

				12,526,948

Total Municipal Bonds
(Cost $20,498,158)				21,733,767

U.S. AGENCY SECURITIES — 1.04%
Federal Home Loan Bank
0.30%	06/10/13		17,785,000	17,781,301

Total U.S. Agency Securities
(Cost $17,785,000)
U.S. TREASURY SECURITIES — 5.04%
U.S. Treasury Notes — 5.04%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.63%	04/15/13	[8]	45,050,000	49,150,752
1.25%	04/15/14	[8]	12,835,000	14,415,224
1.63%	01/15/15	[8]	6,210,000	7,956,453
2.00%	01/15/14	[8]	11,630,000	15,045,342

Total U.S. Treasury Securities
(Cost $87,410,497)				86,567,771

Total Bonds – 98.81%
(Cost $1,725,649,193)				1,695,069,284

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.52%
Commercial Paper — 0.43%
National Rural Utilities Cooperative Finance Corp.
0.14%[9]	08/06/12		$7,500,000	$7,498,979

Foreign Government Obligations — 0.87%
Japan Treasury Discount Bills (Japan)
0.00%	09/10/12	[4,10]	1,190,000,000	14,884,193

Money Market Fund — 2.57%
BlackRock Liquidity Funds TempFund Portfolio
0.15%[11]			12,142,000	12,142,000
Dreyfus Cash Advantage Fund
0.15%[11,12]			12,859,000	12,859,000
DWS Money Market Series Institutional Funds
0.15%[11]			17,092,000	17,092,000
JPMorgan Prime Money Market Fund
0.14%[11]			2,023,000	2,023,000

				44,116,000

U.S. Agency Discount Notes — 0.65%
Federal Home Loan Bank
0.15%[9]	09/05/12		8,330,000	8,328,950
Freddie Mac
0.14%[9]	09/11/12		2,790,000	2,789,615

				11,118,565

Total Short-Term Investments
(Cost $77,684,558)				77,617,737

Total Investments – 103.33%
(Cost $1,803,333,751)[1]				1,772,687,021

Liabilities in Excess of Other
Assets – (3.33)%				(57,115,239)

Net Assets – 100.00%				$1,715,571,782

	Currency Purchased	Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 09/10/12 at 79.57 Counterparty:
Barclays, Inc.
	USD 14,955,103	JPY 1,190,000,000	$52,592
Net unrealized appreciation			$52,592

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 19

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES
The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays, Inc.
09/20/12	A+	$(25,848)	$18,850	$20,467	$(5,381)
The Fund receives a fixed rate equal to 1.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the General Electric Capital Corp., 5.63% due 09/15/17. Counterparty: UBS AG
09/20/12	A+	(10,849)	4,725	16,439	5,590

		$(36,697)	$23,575	$36,906	$ 209

	Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays, Inc.

	01/25/38	$(2,249,055)	$ 3,756	$ (82,860)	$(2,331,915)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays, Inc.

	01/25/38	(3,097,074)	5,493	(313,352)	(3,410,426)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	(3,528,895)	5,633	31,022	(3,497,873)

		$(8,875,024)	$14,882	$(365,190)	$(9,240,214)

	Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPTION: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $115,920 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

	11/23/20	$(115,920)	$10,080	$92,736	$(23,184)

		$(115,920)	$10,080	$92,736	$(23,184)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $1,803,333,751 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$42,882,737
Gross unrealized depreciation	(73,529,467)

Net unrealized depreciation	$(30,646,730)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2012.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2012, was $248,606,152, representing 14.49% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $8,794,528, which is 0.51% of total net assets.

[6]	Non-income producing security.

[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
06/24/10	Caesars Entertainment Operating Co., Inc., Term Loan B6, 5.50%, 01/28/18	$ 3,322,815	$ 3,196,249	0.19%
06/27/07	Cengage Learning Acquisitions, Inc., Term Loan B, 2.50%, 07/03/14	712,319	664,517	0.04%
05/19/11	Chrysler Group LLC, Term Loan, 1st Lien, 6.00%, 05/24/17	4,639,381	5,005,519	0.29%
10/10/07	HCA, Inc., Term Loan EXT B3, 3.50%, 05/01/18	6,056,634	5,916,997	0.34%
10/31/07	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.74%, 10/10/17	3,337,212	3,299,472	0.19%
10/31/07	Texas Competitive Electric Holdings Co. LLC, Term Loan NONEXT, 1st Lien, 3.74%, 10/10/14	465,072	292,942	0.02%
		$18,533,433	$18,375,696	1.07%

[8]	Inflation protected security. Principal amount reflects original security face amount.

[9]	Represents annualized yield at date of purchase.

[10]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2012.

[11]	Represents the current yield as of June 30, 2012.

[12]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $9,732,000.

†

Fair valued security. The aggregate value of fair valued securities is $11,908,575, which is 0.69% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report June 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. Dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 21

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 96.00%
ASSET-BACKED SECURITIES — 7.93%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.34%	12/27/44	[2,3]	$950,000	$880,226
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.50%	06/14/37	[2,3]	992,287	873,213
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
4.39%	04/17/23	[2,3,4]	275,000	259,472
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	175,000	149,759
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	175,000	143,983
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.54%	11/14/33	[2,3,4]	872,079	715,105
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.62%	01/25/35	[2,3]	1,519,038	1,267,758
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.56%	08/25/35	[2,3]	609,515	433,360
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.67%	06/25/26	[2]	350,000	331,354
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.67%	02/25/35	[2]	650,000	628,759
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.47%	10/27/36	[2]	330,000	313,711
CIT Education Loan Trust, Series 2007-1, Class A
0.56%	03/25/42	[2,3]	622,196	567,131
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	421,458	421,504
Discover Card Master Trust, Series 2009-A2, Class A
1.54%	02/17/15	[2]	325,000	325,429
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.12%	04/25/35	[2]	580,000	560,960
GE Business Loan Trust, Series 2004-1, Class A
0.53%	05/15/32	[2,3]	903,944	837,040
GE Business Loan Trust, Series 2004-1, Class B
0.94%	05/15/32	[2,3]	491,263	388,831

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2004-2A, Class A
0.46%	12/15/32	[2,3]	$1,146,946	$1,028,705
GE Business Loan Trust, Series 2005-1A, Class A3
0.49%	06/15/33	[2,3]	661,457	567,716
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.54%	04/17/19	[2,3,4]	201,666	197,829
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.49%	11/17/20	[2,3,4]	580,833	562,034
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.48%	12/19/32	[2,3,4]	880,899	771,209
Keycorp Student Loan Trust, Series 2002-A, Class 1A2
0.66%	08/27/31	[2]	627,845	580,583
Lease Investment Flight Trust, Series 1, Class A1
0.63%	07/15/31	[2]	450,926	291,975
Lease Investment Flight Trust, Series 1, Class A2
0.67%	07/15/31	[2]	721,482	467,160
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[3]	584,275	607,646
SLC Student Loan Trust, Series 2008-1, Class A4A
2.07%	12/15/32	[2]	625,000	644,903
SLM Student Loan Trust, Series 2006-5, Class A6C
0.59%	10/25/40	[2]	850,000	723,921
SLM Student Loan Trust, Series 2011-2, Class A2
1.44%	10/25/34	[2]	500,000	486,554
South Carolina Student Loan Corp., Series A2
0.59%	12/01/20	[2]	725,000	704,779
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
0.03%	07/01/42	[2,3]	750,000	566,250
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.62%	04/16/22	[2,3,4]	300,000	285,952
TAL Advantage LLC, Series 2006-1, Class NOTE
0.43%	04/20/21	[2,3]	555,833	533,253
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[3]	520,833	526,169
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	247,917	248,771
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.49%	05/15/20	[2,3,4]	306,250	297,736

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report June 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	$832,500	$855,191
Trinity Rail Leasing LP, Series 2004-1A, Class A
5.27%	08/14/27	[3]	263,022	282,642
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
4.37%	07/15/41	[3]	645,907	664,477
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.42%	11/26/21	[2,3]	828,125	787,451
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.39%	02/26/19	[2,3]	291,667	282,888
Triton Container Finance LLC, Series 2012-1A, Class A
4.21%	05/14/27	[3]	247,917	249,337
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20	[3]	438,133	449,486
US Education Loan Trust IV LLC, Series 2006-1, Class A4
0.31%	03/01/41	3,5,†	700,000	573,997

Total Asset-Backed Securities
(Cost $23,187,911)				23,336,209

BANK LOANS — 0.15%*
Health Care — 0.15%
HCA, Inc., Term Loan EXT B3
3.50%	05/01/18	[2,6]	455,133	442,830

Total Bank Loans
(Cost $454,088)

CORPORATES — 24.25%*
Banking — 5.57%
Abbey National Treasury Services Plc/London (United Kingdom)
2.88%	04/25/14	[4]	1,019,000	997,647
ANZ National International Ltd. (New Zealand)
6.20%	07/19/13	[3,4]	600,000	629,240
Bank of America Corp.
5.62%	10/14/16		215,000	228,951
5.62%	07/01/20		1,500,000	1,608,546
Bank of America N.A. (BKNT)
0.77%	06/15/17	[2]	1,350,000	1,154,626
6.10%	06/15/17		340,000	363,927
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[4]	850,000	895,982
Chase Capital III, Series C
1.02%	03/01/27	[2]	500,000	359,954

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Commonwealth Bank of Australia/New York (Australia)
1.95%	03/16/15	[4]	$1,400,000	$1,408,825
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[4]	700,000	722,010
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[4]	500,000	530,304
6.00%	02/15/18	[4]	575,000	615,965
Deutsche Bank AG/London, Series G (MTN) (Germany)
4.88%	05/20/13	[4]	760,000	782,659
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	120,000	100,800
HBOS Plc, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	915,000	853,639
JPMorgan Chase Bank N.A.
0.80%	06/13/16	[2]	600,000	555,476
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	669,833
6.00%	10/01/17		500,000	560,447
National Australia Bank/New York (MTN) (Australia)
2.00%	03/09/15	[4]	1,200,000	1,202,828
Royal Bank of Scotland Plc (United Kingdom)
3.95%	09/21/15	[4]	1,000,000	1,019,370
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	825,000	871,225
Wachovia Corp. (MTN)
5.50%	05/01/13		239,000	248,391

				16,380,645

Communications — 0.82%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%	02/01/14		350,000	374,829
Frontier Communications Corp.
6.62%	03/15/15		650,000	692,250
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	11/01/19	[4]	650,000	723,125
Verizon Communications, Inc.
1.95%	03/28/14		600,000	614,343

				2,404,547

Electric — 1.80%
Calpine Construction Finance Co. LP and CCFC Finance Corp.
8.00%	06/01/16	[3]	475,000	515,375
Cedar Brakes II LLC
9.88%	09/01/13	[3]	455,169	467,394

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 23

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		$1,429,000	$1,429,000
PG&E Corp.
5.75%	04/01/14		910,000	979,530
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	570,880
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	646,299
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	500,000	682,807

				5,291,285

Energy — 1.66%
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	1,000,000	1,000,938
Sabine Pass LNG LP
7.25%	11/30/13		935,000	972,400
Southern Union Co.
3.48%	11/01/66	[2]	910,000	745,063
Tennessee Gas Pipeline Co.
8.00%	02/01/16		1,250,000	1,476,687
Valero Energy Corp.
9.38%	03/15/19		471,000	619,812
Williams Cos., Inc.
7.88%	09/01/21		70,000	88,556

				4,903,456

Finance — 7.09%
Bear Stearns Cos. LLC
7.25%	02/01/18		1,140,000	1,364,502
Citigroup, Inc.
1.02%	08/25/36	[2]	205,000	139,849
2.17%	05/15/18	[2]	583,000	546,188
5.50%	04/11/13		451,000	463,841
5.50%	10/15/14		371,000	393,014
6.00%	08/15/17		250,000	274,152
6.12%	05/15/18		345,000	385,697
6.38%	08/12/14		535,000	573,151
6.50%	08/19/13		408,000	427,604
General Electric Capital Corp.
4.62%	01/07/21		700,000	771,298
5.62%	05/01/18		730,000	839,154
General Electric Capital Corp. (MTN)
0.85%	05/05/26	[2]	500,000	410,250
1.37%	05/22/13	[2]	340,000	342,344
3.35%	10/17/16		750,000	798,398
General Electric Capital Corp., Series A (MTN)
0.73%	09/15/14	[2]	694,000	685,087

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Capital Corp., Series E (MTN)
0.60%	03/20/14	[2]	$300,000	$294,607
Goldman Sachs Group, Inc.
5.75%	01/24/22		500,000	526,633
6.15%	04/01/18		1,100,000	1,193,936
7.50%	02/15/19		550,000	627,301
Goldman Sachs Group, Inc. (MTN)
6.00%	05/01/14		250,000	264,329
Goldman Sachs Group, Inc., Series B (MTN)
0.87%	07/22/15	[2]	100,000	92,426
International Lease Finance Corp.
6.50%	09/01/14	[3]	1,000,000	1,055,000
JPMorgan Chase Capital XIII, Series M
1.41%	09/30/34	[2]	1,070,000	811,608
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	510,000	565,998
8.95%	05/18/17	[2]	410,000	458,503
9.57%	06/06/17	[2]	319,000	361,204
Morgan Stanley
0.95%	10/15/15	[2]	187,000	166,722
Morgan Stanley (MTN)
0.92%	10/18/16	[2]	1,185,000	1,028,280
6.25%	08/28/17		800,000	825,763
NCUA Guaranteed Notes, Series A1
0.26%	06/12/13	[2]	2,225,000	2,225,000
Prudential Holdings LLC (AGM)
1.34%	12/18/17	[2,3]	500,000	479,537
Reckson Operating Partnership LP
5.00%	08/15/18		700,000	711,341
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	750,000	753,750

				20,856,467

Health Care — 1.03%
HCA, Inc. (WI)
8.50%	04/15/19		1,240,000	1,387,250
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	779,448
WellPoint, Inc.
6.00%	02/15/14		800,000	860,931

				3,027,629

Industrials — 0.34%
BAA Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	1,000,000	999,227

Insurance — 1.77%
Farmers Insurance Exchange
6.00%	08/01/14	[3]	1,000,000	1,071,142

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report June 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
3.88%	04/11/22	[3]	$1,400,000	$1,470,911
5.12%	06/10/14	[3]	800,000	858,289
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	502,000	456,800
6.60%	04/15/34	[3]	440,000	431,819
Pricoa Global Funding I
5.45%	06/11/14	[3]	850,000	921,027

				5,209,988

Real Estate Investment Trust (REIT) — 2.84%
Duke Realty LP
6.25%	05/15/13		790,000	816,676
HCP, Inc.
3.75%	02/01/19		525,000	525,875
7.07%	06/08/15		200,000	223,059
HCP, Inc. (MTN)
6.30%	09/15/16		500,000	563,583
6.70%	01/30/18		275,000	320,749
Health Care REIT, Inc.
4.12%	04/01/19		500,000	510,097
4.70%	09/15/17		1,000,000	1,059,618
Shurgard Storage Centers LLC
5.88%	03/15/13		68,000	70,298
Simon Property Group LP
4.20%	02/01/15		400,000	422,981
UDR, Inc. (MTN)
5.25%	01/15/15		1,000,000	1,073,335
Ventas Realty LP/Ventas Capital Corp.
4.00%	04/30/19		1,200,000	1,231,454
WEA Finance LLC
7.12%	04/15/18	[3]	775,000	919,148
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14	[3]	570,000	623,207

				8,360,080

Transportation — 1.33%
American Airlines Pass-Through Trust, Series 2011-2, Class A
8.62%	10/15/21		970,478	1,031,133
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		66,765	71,105
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		372,680	408,084
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		340,177	370,580

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.84%	08/15/16	[2]	$14,826	$13,751
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.92%	11/15/16	[2]	661,000	608,120
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		189,335	210,990
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		333,954	379,873
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		800,000	829,500

				3,923,136

Total Corporates
(Cost $67,188,192)				71,356,460

MORTGAGE-BACKED — 46.97%**
Commercial Mortgage-Backed — 9.10%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5
4.86%	07/10/43	[2]	950,000	1,035,927
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4
5.89%	07/10/44	[2]	1,010,000	1,144,747
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4
5.19%	05/11/39	[2]	39,774	40,917
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.30%	10/12/42	[2]	1,140,000	1,269,599
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4
5.54%	09/11/41		470,000	538,074
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A4
5.71%	04/12/38	[2]	1,100,000	1,250,258
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.69%	06/11/50	[2]	1,101,000	1,275,489
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4
5.89%	12/10/49	[2]	500,000	580,618
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4
5.81%	12/10/49	[2]	235,000	275,508
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
5.31%	12/15/39		1,045,000	1,164,274
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	516,997	580,096

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2003-2A, Class A
0.61%	11/15/31	[2,3]	$739,511	$693,416
GE Business Loan Trust, Series 2005-2A, Class B
0.74%	11/15/33	[2,3]	539,200	431,024
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4
4.11%	07/05/35		945,770	961,779
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	1,110,000	1,177,703
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.44%	03/10/39		945,000	1,052,136
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	1,715,000	1,810,021
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-LDP9, Class A3
5.34%	05/15/47		490,000	542,361
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4
5.44%	06/12/47		1,085,000	1,230,856
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	1,190,000	1,326,219
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4
4.75%	06/12/43	[2]	935,000	1,013,430
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.17%	12/12/49	[2]	760,000	845,778
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		285,000	304,706
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		1,040,000	1,142,662
Morgan Stanley Capital I, Series 2007-IQ16, Class A4
5.81%	12/12/49		1,185,000	1,378,405
Morgan Stanley Capital I, Series 2011-C3, Class A4
4.12%	08/15/49		165,000	178,730
Nomura Asset Securities Corp., Series 1998-D6, Class A3
7.54%	03/15/30	[2]	965,000	999,286
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	707,390	661,905

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	$940,000	$1,039,119
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		775,000	823,191

				26,768,234

Non-Agency Mortgage-Backed — 17.22%
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2
0.44%	08/25/35	[2]	448,789	432,222
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		7,638	8,040
Banc of America Funding Corp., Series 2006-D, Class 1A2
0.52%	05/20/36	2,†	2,000,000	349,992
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.41%	07/20/36	[2]	983,012	934,760
Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		8,196	7,933
Bear Stearns Asset Backed Securities Trust, Series 2005-HE12, Class 1A3
0.64%	12/25/35	[2]	800,000	717,085
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.52%	01/25/35	[2,3]	307,627	244,846
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.42%	05/25/36	[2,3]	275,350	171,967
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 1A4
5.32%	02/25/35		9,322	9,231
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.17%	02/25/34	[2]	29,426	27,258
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.42%	03/25/37	[2]	1,526,500	1,141,246
Conseco Finance Home Loan Trust, Series 2000-E, Class M1
8.13%	08/15/31	[2]	60,014	58,482
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		675,844	716,017
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	76,703	77,313
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		163,948	171,001

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report June 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	$274,146	$210,798
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	1,060,000	1,153,573
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	411,154	454,984
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		1,158,441	1,254,089
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	700,000	641,148
Countrywide Alternative Loan Trust, Series 2005-27, Class 2A1
1.50%	08/25/35	[2]	354,351	192,246
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.25%	08/25/35	[2]	30,327	14,574
Countrywide Alternative Loan Trust, Series 2006-OC3, Class 2A3
0.54%	04/25/36	[2]	5,157,176	1,561,031
Countrywide Asset-Backed Certificates, Series 2004-AB1, Class 2A3
1.28%	02/25/35	[2]	139,821	138,045
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.95%	08/25/34	[2]	336,997	337,048
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		1,604,917	1,368,747
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
4.62%	12/25/36		1,293,666	857,300
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.40%	07/25/36	[2]	1,503,192	808,332
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.30%	04/25/37	[2]	272,037	129,866
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class M1
0.48%	12/25/37	[2]	637,413	7,764
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.56%	09/25/34	[2]	851,441	750,592

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Green Tree Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		$582,089	$586,761
Green Tree Home Improvement Loan Trust, Series 1995-C, Class B2
7.60%	07/15/20		2	2
Green Tree Home Improvement Loan Trust, Series 1997-E, Class HEB1
7.53%	01/15/29		198,346	195,517
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	900,000	986,017
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	1,360,338	1,507,067
Greenpoint Manufactured Housing, Series 1999-5, Class A5
7.82%	12/15/29	[2]	875,000	937,348
GSAMP Trust, Series 2006-HE6, Class A4
0.48%	08/25/36	[2]	2,200,000	817,584
Home Equity Loan Trust, Series 2006-4, Class A3V
0.39%	03/20/36	[2]	1,091,635	1,057,253
Home Equity Loan Trust, Series 2007-2, Class A2F (STEP)
5.69%	07/20/36		833,849	837,744
Home Equity Loan Trust, Series 2007-2, Class M1
0.55%	07/20/36	[2]	1,510,000	1,039,599
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
3.02%	10/25/34	[2]	135,397	124,419
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.04%	11/25/34	[2]	47,350	29,834
Indymac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.91%	06/25/37	[2]	1,959,789	981,564
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1
3.22%	05/25/37	[2]	15,900	6,877
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		494,963	493,089
Indymac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		131,763	131,265
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		282,116	274,305
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
5.38%	05/25/37	[2]	876,238	690,161

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lake Country Mortgage Loan Trust, Series 2006-HE1, Class M5
2.24%	07/25/34	[2,3]	$700,000	$399,035
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		442,302	452,685
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		254,144	263,255
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	800,925	835,584
Lehman XS Trust, Series 2007-12N, Class 1A3A
0.45%	07/25/47	[2]	4,367,999	1,482,939
Lehman XS Trust, Series 2007-14H, Class A12
0.75%	07/25/47	[2]	6,214,500	817,600
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
5.01%	01/25/34	[2]	621,970	592,574
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.07%	01/25/34	[2]	1,807	1,510
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		3,384	3,499
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.75%	10/25/32	[2]	2,880	2,567
MASTR Seasoned Securities Trust, Series 2004-2, Class A2
6.50%	08/25/32		81,827	86,285
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
2.52%	10/25/32	[2]	7,356	7,329
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.42%	06/25/37	[2]	811,700	385,358
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.50%	06/25/37	[2]	1,500,000	600,627
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		1,222,683	1,256,051
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		610,678	645,331
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		916,017	937,647
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		654,298	656,111
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		972,697	981,297

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley ABS Capital I, Series 2004-NC7, Class M2
0.86%	07/25/34	[2]	$2,000,000	$1,826,794
Morgan Stanley ABS Capital I, Series 2005-HE3, Class M3
0.78%	07/25/35	[2]	1,903,000	1,342,704
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
0.52%	09/25/36	[2]	2,450,000	1,370,369
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		15,371	15,679
Option One Mortgage Loan Trust, Series 2007-6, Class 2A4
0.50%	07/25/37	[2]	2,159,800	782,437
Origen Manufactured Housing, Series 2004-A, Class M2
6.64%	01/15/35	[2]	583,389	600,411
Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1
5.25%	09/25/33		2,586	2,578
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	1,358
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI5 (STEP)
5.69%	03/25/33		15,836	9,277
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A41
8.00%	04/25/31		51,730	55,558
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
2.70%	12/25/34	[2]	96,397	92,650
Residential Funding Mortgage Securities II, Inc., Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		433,025	409,912
Residential Funding Mortgage Securities II, Inc., Series 2003-HS2, Class AI4 (STEP)
3.87%	07/25/33		13,520	12,832
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.52%	02/25/36	[2]	73,041	38,251
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.38%	12/25/36	[2]	1,505,013	1,337,021
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1
5.66%	06/25/37	[2]	1,499,019	1,030,430
Structured Asset Mortgage Investments, Inc., Series 2005-AR3, Class 1A1
0.52%	08/25/35	[2]	1,067,594	707,773

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report June 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A2
1.63%	02/25/36	[2]	$1,301,983	$763,134
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
2.26%	05/25/36	[2]	3,869,888	1,485,695
Terwin Mortgage Trust, Series 2005-9HGS, Class A1
4.00%	08/25/35	[2,3]	2,592	2,563
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	3,657	1,585
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.90%	04/15/30		118,429	119,744
Vanderbilt Mortgage Finance, Series 2000-C, Class ARM
0.59%	10/07/30	[2]	776,785	602,355
Vanderbilt Mortgage Finance, Series 2001-A, Class M1
7.74%	04/07/31	[2]	636,836	659,114
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.48%	01/25/33	[2]	19,839	19,411
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.85%	01/25/47	[2]	1,997,770	784,242
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A1
0.92%	04/25/47	[2]	709,354	398,243
Wells Fargo Home Equity Trust, Series 2006-1, Class A3
0.40%	05/25/36	[2]	133,783	131,842

				50,655,182

U.S. Agency Mortgage-Backed — 20.65%
Fannie Mae Pool 253974
7.00%	08/01/31		16,630	18,538
Fannie Mae Pool 254232
6.50%	03/01/22		24,936	28,083
Fannie Mae Pool 527247
7.00%	09/01/26		102	117
Fannie Mae Pool 545191
7.00%	09/01/31		8,497	9,477
Fannie Mae Pool 545646
7.00%	09/01/26		76	89
Fannie Mae Pool 549740
6.50%	10/01/27		23,799	27,045
Fannie Mae Pool 555177
2.26%	01/01/33	[2]	29,586	31,066

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 555284
7.50%	10/01/17		$991	$1,103
Fannie Mae Pool 606108
7.00%	03/01/31		1,073	1,234
Fannie Mae Pool 630599
7.00%	05/01/32		15,863	18,759
Fannie Mae Pool 655928
7.00%	08/01/32		9,484	11,096
Fannie Mae Pool 735207
7.00%	04/01/34		7,022	7,851
Fannie Mae Pool 735646
4.50%	07/01/20		14,098	15,176
Fannie Mae Pool 735686
6.50%	12/01/22		130,155	146,583
Fannie Mae Pool 735861
6.50%	09/01/33		235,365	270,625
Fannie Mae Pool 764388
4.99%	03/01/34	[2]	138,244	148,905
Fannie Mae Pool 770869
2.70%	04/01/34	[2]	388,898	414,902
Fannie Mae Pool 776708
5.00%	05/01/34		547,409	610,300
Fannie Mae Pool 817611
5.29%	11/01/35	[2]	101,358	109,227
Fannie Mae Pool 844773
5.22%	12/01/35	[2]	6,836	7,372
Fannie Mae Pool 889125
5.00%	12/01/21		665,779	717,417
Fannie Mae Pool 889184
5.50%	09/01/36		703,717	773,763
Fannie Mae Pool 890221
5.50%	12/01/33		1,090,162	1,197,925
Fannie Mae Pool 895606
5.72%	06/01/36	[2]	264,958	288,514
Fannie Mae Pool 918445
5.78%	05/01/37	[2]	26,997	29,398
Fannie Mae Pool 939419
5.65%	05/01/37	[2]	436,754	472,535
Fannie Mae Pool AB3685
4.00%	10/01/41		2,988,863	3,226,571
Fannie Mae Pool AD0791
4.76%	02/01/20		983,949	1,132,695
Fannie Mae Pool AE0600
3.97%	11/01/20		1,036,491	1,155,503
Fannie Mae Pool AE0605
4.67%	07/01/20		990,317	1,137,520
Fannie Mae Pool AH3428
3.50%	01/01/26		2,898,507	3,116,914

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AJ0764
4.50%	09/01/41		$1,324,558	$1,423,794
Fannie Mae Pool AL0209
4.50%	05/01/41		1,127,002	1,245,558
Fannie Mae Whole Loan, Series 2003-W6, Class 5T (IO)
0.55%	09/25/42	[2]	30,363,810	400,180
Fannie Mae, Series 1989-25, Class G
6.00%	06/25/19		2,845	3,128
Fannie Mae, Series 1992-116, Class B
6.50%	06/25/22		357	388
Fannie Mae, Series 1993-225, Class SG
26.46%	12/25/13	[2]	31,834	36,146
Fannie Mae, Series 1993-80, Class S
10.57%	05/25/23	[2]	17,571	20,163
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		384,260	439,902
Fannie Mae, Series 2003-27, Class SG (IO)
7.40%	04/25/17	[2]	1,097,561	22,385
Fannie Mae, Series 2007-64, Class FA
0.72%	07/25/37	[2]	728,376	715,409
Fannie Mae, Series 2008-50, Class SA (IO)
5.80%	11/25/36	[2]	6,573,643	1,091,948
Freddie Mac Gold Pool (TBA)
2.50%	07/15/27		1,535,000	1,578,172
3.50%	07/15/42		2,665,000	2,796,584
Freddie Mac Gold Pool A25162
5.50%	05/01/34		732,135	803,175
Freddie Mac Gold Pool A33262
5.50%	02/01/35		121,394	135,373
Freddie Mac Gold Pool A68781
5.50%	10/01/37		29,483	32,417
Freddie Mac Gold Pool A94843
4.00%	11/01/40		2,322,510	2,512,778
Freddie Mac Gold Pool C90504
6.50%	12/01/21		3,349	3,751
Freddie Mac Gold Pool E01279
5.50%	01/01/18		4,146	4,486
Freddie Mac Gold Pool E90474
6.00%	07/01/17		8,844	9,638
Freddie Mac Gold Pool G01548
7.50%	07/01/32		732,279	898,327
Freddie Mac Gold Pool G01601
4.00%	09/01/33		18,077	19,293
Freddie Mac Gold Pool G01611
4.00%	09/01/33		6,740	7,193
Freddie Mac Gold Pool G01644
5.50%	02/01/34		568,715	623,368

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G02366
6.50%	10/01/36		$461,028	$518,099
Freddie Mac Gold Pool G06354
4.00%	04/01/41		1,201,008	1,299,399
Freddie Mac Gold Pool G06499
4.00%	03/01/41		1,670,293	1,801,388
Freddie Mac Gold Pool G06737
4.00%	10/01/41		3,198,213	3,445,700
Freddie Mac Gold Pool G11707
6.00%	03/01/20		7,438	8,105
Freddie Mac Gold Pool G12393
5.50%	10/01/21		568,929	614,510
Freddie Mac Gold Pool G12909
6.00%	11/01/22		627,438	687,461
Freddie Mac Gold Pool G13032
6.00%	09/01/22		459,455	503,121
Freddie Mac Gold Pool J06246
5.50%	10/01/21		304,910	333,813
Freddie Mac Gold Pool J13884
3.50%	12/01/25		2,338,197	2,492,195
Freddie Mac Gold Pool Q04090
4.00%	10/01/41		1,071,284	1,159,047
Freddie Mac Gold Pool Q04091
4.00%	10/01/41		2,464,813	2,655,547
Freddie Mac Gold Pool Q05261
3.50%	12/01/41		1,446,568	1,532,816
Freddie Mac Non Gold Pool 1B3413
5.93%	05/01/37	[2]	531,305	576,758
Freddie Mac Non Gold Pool 1J0045
5.08%	01/01/36	[2]	10,773	11,545
Freddie Mac REMICS, Series 3460, Class SA (IO)
5.96%	06/15/38	[2]	6,769,912	974,483
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.37%	04/15/42	[2]	6,520,259	1,046,800
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	19,702
Freddie Mac, Series 1688, Class W
7.25%	03/15/14		1,678	1,741
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		153,353	171,733
Freddie Mac, Series 2929, Class PE
5.00%	05/15/33		55,000	56,687
Ginnie Mae I Pool 782810
4.50%	11/15/39		2,518,631	2,807,585
Ginnie Mae II Pool (TBA)
3.50%	07/01/32		2,665,000	2,849,051

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report June 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80968
1.62%	07/20/34	[2]	$64,898	$67,237
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		17,918	288
Ginnie Mae, Series 2004-8, Class SE
13.82%	11/26/23	[2]	116,041	145,028
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.61%	11/06/17	[2]	1,604,286	1,606,166
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.71%	11/05/20	[2]	1,055,840	1,056,953
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.77%	03/09/21	[2]	1,205,318	1,206,637
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.64%	02/06/20	[2]	1,172,533	1,174,045

				60,773,499

Total Mortgage-Backed
(Cost $132,625,664)				138,196,915

MUNICIPAL BONDS — 0.99%*
California — 0.43%
State of California, Taxable, Various Purpose
6.20%	10/01/19		866,000	1,021,603
State of California, Taxable, Various Purpose, Series 3
5.95%	04/01/16		225,000	258,786

				1,280,389

Illinois — 0.56%
State of Illinois, Taxable Bonds
5.67%	03/01/18		525,000	583,034
5.88%	03/01/19		210,000	233,079
State of Illinois, Taxable-Pension
4.35%	06/01/18		800,000	824,424

				1,640,537

Total Municipal Bonds
(Cost $2,674,822)				2,920,926

U.S. AGENCY SECURITIES — 1.88%
U.S. Agency Securities — 1.88%
Federal Home Loan Bank
0.50%	05/15/14		2,880,000	2,879,954

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
Freddie Mac
0.75%	11/25/14		$2,645,000	$2,664,137

Total U.S. Agency Securities
(Cost $5,524,314)				5,544,091

U.S. TREASURY SECURITIES — 13.83%
U.S. Treasury Notes — 13.83%
U.S. Treasury Notes
0.25%	05/15/15		8,340,000	8,304,814
0.88%	01/31/17		7,055,000	7,116,069
1.75%	05/15/22		16,080,000	16,215,675
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.63%	04/15/13	[7]	6,975,000	7,609,911
1.63%	01/15/15	[7]	1,130,000	1,447,793

Total U.S. Treasury Securities
(Cost $40,496,376)				40,694,262

Total Bonds – 96.00%
(Cost $272,151,367)				282,491,693

SHORT-TERM INVESTMENTS — 7.11%

Commercial Paper — 0.95%
National Rural Utilities Cooperative Finance Corp.
0.14%[8]	08/06/12		2,790,000	2,789,620

Foreign Government Obligations — 0.85%
Japan Treasury Discount Bills (Japan)
0.00%	09/10/12	[4,9]	200,000,000	2,501,545

Money Market Fund — 2.44%
BlackRock Liquidity Funds TempFund Portfolio
0.15%[10]			2,942,000	2,942,000
Dreyfus Cash Advantage Fund
0.15%[10,11]			1,283,000	1,283,000
DWS Money Market Series Institutional Funds
0.15%[10]			2,934,000	2,934,000
JPMorgan Prime Money Market Fund
0.14%[10]			11,000	11,000

				7,170,000

U.S. Agency Discount Notes — 2.87%
Fannie Mae
0.13%[8]	07/05/12		3,100,000	3,099,987
Federal Home Loan Bank
0.15%[8]	09/05/12		1,365,000	1,364,828

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 31

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unadited)

Issues	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS — (continued)
U.S. Agency Discount Notes — (continued)
Freddie Mac
0.12%[8]	08/13/12	$4,000,000	$3,999,672

			8,464,487

Total Short-Term Investments
(Cost $20,936,696)			20,925,652

Total Investments – 103.11%
(Cost $293,088,063)[1]			303,417,345

Liabilities in Excess of Other
Assets – (3.11)%			(9,165,777)

Net Assets – 100.00%			$294,251,568

Currency Purchased	Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 09/10/12 at 79.57 Counterparty: Barclays, Inc.
USD 2,513,463	JPY 200,000,000	$8,839
Net unrealized appreciation		$8,839

Expiration Date	Premiums Paid	Notional Amount (000’s)[b]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.
09/20/16	$228	$125	$1,498	$1,726

	$228	$125	$1,498	$1,726

Expiration Date	Premiums Paid	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays, Inc.
10/12/52	$22,668	$250	$14,941	$37,609
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays, Inc.
10/12/52	17,380	215	14,964	32,344

	Expiration Date	Premiums Paid	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES (continued)

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays, Inc.
	10/12/52	$910,559	$1,605	$(669,108)	$241,451

		$950,607	$2,070	$(639,203)	$311,404

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s)[b]	(Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays, Inc.
09/20/16	A+	$(58,457)	$1,235	$(5,446)	$(63,903)

		$(58,457)	$1,235	$(5,446)	$(63,903)

	Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	(Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays, Inc.
	01/25/38	$(1,217,653)	$2,159	$(123,198)	$(1,340,851)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays, Inc.
	01/25/38	(83,583)	141	(3,864)	(87,447)

		$(1,301,236)	$2,300	$(127,062)	$(1,428,298)

	Expiration Date	Premiums (Received)	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $13,685 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
	11/23/20	$(13,685)	$1,190	$10,948	$(2,737)

		$(13,685)	$1,190	$10,948	$(2,737)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report June 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $293,088,063 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$13,396,925
Gross unrealized depreciation	(3,067,643)

Net unrealized appreciation	$10,329,282

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2012.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2012, was $38,673,536, representing 13.14% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Non-income producing security.

[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA, Inc., Term Loan EXT
	B3, 3.50%, 05/01/18	$454,088	$442,830	0.15%

[7]	Inflation protected security. Principal amount reflects original security face amount.

[8]	Represents annualized yield at date of purchase.

[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2012.

[10]	Represents the current yield as of June 30, 2012.

[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,268,000.

†

Fair valued security. The aggregate value of fair valued securities is $1,217,731, which is 0.41% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(MTN): Medium-term note

(STEP): Step coupon

bond (TBA): To be announced

(USD): U.S. Dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 33

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.97%
ASSET-BACKED SECURITIES — 5.44%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.34%	12/27/44	[2,3]	$14,950,000	$13,851,979
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.50%	06/14/37	[2,3]	51,728,322	45,520,923
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)

4.39%	04/17/23	[2,3,4]	11,270,000	10,633,651
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	2,255,000	1,929,749
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	2,669,000	2,195,959
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	5,240,000	3,954,968
Axis Equipment Funding LLC, Series 2012-MI, Class A
16.00%	06/17/17	†	11,582,000	11,577,025
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.54%	11/14/33	[2,3,4]	51,176,930	41,965,082
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.62%	01/25/35	[2,3]	5,686,432	4,745,780
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.54%	04/25/35	[2,3]	5,585,073	4,284,530
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.56%	08/25/35	[2,3]	29,750,064	21,152,057
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.48%	12/25/36	[2,3]	292,065	188,738
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.46%	03/25/37	[2,3]	12,237,761	8,682,117
Bayview Commercial Asset Trust, Series 2007-2A, Class A1
0.52%	07/25/37	[2,3]	18,437,878	9,554,803
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.48%	07/25/37	[2,3]	3,114,351	2,171,690
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.47%	10/27/36	[2]	24,400,000	23,195,582
Brazos Higher Education Authority, Series 2005-1, Class 1A4
0.62%	03/26/29	[2]	10,000,000	9,415,400

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Series 2007-1, Class A
0.56%	03/25/42	[2,3]	$23,280,209	$21,219,906
CIT Education Loan Trust, Series 2007-1, Class B
0.77%	06/25/42	[2,3]	28,650,000	21,757,953
College Loan Corp. Trust, Series 2005-2, Class B
0.96%	01/15/37	[2]	7,158,242	5,585,699
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	23,254,583	23,257,090
Discover Card Master Trust, Series 2009-A2, Class A
1.54%	02/17/15	[2]	7,275,000	7,284,606
Doral CLO 1 Ltd., Series 2012-2A, Class B (Cayman Islands)
3.23%	05/26/23	[2,3,4]	11,500,000	10,044,238
GE Business Loan Trust, Series 2004-1, Class A
0.53%	05/15/32	[2,3]	26,825,606	24,840,138
GE Business Loan Trust, Series 2004-2A, Class A
0.46%	12/15/32	[2,3]	17,018,580	15,264,094
GE Business Loan Trust, Series 2005-1A, Class A3
0.49%	06/15/33	[2,3]	15,808,831	13,568,422
GE Business Loan Trust, Series 2005-2A, Class A
0.48%	11/15/33	[2,3]	37,578,108	32,900,855
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.54%	04/17/19	[2,3,4]	8,231,669	8,075,046
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.49%	11/17/20	[2,3,4]	45,559,542	44,084,939
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.48%	12/19/32	[2,3,4]	64,838,560	56,764,862
Goal Capital Funding Trust, Series 2005-2, Class B
1.00%	11/25/44	[2]	19,227,662	16,107,105
Goal Capital Funding Trust, Series 2006-1, Class B
0.92%	08/25/42	[2]	5,575,904	4,715,079
Green Tree Recreational Equipment & Consumer Trust, Series 1996-D, Class CTFS
7.24%	12/15/22		44,868	25,874
GSC Partners Gemini Fund Ltd., Series 1A, Class A (Cayman Islands)
1.12%	10/10/14	[2,3,4]	1,323,357	1,313,432
Lease Investment Flight Trust, Series 1, Class A1
0.63%	07/15/31	[2]	21,428,025	13,874,646

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Lease Investment Flight Trust, Series 1, Class A2
0.67%	07/15/31	[2]	$70,137,102	$45,413,773
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
0.99%	02/25/36	[2,3]	10,125,000	6,986,250
North Carolina State Education Authority, Series 2011-1, Class A3
1.37%	10/25/41	[2]	24,000,000	23,312,880
Northstar Education Finance, Inc.
0.61%	01/29/46	[2]	33,535,000	29,545,542
1.22%	01/29/46	[2]	42,775,000	38,828,194
PAMCO CLO, Series 1998-1A, Class B2 (Cayman Islands)
1.82%	11/01/12	3,4,5,†	790,372	158,074
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
1.42%	10/01/37	[2]	16,950,000	15,905,029
PMC Aviation LLC, Series 2012-1I, Class A
18.00%	04/15/15	†	7,490,000	7,489,970
SLC Student Loan Trust, Series 2008-1, Class A4A
2.07%	12/15/32	[2]	17,375,000	17,928,307
SLM Student Loan Trust, Series 2005-7, Class A5
0.56%	01/25/40	[2]	58,775,000	51,776,132
South Carolina Student Loan Corp., Series A2
0.59%	12/01/22	[2]	29,000,000	27,459,810
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
0.03%	07/01/42	[2,3]	25,050,000	18,912,750
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.62%	04/16/22	[2,3,4]	1,090,000	1,038,960
TAL Advantage LLC, Series 2006-1, Class NOTE
0.43%	04/20/21	[2,3]	42,831,751	41,091,754
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[3]	9,466,667	9,563,639
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	12,875,001	13,237,004
TAL Advantage LLC, Series 2011-2A, Class A
4.31%	05/20/26	[3]	10,477,083	10,569,179
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	10,139,792	10,174,750
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)

0.49%	05/15/20	[2,3,4]	3,718,750	3,615,364
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	26,716,500	27,444,696

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Textainer Marine Containers Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	04/15/27	[3,4]	$14,750,000	$14,882,237
Trinity Rail Leasing LP, Series 2006-1A, Class A1
5.90%	05/14/36	[3]	7,101,167	7,880,372
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
8.00%	07/06/14	3,5,†	29,021,429	29,021,315
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.42%	11/26/21	[2,3]	30,510,775	29,012,205
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.39%	02/26/19	[2,3]	14,429,000	13,994,696
Triton Container Finance LLC, Series 2012-1A, Class A
4.21%	05/14/27	[3]	19,982,083	20,096,575
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20	[3]	20,570,343	21,103,389
US Education Loan Trust LLC, Series 2006-2A, Class A1
0.65%	03/01/31	[2,3]	51,025,000	46,213,159
Venture CDO Ltd., Series 2012-10A, Class C (Cayman Islands)
3.72%	07/20/22	2,3,4,†	10,000,000	9,388,961
Veritas CLO Ltd., Series 2004-1A, Class C (Cayman Islands)
1.79%	09/05/16	[2,3,4]	5,000,000	4,737,100

Total Asset-Backed Securities
(Cost $1,132,999,537)				1,132,486,083

BANK LOANS — 0.91%*
Automotive — 0.23%
Chrysler Group LLC, Term Loan, 1st Lien
6.00%	05/24/17	[2,6]	47,887,218	48,303,262

Communications — 0.08%
Cengage Learning Acquisitions, Inc., Term Loan B
2.50%	07/03/14	[2,6]	1,905,000	1,772,046
Intelsat Jackson Holdings,
Term Loan B, 1st Lien
5.25%	04/02/18	[2,6]	15,840,000	15,790,421

				17,562,467

Electric — 0.21%
Texas Competitive Electric Holdings Co. LLC,
Term Loan EXT, 1st Lien
4.74%	10/10/17	[2,6]	72,033,320	43,213,077

Energy — 0.07%
El Dorado, Secured Term Loan, 1st Lien
0.00%	04/03/17	[2,5,6]	16,000,000	15,840,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 35

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming — 0.20%
Caesars Entertainment Operating Co., Inc., Term Loan B6
5.50%	01/28/18	[2,6]	$47,229,758	$41,932,799

Health Care — 0.10%
HCA, Inc., Term Loan EXT B3
3.50%	05/01/18	[2,6]	20,950,678	20,384,360

Transportation — 0.02%
Delta Air Lines, Inc., Term Loan B, 1st Lien
5.50%	04/20/17	[2,6]	3,465,000	3,459,588

Total Bank Loans
(Cost $190,235,104)				190,695,553

CORPORATES — 20.67%*
Banking — 5.22%
Abbey National Treasury Services Plc/London (United Kingdom)
2.88%	04/25/14	[4]	740,000	724,494
3.88%	11/10/14	[3,4]	23,210,000	22,878,561
Abbey National Treasury Services Plc/Stamford CT (YCD) (United Kingdom)
1.77%	04/25/13	[2,4]	13,950,000	14,054,217
Ally Financial, Inc.
2.67%	12/01/14	[2]	9,009,000	8,543,505
Bank of America Corp.
5.62%	10/14/16		4,210,000	4,483,172
5.62%	07/01/20		102,550,000	109,970,928
5.75%	12/01/17		1,145,000	1,223,360
5.88%	01/05/21		5,000,000	5,462,909
6.00%	09/01/17		300,000	324,116
6.50%	08/01/16		4,820,000	5,297,768
Bank of America Corp. (MTN)
5.00%	05/13/21		10,465,000	10,816,080
Bank of America N.A. (BKNT)
0.75%	06/15/16	[2]	11,945,000	10,556,346
0.77%	06/15/17	[2]	33,420,000	28,583,410
5.30%	03/15/17		30,900,000	32,204,227
6.10%	06/15/17		73,616,000	78,796,726
Bank One Corp. (STEP)
8.53%	03/01/19		1,700,000	2,222,801
BankAmerica Capital II, Series 2
8.00%	12/15/26		800,000	822,240
BankAmerica Institutional Capital A
8.07%	12/31/26	[3]	350,000	359,363
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[4]	12,079,000	12,732,438
Capital One Financial Corp.
7.38%	05/23/14		3,710,000	4,077,312
Chase Capital III, Series C
1.02%	03/01/27	[2]	4,500,000	3,239,589

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Chase Capital VI
1.09%	08/01/28	[2]	$19,865,000	$14,700,100
City National Corp./CA
5.12%	02/15/13		6,200,000	6,320,863
Commonwealth Bank of Australia (Australia)
1.20%	03/17/14	[2,3,4]	14,785,000	14,764,276
2.12%	03/17/14	[3,4]	28,275,000	28,675,930
Commonwealth Bank of Australia/New York (Australia)
1.95%	03/16/15	[4]	16,600,000	16,704,637
Credit Suisse USA, Inc.
5.12%	08/15/15		15,000	16,369
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[4]	14,868,000	15,335,495
Credit Suisse/New York (Switzerland)
5.30%	08/13/19	[4]	630,000	707,451
5.50%	05/01/14	[4]	11,790,000	12,504,568
6.00%	02/15/18	[4]	36,759,000	39,377,858
Deutsche Bank AG/London, Series G (MTN) (Germany)
4.88%	05/20/13	[4]	14,320,000	14,746,936
Discover Bank/Greenwood DE (BKNT)
8.70%	11/18/19		15,510,000	19,309,887
First Chicago NBD Institutional Capital I
1.02%	02/01/27	[2]	5,355,000	4,127,552
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	5,823,000	3,843,180
HBOS Plc, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	33,673,000	31,414,850
HSBC Bank Plc (United Kingdom)
1.27%	01/17/14	[2,3,4]	29,100,000	29,086,843
3.10%	05/24/16	[3,4]	28,270,000	29,156,341
HSBC Holdings PLC (United Kingdom)
4.88%	01/14/22	[4]	5,000,000	5,525,231
HSBC Holdings Plc (United Kingdom)
5.10%	04/05/21	[4]	23,395,000	26,157,764
JPMorgan Chase & Co.
4.25%	10/15/20		9,525,000	10,043,865
4.62%	05/10/21		51,300,000	54,737,250
6.30%	04/23/19		170,000	198,960
JPMorgan Chase & Co., Series C (MTN)
0.00%	07/23/13	[2]	2,500,000	2,486,500
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		5,040,000	5,531,970
6.00%	07/05/17		1,588,000	1,772,824
6.00%	10/01/17		47,807,000	53,586,579
Lloyds TSB Bank Plc (United Kingdom)
6.38%	01/21/21	[4]	52,464,000	59,794,795

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
M&T Capital Trust III
9.25%	02/01/27		$10,200,000	$10,888,663
National Australia Bank Ltd. (Australia)
5.35%	06/12/13	[3,4]	20,425,000	21,286,343
National Australia Bank/New York (MTN) (Australia)
2.75%	03/09/17	[4]	69,825,000	70,344,695
National Capital Trust II
5.49%	12/29/49	[2,3]	2,717,000	2,526,191
Royal Bank of Scotland Plc (United Kingdom)
3.95%	09/21/15	[4]	10,970,000	11,182,488
Royal Bank of Scotland Plc (United Kingdom)
3.25%	01/11/14	[4]	32,400,000	32,540,130
Royal Bank of Scotland Plc, Series 1 (United Kingdom)
2.89%	08/23/13	[2,4]	10,830,000	10,887,778
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	23,240,000	24,542,137
Wachovia Corp.
0.81%	10/28/15	[2]	13,165,000	12,603,934
Wachovia Corp. (MTN)
5.50%	05/01/13		35,000	36,375
Westpac Banking Corp. (Australia)
1.20%	03/31/14	[2,3,4]	32,750,000	32,781,113
4.88%	11/19/19	[4]	225,000	244,447

				1,087,866,730

Communications — 0.87%
AT&T, Inc. (PIK)
5.55%	08/15/41		3,445,000	4,126,431
CCH II LLC/CCH II Capital Corp.
13.50%	11/30/16		7,520,000	8,368,256
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19		12,100,000	13,173,875
7.25%	10/30/17		4,432,000	4,864,120
7.88%	04/30/18		5,000,000	5,462,500
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		8,455,000	9,511,875
Comcast Cable Communications Holdings, Inc.
9.46%	11/15/22		250,000	364,597
CSC Holdings LLC
8.50%	04/15/14		44,740,000	49,325,850
Frontier Communications Corp.
6.62%	03/15/15		1,625,000	1,730,625
8.25%	05/01/14		46,000	50,025
Frontier Communications Corp. (WI)
7.88%	04/15/15		2,265,000	2,491,500

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	11/01/19	[4]	$4,970,000	$5,529,125
iPCS, Inc.
2.59%	05/01/13	[2]	6,255,000	6,208,087
Nextel Communications, Inc., Series C
5.95%	03/15/14		37,620,000	37,643,513
Nextel Communications, Inc., Series E
6.88%	10/31/13		8,112,000	8,182,980
Qwest Communications International, Inc.
8.00%	10/01/15		10,953,000	11,528,033
Telecom Italia Capital SA (Luxembourg)
7.72%	06/04/38	[4]	125,000	110,000
Verizon Communications, Inc.
1.95%	03/28/14		9,646,000	9,876,590
Windstream Corp. (WI)
8.12%	09/01/18		1,725,000	1,828,500

				180,376,482

Consumer Discretionary — 0.02%
American Airlines, Series 2011-1, Class A Pass-Through Trust
5.25%	01/31/21		4,781,273	4,954,833

Electric — 2.30%
Calpine Construction Finance Co. LP and CCFC Finance Corp.
8.00%	06/01/16	[3]	78,472,000	85,142,120
Cedar Brakes I LLC
8.50%	02/15/14	[3]	2,488,364	2,603,063
Cedar Brakes II LLC
9.88%	09/01/13	[3]	2,732,358	2,805,741
Cleco Power LLC
6.65%	06/15/18		17,795,000	20,940,177
Coso Geothermal Power Holdings
7.00%	07/15/26	[3]	26,372,923	13,424,398
Dynegy Roseton/Danskammer Pass-Through Trust, Series B
7.67%	11/08/16	[7,8]	54,205,000	35,775,300
Entergy Gulf States Louisiana LLC (WI)
6.00%	05/01/18		17,500,000	20,400,537
FirstEnergy Corp., Series C
7.38%	11/15/31		120,000	151,672
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[3]	252,552	251,089
FPL Energy Wind Funding LLC
6.88%	06/27/17	[3]	838,350	693,735
GenOn REMA LLC, Series B
9.24%	07/02/17		16,392,565	16,474,528
GenOn REMA LLC, Series C
9.68%	07/02/26		1,325,000	1,268,687

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Kansas City Power & Light Co.
6.38%	03/01/18		$4,290,000	$5,063,234
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		27,754,000	27,754,000
Mirant Mid Atlantic Pass-Through Trust, Series A
8.62%	06/30/12		2,992,594	2,992,594
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17		25,398,437	26,223,886
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		8,836,850	9,013,587
Nevada Power Co.
5.45%	05/15/41		600,000	714,998
NextEra Energy Capital Holdings, Inc.
5.35%	06/15/13		955,000	995,244
Nisource Finance Corp.
6.12%	03/01/22		400,000	466,126
NRG Energy, Inc.
7.62%	01/15/18		30,365,000	31,579,600
NRG Energy, Inc. (WI)
7.62%	05/15/19		17,558,000	17,953,055
Oncor Electric Delivery Co. LLC
5.25%	09/30/40		9,938,000	10,394,246
5.30%	06/01/42	[3]	65,865,000	69,680,357
PNM Resources, Inc.
9.25%	05/15/15		4,280,000	4,905,950
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,872,640
Public Service Co. of New Mexico
5.35%	10/01/21		5,320,000	5,657,448
7.95%	05/15/18		41,137,000	49,440,576
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		1,317,000	1,378,518
Virginia Electric and Power Co.
5.10%	11/30/12		9,295,000	9,467,961

				479,485,067

Energy — 1.77%
Arch Coal, Inc.
7.00%	06/15/19		36,114,000	30,426,045
El Paso Pipeline Partners
4.10%	11/15/15		46,175,000	48,538,098
5.00%	10/01/21		9,825,000	10,616,895
Newfield Exploration Co.
5.62%	07/01/24		37,800,000	38,721,375
Panhandle Eastern Pipeline Co. LP
6.20%	11/01/17		2,250,000	2,578,271
8.12%	06/01/19		2,292,000	2,844,147

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Petrobras International Finance Co. - Pifco (Cayman Islands)
6.88%	01/20/40	[4]	$150,000	$179,928
Sabine Pass LNG LP
7.25%	11/30/13		60,519,000	62,939,760
7.50%	11/30/16		32,763,000	34,564,965
7.50%	11/30/16	[3]	19,273,000	19,562,095
Southern Union Co.
3.48%	11/01/66	[2]	75,433,000	61,760,769
Tennessee Gas Pipeline Co.
8.00%	02/01/16		25,955,000	30,661,939
Valero Energy Corp.
7.50%	04/15/32		3,720,000	4,315,758
Williams Cos., Inc.
7.88%	09/01/21		13,196,000	16,694,167
8.75%	03/15/32		2,589,000	3,464,970

				367,869,182

Finance — 6.08%
Alta Wind Holdings LLC
7.00%	06/30/35	[3]	17,072,423	19,222,495
Astoria Depositor Corp.
8.14%	05/01/21	[3]	14,575,000	12,826,000
Bear Stearns Cos. LLC
4.65%	07/02/18		4,330,000	4,634,774
7.25%	02/01/18		20,595,000	24,650,815
Cantor Fitzgerald LP
6.38%	06/26/15	[3]	15,325,000	15,474,699
Chase Capital II, Series B
0.97%	02/01/27	[2]	31,185,000	22,447,755
CIT Group, Inc.
5.25%	04/01/14	[3]	34,392,000	35,660,205
6.62%	04/01/18	[3]	17,150,000	18,564,875
7.00%	05/02/17	[3]	1,623,943	1,619,883
Citigroup Capital III
7.62%	12/01/36		7,438,000	7,903,202
Citigroup, Inc.
0.75%	11/05/14	[2]	14,309,000	13,690,408
1.02%	08/25/36	[2]	24,399,000	16,644,786
2.17%	05/15/18	[2]	2,560,000	2,398,354
4.50%	01/14/22		3,525,000	3,647,853
4.59%	12/15/15		4,650,000	4,868,122
5.30%	10/17/12		50,000	50,627
5.30%	01/07/16		20,019,000	21,280,854
5.50%	08/27/12		100,000	100,617
5.85%	08/02/16		5,095,000	5,556,782
5.88%	01/30/42		8,700,000	9,474,811
6.00%	08/15/17		32,838,000	36,010,446
6.12%	11/21/17		5,055,000	5,607,016

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
6.12%	05/15/18		$2,850,000	$3,186,192
6.38%	08/12/14		3,950,000	4,231,675
8.12%	07/15/39		49,947,000	66,868,394
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,371,250
Discover Financial Services
5.20%	04/27/22	[3]	4,515,000	4,722,385
Dolphin Subsidiary II, Inc.
7.25%	10/15/21	[3]	4,118,000	4,540,095
General Electric Capital Corp.
4.62%	01/07/21		20,325,000	22,395,183
5.62%	05/01/18		185,000	212,662
General Electric Capital Corp. (MTN)
0.61%	06/20/14	[2]	1,250,000	1,236,719
0.74%	08/07/18	[2]	22,453,000	20,542,555
0.85%	05/05/26	[2]	62,410,000	51,207,405
4.38%	09/16/20		30,655,000	33,262,862
5.38%	10/20/16		3,700,000	4,186,646
5.88%	01/14/38		8,395,000	9,671,267
General Electric Capital Corp., Series A (MTN)
6.75%	03/15/32		35,540,000	44,134,851
General Electric Capital Corp.,
Series E (MTN)
0.60%	03/20/14	[2]	30,100,000	29,558,862
General Electric Capital Corp., Series G (MTN)
6.15%	08/07/37		19,383,000	22,720,365
6.88%	01/10/39		40,750,000	52,754,543
Goldman Sachs Group, Inc.
0.92%	03/22/16	[2]	6,255,000	5,665,110
1.47%	02/07/14	[2]	1,624,000	1,605,348
3.62%	02/07/16		19,030,000	19,063,387
5.25%	07/27/21		17,775,000	18,060,085
5.75%	10/01/16		3,550,000	3,794,058
5.95%	01/18/18		100,000	107,155
6.00%	06/15/20		9,510,000	10,138,747
6.15%	04/01/18		31,176,000	33,838,306
6.25%	02/01/41		14,730,000	15,382,751
6.75%	10/01/37		500,000	486,540
7.50%	02/15/19		39,976,000	45,594,511
International Lease Finance Corp.
6.50%	09/01/14	[3]	32,080,000	33,844,400
6.75%	09/01/16	[3]	41,450,000	44,532,844
7.12%	09/01/18	[3]	3,955,000	4,380,163
JPMorgan Chase & Co.
4.35%	08/15/21		22,540,000	23,804,140
JPMorgan Chase Capital XIII, Series M
1.41%	09/30/34	[2]	5,543,000	4,204,432

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase Capital XXI, Series U
1.42%	02/02/37	[2]	$41,910,000	$28,201,743
JPMorgan Chase Capital XXIII
1.47%	05/15/47	[2]	48,189,000	31,804,740
JPMorgan Chase Capital XXVII, Series AA
7.00%	11/01/39		5,225,000	5,238,063
Macquarie Bank Ltd. (Australia)
6.62%	04/07/21	[3,4]	800,000	803,460
MBNA Capital, Series A
8.28%	12/01/26		7,744,000	7,962,768
MBNA Corp.
6.12%	03/01/13		7,355,000	7,556,556
Merrill Lynch & Co., Inc. (MTN)
6.05%	08/15/12		125,000	125,691
8.68%	05/02/17	[2]	5,725,000	6,353,605
8.95%	05/18/17	[2]	5,800,000	6,486,140
9.57%	06/06/17	[2]	11,819,000	13,382,654
Morgan Stanley
0.95%	10/15/15	[2]	5,630,000	5,019,483
3.80%	04/29/16		9,140,000	8,832,766
4.20%	11/20/14		8,585,000	8,576,776
5.50%	07/24/20		35,700,000	34,839,459
5.75%	01/25/21		6,700,000	6,617,496
6.00%	05/13/14		19,905,000	20,588,331
7.30%	05/13/19		205,000	221,749
Morgan Stanley (MTN)
0.92%	10/18/16	[2]	22,310,000	19,359,424
5.62%	09/23/19		600,000	589,038
5.75%	10/18/16		6,800,000	6,962,112
5.95%	12/28/17		125,000	128,544
6.25%	08/28/17		8,000,000	8,257,634
6.62%	04/01/18		7,930,000	8,301,219
Morgan Stanley, Series G (MTN)
0.77%	01/09/14	[2]	2,970,000	2,825,667
5.45%	01/09/17		100,000	101,092
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	35,250,000	39,067,015
Prudential Financial, Inc. (MTN)
5.62%	05/12/41		450,000	461,219
Prudential Holdings LLC
8.70%	12/18/23	[3]	22,375,000	27,826,320
Raymond James Financial, Inc.
8.60%	08/15/19		8,453,000	10,423,555
Reckson Operating Partnership LP
5.00%	08/15/18		14,845,000	15,085,512
Woodbourne Capital Trust I
2.74%	04/08/49	[2,3,5]	900,000	324,000
Woodbourne Capital Trust II
2.74%	04/08/49	[2,3,5]	925,000	333,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Woodbourne Capital Trust III
2.74%	04/08/49	[2,3,5]	$1,525,000	$549,000
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	6,475,000	6,507,375

				1,265,354,473

Food — 0.00%
Ralcorp Holdings, Inc.
4.95%	08/15/20		150,000	154,623

Health Care — 0.87%
CHS/Community Health Systems, Inc.
8.00%	11/15/19		14,425,000	15,362,625
8.88%	07/15/15		13,041,000	13,399,627
HCA, Inc.
6.50%	02/15/20		9,550,000	10,409,500
7.25%	09/15/20		27,740,000	30,652,700
HCA, Inc. (WI)
7.88%	02/15/20		35,101,000	39,137,615
8.50%	04/15/19		26,920,000	30,116,750
Tenet Healthcare Corp.
8.88%	07/01/19		37,745,000	42,180,037

				181,258,854

Industrials — 0.10%
General Electric Co.
5.25%	12/06/17		17,163,000	20,066,018

Insurance — 0.80%
Farmers Exchange Capital
7.05%	07/15/28	[3]	19,151,000	22,140,256
7.20%	07/15/48	[3]	18,265,000	19,994,013
Farmers Insurance Exchange
8.62%	05/01/24	[3]	18,595,000	24,423,417
MetLife Capital Trust X
9.25%	04/08/38	[3]	11,500,000	14,145,000
MetLife, Inc.
2.38%	02/06/14		10,775,000	10,998,775
Metropolitan Life Global Funding I
3.88%	04/11/22	[3]	27,050,000	28,420,097
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	12,949,000	11,783,085
6.60%	04/15/34	[3]	19,518,000	19,155,114
Pricoa Global Funding I
5.45%	06/11/14	[3]	15,130,000	16,394,278

				167,454,035

Materials — 0.00%
ArcelorMittal (Luxembourg)
5.25%	08/05/20	[4]	140,000	134,426

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
Southern Copper Corp.
6.38%	07/27/15		$100,000	$111,925

				246,351

Real Estate Investment Trust (REIT) — 1.74%
Boston Properties LP
6.25%	01/15/13		26,000	26,795
BRE Properties, Inc.
5.50%	03/15/17		100,000	110,186
Camden Property Trust
4.62%	06/15/21		600,000	645,881
Duke Realty LP
5.40%	08/15/14		1,400,000	1,474,282
6.25%	05/15/13		75,000	77,532
ERP Operating LP
5.75%	06/15/17		100,000	115,502
HCP, Inc.
3.75%	02/01/19		7,450,000	7,462,412
5.38%	02/01/21		15,225,000	16,896,740
5.62%	05/01/17		218,000	241,522
6.00%	01/30/17		16,320,000	18,302,374
6.75%	02/01/41		150,000	184,235
7.07%	06/08/15		125,000	139,412
HCP, Inc. (MTN)
6.30%	09/15/16		27,719,000	31,243,887
6.70%	01/30/18		36,430,000	42,490,436
Health Care REIT, Inc.
4.12%	04/01/19		21,800,000	22,240,242
4.70%	09/15/17		31,473,000	33,349,357
4.95%	01/15/21		5,975,000	6,286,418
5.25%	01/15/22		26,805,000	28,473,216
6.12%	04/15/20		4,385,000	4,889,016
6.50%	03/15/41		15,165,000	16,093,567
Healthcare Realty Trust, Inc.
5.75%	01/15/21		21,375,000	22,485,005
6.50%	01/17/17		220,000	240,988
Highwoods Realty LP
7.50%	04/15/18		6,810,000	7,840,115
Kimco Realty Corp., Series C (MTN)
5.19%	10/01/13		100,000	103,317
Post Apartment Homes LP
4.75%	10/15/17		21,885,000	23,745,094
PPF Funding, Inc.
5.50%	01/15/14	[3]	195,000	199,643
Shurgard Storage Centers LLC
5.88%	03/15/13		624,000	645,087
Simon Property Group LP
6.12%	05/30/18		1,290,000	1,528,312

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
UDR, Inc.
6.05%	06/01/13		$3,608,000	$3,732,970
UDR, Inc. (MTN)
4.25%	06/01/18		5,500,000	5,860,685
5.25%	01/15/15		200,000	214,667
UDR, Inc. (MTN) E
5.13%	01/15/14		7,075,000	7,381,847
Ventas Realty LP/Ventas Capital Corp.
4.75%	06/01/21		10,925,000	11,442,089
WEA Finance LLC
7.12%	04/15/18	[3]	38,063,000	45,142,642
Weingarten Realty Investors (MTN)
4.99%	09/03/13		18,000	18,582

				361,324,055

Services — 0.00%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	760,313

Transportation — 0.90%
American Airlines Pass-Through Trust, Series 2011-2, Class A
8.62%	10/15/21		34,524,762	36,682,560
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		2,647,727	2,819,829
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		11,001,405	12,046,539
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		4,459,691	4,858,276
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,384,782	2,450,364
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		7,371,770	8,371,566
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		31,745,536	34,443,906
Delta Air Lines Pass-Through Trust, Series 2002, Class G2
6.42%	07/02/12		9,370,000	9,393,425
Delta Air Lines Pass-Through Trust, Series 2011, Class A
5.30%	04/15/19		10,100,414	10,807,443
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		2,963,092	3,301,996
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		17,908,307	20,370,700

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		$21,398,258	$22,575,162
US Airways Pass-Through Trust, Series 2011-1, Class A
7.12%	10/22/23		5,756,024	6,184,128
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		12,000,000	12,442,500

				186,748,394

Total Corporates
(Cost $4,079,417,352)				4,303,919,410

MORTGAGE-BACKED — 51.56%**
Commercial Mortgage-Backed — 7.05%
Banc of America Large Loan, Inc., Series 2010-UB4, Class A4A
5.04%	12/20/41	[2,3]	14,510,000	15,262,351
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5
4.86%	07/10/43	[2]	855,000	932,334
Banc of America Re-Remic Trust, Series 2011-STRP, Class A7
1.90%	02/17/42	[3]	8,021,138	8,012,242
Banc of America Re-Remic Trust, Series 2011-STRP, Class A9
1.32%	07/17/39	[3]	4,051,773	4,047,191
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.37%	09/10/47	[2]	105,251,000	117,650,610
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.50%	10/25/36	[2,3]	6,371,098	3,828,925
Bayview Commercial Asset Trust, Series 2007-4A, Class A1
0.70%	09/25/37	[2,3]	17,313,431	8,870,628
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4
5.19%	05/11/39	[2]	39,700,870	40,841,754
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4
4.68%	08/13/39	[2]	6,225,000	6,421,682
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A5
4.98%	07/11/42	[2]	55,510,000	59,345,402
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.30%	10/12/42	[2]	80,095,000	89,200,496
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4
5.54%	09/11/41		3,165,000	3,623,414

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A4
5.71%	04/12/38	[2]	$21,441,490	$24,370,355
Citigroup Commercial Mortgage Trust 2006-C4 A3
5.92%	03/15/49	[2]	695,000	795,449
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A4
4.62%	10/15/41		15,190,000	15,437,436
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4
5.89%	12/10/49	[2]	28,486,000	33,078,969
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4
5.89%	11/15/44	[2]	1,943,000	2,266,516
Commercial Mortgage Asset Trust, Series 1999-C1, Class A4
6.98%	01/17/32	[2]	26,950,850	27,797,336
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44	[2]	47,895,000	52,924,104
Commercial Mortgage Pass-Through Certificates, Series 2005-LP5, Class A4
4.98%	05/10/43	[2]	19,501,000	21,359,982
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4
5.81%	12/10/49	[2]	16,515,000	19,361,757
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3
6.13%	04/15/37		69,756	69,931
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40	[2]	1,470,000	1,628,389
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A3
5.59%	02/15/39	[2]	240,045	248,565
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
5.31%	12/15/39		27,537,500	30,680,561
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	29,480,000	33,078,019
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		48,755,000	52,733,554
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X
1.08%	05/15/35	[2,5]	21,836,480	562,726
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	70,208,999	74,491,292

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.44%	03/10/39		$74,935,000	$83,430,456
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	97,585,000	102,991,795
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-LDP9, Class A3
5.34%	05/15/47		7,265,000	8,041,334
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2
4.77%	03/12/39		8,705,000	8,828,907
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37		2,920,000	3,210,648
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.36%	12/15/44	[2]	4,380,000	4,894,348
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	5,495,000	5,674,483
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4
5.44%	06/12/47		3,065,000	3,477,026
Lehman Brothers Small Balance Commercial, Series 2007-1A, Class 2A3
5.62%	03/25/37	[2,3]	15,000,000	12,301,823
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	550,000	612,958
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.17%	12/12/49	[2]	32,840,000	36,546,503
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class ASB
5.13%	12/12/49	[2]	22,156,032	23,275,731
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		16,551,000	17,695,394
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		41,015,000	45,063,714
Morgan Stanley Capital I, Series 2006-HQ9, Class A4
5.73%	07/12/44	[2]	405,000	463,563
Morgan Stanley Capital I, Series 2006-T21, Class A4
5.16%	10/12/52	[2]	35,975,000	40,198,303

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.99%	08/12/41	[2]	$19,015,000	$22,150,693
Morgan Stanley Capital I, Series 2007-IQ16, Class A4
5.81%	12/12/49		39,257,500	45,664,756
Morgan Stanley Capital I, Series 2011-C3, Class A4
4.12%	08/15/49		13,563,000	14,691,627
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1
3.67%	02/11/36		2,838,366	2,849,814
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	20,224,928	18,924,465
Spirit Master Funding LLC, Series 2006-1A, Class A
5.76%	03/20/24	[3]	8,690,809	7,821,728
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3
5.62%	08/15/39	[2]	3,115,000	3,336,841
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A4
4.85%	10/15/41	[2]	4,320,113	4,656,501
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	37,720,000	41,697,404
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.38%	10/15/44	[2]	24,015,000	26,387,802
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		62,497,000	66,383,188
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45		67,165,000	68,404,584

				1,468,598,359

Non-Agency Mortgage-Backed — 16.74%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.72%	06/25/32		69,156	61,412
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.46%	02/25/37	[2]	46,125,000	21,764,543
ACE Securities Corp., Series 2006-HE3, Class A2C
0.40%	06/25/36	[2]	5,279,666	1,973,719
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
0.78%	01/25/36	[2]	616,933	370,727

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.48%	09/25/35	[2]	$6,307,259	$5,202,275
Adjustable Rate Mortgage Trust, Series 2006-2, Class 1A4
5.40%	05/25/36	[2]	3,250,000	2,210,221
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1
0.40%	03/25/37	[2]	11,788,061	4,939,582
American Home Mortgage Assets, Series 2007-1, Class A1
0.85%	02/25/47	[2]	89,660,730	39,129,879
American Home Mortgage Assets, Series 2007-4, Class A2
0.44%	08/25/37	[2]	18,955,649	14,166,343
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1
0.44%	03/25/46	[2]	3,345,985	1,909,007
American Home Mortgage Investment Trust, Series 2006-1, Class 2A3
2.49%	12/25/35	[2]	259,690	175,285
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.44%	05/25/47	[2]	41,795,752	19,725,296
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class A2C
0.48%	01/25/36	[2]	3,738,924	3,723,763
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		135,821	140,931
Argent Securities, Inc., Series 2005-W4, Class A2C
0.54%	02/25/36	[2]	5,601,629	5,484,555
Argent Securities, Inc., Series 2005-W5, Class A2D
0.56%	01/25/36	[2]	28,478,000	11,082,920
Asset Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.24%	06/25/37	[2]	42,477,000	18,988,965
Asset Backed Securities Corp. Home Equity, Series 2006-HE6, Class A5
0.48%	11/25/36	[2]	18,411,000	7,173,321
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		69,382	73,026
Banc of America Funding Corp., Series 2005-B, Class 3A1B
0.55%	04/20/35	[2]	12,808,762	9,950,916
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.41%	07/20/36	[2]	65,534,134	62,317,332

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Corp., Series 2007-8, Class 2A1
7.00%	10/25/37		$22,579,514	$13,200,149
Banc of America Funding Corp., Series 2010-R4, Class 3A3
1.30%	09/26/46	[2,3]	19,909,147	6,782,698
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
2.97%	07/25/34	[2]	223,679	201,488
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
3.13%	04/25/35	[2]	2,376,585	1,901,881
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 2A6
3.11%	06/25/35	[2]	68,390	61,839
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		2,479,001	2,202,294
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,4,5]	8,000	600
Bayview Financial Acquisition Trust, Series 2005-D, Class AF3
5.50%	12/28/35	[2]	886,432	871,717
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.10%	05/27/37	[2,3]	23,042,461	22,283,800
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		876,910	662,055
BCAP LLC Trust, Series 2010-RR11, Class 3A2
3.00%	06/27/36	[2,3]	12,316,949	11,513,812
BCAP LLC Trust, Series 2011-RR2, Class 3A6
2.98%	11/21/35	[2,3]	23,403,078	20,323,023
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.87%	11/27/37	[2,3]	15,919,658	13,990,613
BCAP LLC Trust, Series 2011-RR4, Class 1A3
3.12%	03/26/36	[2,3]	23,558,015	21,998,121
BCAP LLC Trust, Series 2011-RR5, Class 1A3
2.92%	03/26/37	[2,3]	1,982,242	1,793,929
BCAP LLC Trust, Series 2011-RR5, Class 2A3
3.04%	06/26/37	[2,3]	10,522,991	9,755,419
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-4, Class 3A1
4.98%	07/25/33	[2]	111,020	111,377

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 14A1
5.25%	01/25/35	[2]	$16,465,469	$15,886,304
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1
2.68%	10/25/36	[2]	2,135,110	1,368,927
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1
2.76%	02/25/47	[2]	6,066,790	3,624,855
Bear Stearns Alt-A Trust, Series 2005-4, Class 21A1
2.93%	05/25/35	[2]	26,509,389	16,793,886
Bear Stearns Alt-A Trust, Series 2006-3, Class 1A1
0.44%	05/25/36	[2]	4,346,733	2,106,651
Bear Stearns Alt-A Trust, Series 2006-3, Class 23A1
2.99%	05/25/36	[2]	4,802,485	2,164,266
Bear Stearns Alt-A Trust, Series 2006-3, Class 32A1
3.20%	05/25/36	[2]	24,557,461	10,897,525
Bear Stearns Alt-A Trust, Series 2006-4, Class 32A1
2.93%	07/25/36	[2]	6,072,273	2,552,824
Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		51,227	49,580
Bear Stearns Asset Backed Securities Trust, Series 2005-TC2, Class A3
0.62%	08/25/35	[2]	18,159,779	17,512,158
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10, Class 1A2
0.44%	12/25/36	[2]	23,770,000	15,939,413
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.42%	10/25/36	[2]	3,940,455	1,961,344
BHN I Mortgage Fund, Series 1997-2, Class A1 (Argentina)
1.52%	05/31/17	2,3,4,5,7,8,†	13,760	138
BHN I Mortgage Fund, Series 1997-2, Class A2 (Argentina)
7.54%	05/31/17	3,4,5,7,8,†	2,500	25
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,5,†	6,000	60
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.80%	12/15/30	[2]	33,767,950	35,067,519
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A4
0.48%	06/25/36	[2]	11,445,000	3,581,581

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A3
0.50%	02/25/37	[2]	$20,000,000	$7,715,290
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.52%	01/25/35	[2,3]	2,085,667	1,660,017
Centex Home Equity, Series 2006-A, Class AV3
0.40%	06/25/36	[2]	9,986,639	9,272,095
Centex Home Equity, Series 2006-A, Class AV4
0.50%	06/25/36	[2]	125,000	71,783
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A3
2.81%	12/25/35	[2]	1,710,000	1,366,386
Chase Mortgage Finance Corp., Series 2006-A1, Class 1A2
2.76%	09/25/36	[2]	2,376,844	1,628,613
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.77%	07/25/37	[2]	12,996,538	12,910,356
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		13,823,941	12,996,476
Chaseflex Trust, Series 2006-2, Class A2B
0.44%	09/25/36	[2]	3,413,655	2,033,825
Chaseflex Trust, Series 2007-M1, Class 1A2
0.48%	08/25/37	[2]	17,178,099	9,275,412
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		703,000	702,820
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		650,000	479,344
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.17%	02/25/34	[2]	296,714	274,850
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
4.69%	05/25/34	[2,3]	15,763,872	16,204,062
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
2.66%	10/25/35	[2]	18,011,032	8,854,439
Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B
0.40%	09/25/36	[2]	387,743	145,005
Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2D
0.50%	08/25/36	[2]	33,850,000	11,972,474
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.44%	01/25/37	[2]	28,000	13,175

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.42%	03/25/37	[2]	$39,857,000	$29,797,990
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
2.52%	11/25/36	[2,3]	4,703,424	4,593,608
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		3,311	3,854
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		10,139,345	10,742,050
Conseco Finance, Series 2001-C, Class A5 (STEP)
7.29%	08/15/33		2,488,963	2,489,723
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	80,580	81,221
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	469,965	361,368
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	19,007,000	20,684,866
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	165,818	171,778
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30		8,773,261	9,497,855
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		11,621,646	12,581,198
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	9,150,000	8,380,719
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		32,264	34,224
Countrywide Alternative Loan Trust, Series 2005-27, Class 1A2
1.55%	08/25/35	[2]	15,120	9,070
Countrywide Alternative Loan Trust, Series 2005-27, Class 2A1
1.50%	08/25/35	[2]	8,390,441	4,552,068
Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A
0.56%	08/25/35	[2]	274,721	143,463
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A1
5.30%	10/25/35	[2]	315,279	234,874
Countrywide Alternative Loan Trust, Series 2006-0A21, Class A3
0.52%	03/20/47	[2]	1,357,227	36,561

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2006-20CB, Class A7 (IO)
5.26%	07/25/36	[2,5]	$19,586,685	$3,435,808
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
0.74%	06/25/36	[2]	3,053,823	1,588,232
Countrywide Alternative Loan Trust, Series 2006-46, Class A4
6.00%	02/25/47		5,673,069	3,602,530
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
2.90%	02/25/37	[2]	5,811,324	3,842,776
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
0.42%	06/25/36	[2]	3,319,582	1,850,092
Countrywide Alternative Loan Trust, Series 2007-16CB, Class 3A1
6.75%	08/25/37		13,440,410	7,047,889
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16
6.50%	09/25/37		45,834,169	31,451,567
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1A14 (IO)
5.10%	04/25/37	[2,5]	38,228,041	5,716,048
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
0.44%	03/25/37	[2]	1,467,101	515,402
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
5.21%	02/25/36	[2]	7,000,000	4,149,317
Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A5
5.24%	02/25/36	[2]	11,078,437	10,688,298
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
5.49%	04/25/36	[2]	50,000	28,128
Countrywide Asset-Backed Certificates, Series 2005-2, Class M2
0.68%	08/25/35	[2]	14,000,000	11,881,789
Countrywide Asset-Backed Certificates, Series 2005-4, Class MV1
0.70%	10/25/35	[2]	220,624	214,920
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
1.04%	10/25/47	[2]	14,836,697	9,932,627
Countrywide Asset-Backed Certificates, Series 2007-4, Class A1A
0.36%	09/25/37	[2]	3,162,754	3,133,196
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.08%	06/19/31	[2]	49,715	44,857

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		$500,490	$516,238
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.95%	08/25/34	[2]	5,695,012	5,695,884
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
2.59%	06/20/34	[2]	158,490	151,346
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.77%	11/20/34	[2]	5,103,731	5,183,304
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 2A1
0.54%	03/25/35	[2]	265,871	153,900
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
3.28%	04/25/35	[2]	2,383,900	1,383,299
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.54%	05/25/35	[2]	8,828,492	5,837,739
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB5, Class 4A1
4.91%	09/20/35	[2]	8,101,639	6,464,881
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-20, Class 1A17
5.75%	02/25/37		4,815,488	4,125,336
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB2, Class 2A1B
2.74%	04/20/36	[2]	5,887,023	3,553,790
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY3, Class 2A1
2.96%	06/25/47	[2]	30,484,275	21,025,422
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
5.51%	09/25/47	[2]	3,375,853	2,195,191
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
3.41%	03/25/37	[2]	2,770,123	1,372,805
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.80%	02/25/35	[2]	8,003,376	4,332,871

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class A (STEP)
5.60%	09/25/31		$62,184	$63,152
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1
2.64%	02/25/33	[2]	74,811	71,617
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
2.59%	08/25/33	[2]	54,347	50,419
Credit Suisse Mortgage Capital Certificates, Series 2006-6, Class 2A1
0.84%	07/25/36	[2]	201,603	60,019
Credit Suisse Mortgage Capital Certificates, Series 2007-2, Class 3A4
5.50%	03/25/37		8,984,348	8,213,742
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 1A11
7.00%	08/25/37		4,610,114	2,298,544
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
0.94%	03/25/33	[2]	9,061,694	8,295,011
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
4.57%	01/25/36		12,359,772	6,547,237
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.40%	07/25/36	[2]	39,606,822	21,298,331
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.36%	10/25/36	[2]	11,740,000	10,699,033
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
0.40%	11/25/36	[2]	10,110,259	3,606,707
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
5.27%	01/25/37		10,098,945	3,777,914
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
5.34%	01/25/37		18,882,141	7,074,198
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
5.62%	02/25/37		22,100,000	12,228,392

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
5.54%	02/25/37		$42,536,000	$24,540,409
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
5.68%	02/25/37		8,909,657	5,569,117
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
0.42%	04/25/37	[2]	35,610,000	15,209,565
CSAB Mortgage Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36		5,268,016	1,372,629
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		36,507	33,627
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class A6
0.44%	02/25/37	[2]	2,456,574	1,251,110
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1, Class A2
0.42%	01/25/47	[2]	2,019,144	884,172
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR3, Class 2A2A
0.42%	06/25/37	[2]	18,365,837	12,250,977
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR3, Class 2A4
0.60%	06/25/37	[2]	18,533,337	3,761,596
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.01%	02/25/36	[2]	2,972,330	1,756,955
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
0.48%	07/19/45	[2]	614,434	406,950
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		69,675	64,118
Equity One ABS, Inc., Series 2002-4, Class M1
5.22%	02/25/33	[2]	17,496	14,733
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFH2, Class M1
0.72%	04/25/35	[2,3]	3,174,146	3,135,158
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11, Class 2A3
0.40%	08/25/36	[2]	36,926,522	20,681,311
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2C
0.40%	12/25/37	[2]	64,848,000	29,410,838

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2D
0.46%	12/25/37	[2]	$13,000,000	$5,773,248
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2C
0.38%	01/25/38	[2]	118,700,000	52,452,640
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2B
0.34%	03/25/37	[2]	27,689,436	11,493,486
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2C
0.40%	03/25/37	[2]	21,478,723	8,816,378
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2D
0.46%	03/25/37	[2]	56,691,273	23,090,214
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.56%	09/25/34	[2]	109,965	96,940
First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1
2.61%	10/25/34	[2]	7,100,379	5,942,904
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
2.62%	05/25/35	[2]	15,512,353	11,282,932
First Horizon Alternative Mortgage Securities, Series 2007-FA3, Class A6 (IO)
5.16%	06/25/37	[2,5]	7,923,670	1,531,492
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.63%	10/25/34	[2]	4,744,833	4,444,566
First Horizon Asset Securities, Inc., Series 2005-AR6, Class 2A1B
2.59%	01/25/36	[2]	26,107,765	17,909,522
First Horizon Asset Securities, Inc., Series 2007-AR3, Class 1A1
5.40%	11/25/37	[2]	976,681	655,201
Fremont Home Loan Trust, Series 2005-C, Class M1
0.72%	07/25/35	[2]	11,446,608	10,450,431
Fremont Home Loan Trust, Series 2006-3, Class 2A4
0.48%	02/25/37	[2]	12,106,000	5,531,559
Fremont Home Loan Trust, Series 2006-A, Class 2A3
0.40%	05/25/36	[2]	19,345,467	7,314,231
Fremont Home Loan Trust, Series 2006-C, Class 2A2
0.40%	10/25/36	[2]	90,063,544	30,191,732
Fremont Home Loan Trust, Series 2006-E, Class 2A4
0.46%	01/25/37	[2]	9,500,000	3,738,635

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GE Business Loan Trust, Series 2004-2X, Class B
0.72%	12/15/32		$2,177,681	$1,747,589
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.68%	06/25/30	[2]	125,698	80,942
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
3.26%	06/25/34	[2]	17,369	15,634
GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A
3.22%	03/18/35	[2]	7,322,454	6,506,905
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
5.05%	11/19/35	[2]	2,950,044	2,501,359
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	47,500,000	52,039,813
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
0.48%	08/25/45	[2]	3,937,173	2,458,559
Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A
0.32%	02/25/47	[2]	14,907,096	11,799,100
Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
0.40%	02/25/37	[2]	639,893	254,894
GSAA Trust, Series 2006-16, Class A1
0.30%	10/25/36	[2]	9,988,799	4,209,784
GSAA Trust, Series 2006-19, Class A1
0.34%	12/25/36	[2]	8,016,712	3,424,286
GSAA Trust, Series 2007-10, Class A2A
6.50%	11/25/37		3,313,173	2,201,291
GSAA Trust, Series 2007-4, Class A1
0.34%	03/25/37	[2]	5,622,290	2,255,199
GSAA Trust, Series 2007-6, Class A4
0.54%	05/25/47	[2]	25,444,698	15,330,372
GSAMP Trust, Series 2005-AHL2, Class A2D
0.60%	12/25/35	[2]	25,693,000	9,654,337
GSAMP Trust, Series 2007-FM2, Class A2B
0.34%	01/25/37	[2]	17,607,768	6,211,468
GSAMP Trust, Series 2007-NC1, Class A2B
0.34%	12/25/46	[2]	68,526,589	25,617,857
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
2.72%	08/25/34	[2]	19,185	16,949
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
2.83%	08/25/34	[2]	1,469,000	1,346,432
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
2.73%	05/25/47	[2]	9,066,793	6,479,049

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
2.80%	04/19/34	[2]	$32,672	$30,076
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
3.09%	07/19/35	[2]	1,104,362	965,074
Harborview Mortgage Loan Trust, Series 2006-3, Class 2A1A
5.59%	06/19/36	[2]	939,181	480,812
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.24%	11/25/47	[2]	1,797,490	1,208,872
Home Equity Asset Trust, Series 2007-1, Class 2A1
0.30%	05/25/37	[2]	19,038	18,750
Home Equity Asset Trust, Series 2007-AR1, Class 2A1
2.79%	01/25/37	[2]	29,066,838	16,868,649
Home Equity Loan Trust, Series 2006-1, Class A1
0.40%	01/20/36	[2]	20,931,311	19,797,880
Home Equity Loan Trust, Series 2007-1, Class AM
0.48%	03/20/36	[2]	3,142,352	2,859,537
Home Equity Loan Trust, Series 2007-3, Class A4
1.74%	11/20/36	[2]	9,985,000	8,162,373
Home Equity Loan Trust, Series 2007-3, Class APT
1.44%	11/20/36	[2]	39,896,112	37,844,654
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV3
0.48%	04/25/37	[2]	14,448,000	5,216,747
Impac CMB Trust, Series 2005-1, Class 1A1
0.76%	04/25/35	[2]	6,215,120	4,895,051
Impac Secured Assets Corp., CMN Owners Trust, Series 2004-3, Class 1
1.04%	11/25/34	[2]	1,679,935	1,607,965
Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A2
3.16%	03/25/37	[2]	2,745,446	2,034,051
Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1
5.56%	11/25/37	[2]	8,601,311	6,846,938
Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
2.70%	08/25/34	[2]	3,366,876	2,459,244
Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
1.04%	08/25/34	[2]	49,771	31,642
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
3.02%	10/25/34	[2]	410,645	377,351

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
1.10%	09/25/34	[2]	$155,308	$100,025
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.04%	11/25/34	[2]	85,847	54,089
Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
2.74%	03/25/35	[2]	3,481,028	3,132,796
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
4.82%	09/25/35	[2]	757,899	561,962
Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A
0.56%	10/25/36	[2]	347,852	207,997
Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1B
1.02%	10/25/36	[2]	358,303	214,330
Indymac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21
5.24%	12/25/35	[2]	11,615,489	8,650,176
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
2.60%	01/25/36	[2]	5,092,566	3,403,499
Indymac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
0.48%	04/25/35	[2]	1,529,788	1,050,803
Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
2.96%	08/25/36	[2]	34,977,862	17,209,073
Indymac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
0.36%	08/25/36	[2]	466,996	211,723
Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
0.46%	05/25/46	[2]	2,337,466	1,415,892
Indymac Index Mortgage Loan Trust, Series 2006-AR41, Class A3
0.42%	02/25/37	[2]	18,477,777	7,932,790
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
3.14%	05/25/36	[2]	9,048,916	4,850,291
Indymac Index Mortgage Loan Trust, Series 2006-AR8, Class A3A
0.48%	07/25/46	[2]	33,363,817	19,024,649
Indymac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.91%	06/25/37	[2]	9,648,853	4,832,645
Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1
4.83%	08/25/37	[2]	13,860,921	9,615,757

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1
3.22%	05/25/37	[2]	$145,752	$63,038
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 3A1
4.85%	05/25/37	[2]	9,623,027	5,281,882
Indymac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1
5.09%	04/25/37	[2]	852,517	521,006
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		408,417	406,871
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A3
0.42%	04/25/37	[2]	28,995,000	10,914,414
Indymac Residential Asset Backed Trust, Series 2007-A, Class 2A4A
0.56%	04/25/47	[2]	13,246,000	5,754,502
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
2.90%	05/25/36	[2]	1,784,338	918,966
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
5.46%	05/25/36	[2]	24,408,408	15,322,427
JPMorgan Alternative Loan Trust, Series 2006-A6, Class 2A5
6.05%	11/25/36	[2]	610,000	377,977
JPMorgan Alternative Loan Trust, Series 2006-S4, Class A4 (STEP)
5.96%	12/25/36		38,700,000	24,452,730
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 12A2
0.34%	06/25/37[2]		2,263,980	2,232,059
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV4
0.38%	10/25/36	[2]	16,800,000	7,348,774
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A3A (STEP)
5.83%	07/25/36		8,645,292	4,449,058
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		7,425,899	3,826,261
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC1, Class A5
0.52%	03/25/36	[2]	15,000,000	5,354,675
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A4
0.46%	03/25/37	[2]	1,310,000	526,349
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1
0.34%	03/25/47	[2]	497,709	312,671

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF2 (STEP)
5.12%	03/25/47		$9,480,000	$5,051,508
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF3 (STEP)
5.41%	03/25/47		10,000,000	5,338,215
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF4 (STEP)
5.41%	03/25/47		5,000,000	2,841,481
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
4.65%	11/25/33	[2]	762,052	733,847
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.90%	06/25/35	[2]	301,438	247,110
JPMorgan Mortgage Trust, Series 2005-A5, Class 3A2
4.19%	08/25/35	[2]	64,193	63,542
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
5.42%	08/25/35	[2]	1,035,249	1,023,754
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		18,220,030	17,475,246
JPMorgan Mortgage Trust, Series 2006-A2, Class 2A2
5.44%	04/25/36	[2]	2,227,302	1,860,910
JPMorgan Mortgage Trust, Series 2006-A2, Class 2A4
5.44%	04/25/36	[2]	16,596,992	13,191,713
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.01%	05/25/36	[2]	4,004,235	2,738,648
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
5.47%	05/25/36	[2]	3,142,020	2,438,936
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A4
5.47%	05/25/36	[2]	18,804,178	16,099,485
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
3.00%	06/25/36	[2]	8,350,123	5,907,558
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.85%	07/25/35	[2]	9,845,832	9,515,135
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
5.47%	05/25/37	[2]	9,762,751	7,647,589
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
5.38%	05/25/37	[2]	43,812	34,508

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1
3.08%	06/25/37	[2]	$4,512,475	$3,112,056
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
5.61%	06/25/37	[2]	2,399,244	1,899,019
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	13,850,609	14,449,982
Lehman XS Trust 2006-14N 3A2
0.36%	08/25/36	[2]	339,993	167,143
Lehman XS Trust, Series 2005-2, Class 1A1
0.52%	08/25/35	[2]	726,105	567,665
Lehman XS Trust, Series 2005-5N, Class 1A1
0.54%	11/25/35	[2]	4,611,684	3,002,728
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.54%	11/25/35	[2]	3,829,371	2,527,438
Lehman XS Trust, Series 2006-10N, Class 1A3A
0.46%	07/25/46	[2]	24,808,585	13,324,408
Lehman XS Trust, Series 2006-13, Class 1A2
0.42%	09/25/36	[2]	61,991,077	39,128,216
Lehman XS Trust, Series 2006-19, Class A2
0.42%	12/25/36	[2]	44,563,371	29,283,772
Lehman XS Trust, Series 2006-9, Class A1B
0.41%	05/25/46	[2]	77,581,523	52,826,500
Lehman XS Trust, Series 2006-GP1, Class A4A
0.58%	05/25/46	[2]	30,260,860	6,059,858
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50%	07/25/37		1,313,147	773,686
Lehman XS Trust, Series 2007-12N, Class 1A3A
0.45%	07/25/47	[2]	8,250,665	2,801,106
Lehman XS Trust, Series 2007-16N, Class 2A2
1.10%	09/25/47	[2]	381,087	237,704
Long Beach Mortgage Loan Trust, Series 2006-4, Class 2A3
0.40%	05/25/36	[2]	23,179,218	6,977,183
Long Beach Mortgage Loan Trust, Series 2006-4, Class 2A4
0.50%	05/25/36	[2]	19,190,975	5,890,908
Long Beach Mortgage Loan Trust, Series 2006-5, Class 2A4
0.48%	06/25/36	[2]	43,499,000	15,138,544

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
5.01%	01/25/34	[2]	$200,074	$190,618
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
2.66%	11/21/34	[2]	60,000	59,583
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
3.06%	06/25/34	[2]	2,075	1,761
MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 22A5
0.58%	05/25/47	[2]	735,000	55,739
MASTR Asset Backed Securities Trust, Series 2006-NC2, Class A4
0.40%	08/25/36	[2]	15,027,687	5,288,521
MASTR Asset Backed Securities Trust, Series 2006-NC2, Class A5
0.48%	08/25/36	[2]	4,736,113	1,693,909
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A3
0.46%	05/25/37	[2]	26,441,000	10,699,351
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A4
0.52%	05/25/37	[2]	19,985,500	7,963,962
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		27,331	28,266
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.75%	10/25/32	[2]	50,030	44,590
MASTR Seasoned Securities Trust, Series 2004-2, Class A2
6.50%	08/25/32		2,452,931	2,586,565
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
0.50%	04/25/37	[2]	50,327,097	22,408,291
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.42%	05/25/37	[2]	21,608,199	11,096,945
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
0.48%	05/25/37	[2]	65,551,000	27,960,189
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
0.56%	05/25/37	[2]	30,000,000	12,944,460
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.42%	06/25/37	[2]	18,116,200	8,600,749
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.50%	06/25/37	[2]	34,732,000	13,907,318

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
0.40%	07/25/37	[2]	$41,375,000	$17,760,819
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 2A2
1.24%	10/25/37	[2]	25,413,721	14,332,022
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, Class 1A1
2.56%	08/25/36	[2]	2,663,072	1,870,402
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.46%	02/25/36	[2]	36,921	26,018
Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3
0.62%	08/25/35	[2]	25,000,000	14,577,150
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
5.61%	03/25/37		40,026,802	12,213,938
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
5.90%	03/25/37		30,208,406	9,498,746
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		441,586	453,637
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		658,660	696,036
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		29,161,181	30,705,595
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	19,756,824	20,769,812
Mid-State Trust, Series 6, Class A1
7.34%	07/01/35		60,322	62,827
Morgan Stanley ABS Capital I, Series 2005-HE3, Class M1
0.74%	07/25/35	[2]	173,415	173,092
Morgan Stanley ABS Capital I, Series 2006-HE1, Class A4
0.54%	01/25/36	[2]	4,800,000	2,409,563
Morgan Stanley ABS Capital I, Series 2006-HE5, Class A2C
0.38%	08/25/36	[2]	8,276,196	4,034,004
Morgan Stanley ABS Capital I, Series 2006-HE5, Class A2D
0.50%	08/25/36	[2]	54,700,000	18,718,302
Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2B
0.34%	01/25/37	[2]	110,000	39,124
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A4
0.50%	04/25/36	[2]	10,000,000	3,567,115
Morgan Stanley Home Equity Loan Trust, Series 2007-1, Class A2
0.34%	12/25/36	[2]	6,888,712	3,599,504

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
0.56%	01/25/35	[2]	$686,753	$537,383
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1
2.73%	10/25/34	[2]	327,688	276,464
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	276,702	126,767
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A18
6.00%	07/25/47	[2]	16,584,863	12,283,021
Morgan Stanley Mortgage Loan Trust, Series 2007-2AX, Class 2A1
0.34%	12/25/36	[2]	9,438,566	3,618,581
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		1,082,400	1,002,746
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
0.36%	04/25/37	[2]	9,046,050	3,320,036
Morgan Stanley Reremic Trust, Series 2010-R4, Class 1B
0.57%	01/26/36	[2,3]	7,700,000	6,918,504
MortgageIT Trust, Series 2005-4, Class A1
0.52%	10/25/35	[2]	3,326,059	2,340,691
MortgageIT Trust, Series 2005-5, Class A1
0.50%	12/25/35	[2]	1,270,849	824,350
Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4
0.48%	03/25/37	[2]	39,000,000	19,280,641
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
0.50%	06/25/37	[2]	7,760,000	2,979,533
New Century Home Equity Loan Trust, Series 2005-2, Class A2C
0.54%	06/25/35	[2]	4,260,685	4,195,147
New Century Home Equity Loan Trust, Series 2005-C, Class A2D
0.58%	12/25/35	[2]	18,000,000	8,448,613
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
0.52%	03/25/36	[2]	65,579,000	45,561,732
Newcastle Mortgage Securities Trust, Series 2007-1, Class 2A3
0.48%	04/25/37	[2]	17,117,000	6,047,282
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A
0.42%	12/25/36	[2]	705,821	318,044
Novastar Home Equity Loan, Series 2005-1, Class M4
0.92%	06/25/35	[2]	20,000,000	12,909,400

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Oakwood Mortgage Investors, Inc., Series 1998-A, Class A4
6.20%	05/15/28		$3,944	$3,987
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		23,056	23,519
Opteum Mortgage Acceptance Corp., Series 2006-2, Class A1C
0.52%	07/25/36	[2]	14,451,828	6,807,656
Option One Mortgage Loan Trust, Series 2006-3, Class 2A3
0.38%	02/25/37	[2]	11,782,000	4,043,434
Option One Mortgage Loan Trust, Series 2007-1, Class 2A3
0.38%	01/25/37	[2]	39,728,000	13,781,544
Option One Mortgage Loan Trust, Series 2007-1, Class 2A4
0.46%	01/25/37	[2]	6,000,000	2,109,548
Option One Mortgage Loan Trust, Series 2007-4, Class 2A2
0.42%	04/25/37	[2]	48,153,830	22,378,048
Option One Mortgage Loan Trust, Series 2007-6, Class 2A4
0.50%	07/25/37	[2]	100,000	36,227
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-4, Class A2D
0.48%	05/25/37	[2]	36,886,000	15,313,415
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
0.94%	12/25/34	[2]	6,629,114	6,529,476
Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF6 (STEP)
4.76%	07/25/35		3,457,713	3,506,681
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
5.36%	01/25/36		22,910,000	13,352,360
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.56%	06/25/47	[2]	23,015,500	12,215,509
Residential Accredit Loans, Inc., Series 2003-QS3, Class A4
5.50%	02/25/18		121,668	129,600
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB1
3.69%	12/25/35	[2]	9,033,470	5,248,843
Residential Accredit Loans, Inc., Series 2005-QA7, Class A1
3.34%	07/25/35	[2]	604,513	365,248
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.38%	07/25/35	[2]	7,282,932	4,445,049

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QO4, Class 2A1
0.52%	12/25/45	[2]	$3,060,629	$1,651,417
Residential Accredit Loans, Inc., Series 2005-QO5, Class A1
1.15%	01/25/46	[2]	16,261,558	8,542,879
Residential Accredit Loans, Inc., Series 2006-QA1, Class A21
3.89%	01/25/36	[2]	5,781,629	3,154,079
Residential Accredit Loans, Inc., Series 2006-QS10, Class AV (IO)
0.53%	08/25/36	[2,5]	86,771,197	1,549,343
Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A9
0.62%	09/25/36	[2]	755,924	349,285
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1AV (IO)
0.48%	02/25/36	[2,5]	294,077,261	5,359,264
Residential Accredit Loans, Inc., Series 2006-QS7, Class AV (IO)
0.67%	06/25/36	[2,5]	152,903,297	4,192,761
Residential Accredit Loans, Inc., Series 2006-QS8, Class AV (IO)
0.76%	08/25/36	[2,5]	370,240,928	10,357,305
Residential Accredit Loans, Inc., Series 2007-QS10, Class AV (IO)
0.45%	09/25/37	[2,5]	216,932,549	3,675,054
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3AV (IO)
0.37%	03/25/37	[2,5]	144,305,343	2,072,095
Residential Accredit Loans, Inc., Series 2007-QS5, Class AV (IO)
0.23%	03/25/37	[2,5]	181,963,437	1,587,212
Residential Accredit Loans, Inc., Series 2007-QS6, Class AV (IO)
0.33%	04/25/37	[2,5]	395,546,276	4,949,471
Residential Accredit Loans, Inc., Series 2007-QS7, Class 2AV (IO)
0.37%	06/25/37	[2,5]	115,312,318	1,590,272
Residential Accredit Loans, Inc., Series 2007-QS8, Class AV (IO)
0.40%	06/25/37	[2,5]	295,379,366	4,359,475
Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI6 (STEP)
5.86%	11/25/33		487,281	455,525
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A (STEP)
5.98%	12/25/33		340,598	336,632
Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI6A (STEP)
6.11%	10/25/33		40,896	41,198

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 53

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2
1.04%	12/25/34	[2]	$1,885,641	$1,646,094
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		115,994	117,589
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A2
6.50%	12/25/31		109,417	112,456
Residential Asset Securities Corp., Series 2005-EMX2, Class M3
0.76%	07/25/35	[2]	6,839,000	2,423,668
Residential Asset Securitization Trust, Series 2004-IP2, Class 1A1
2.66%	12/25/34	[2]	662,308	572,660
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
2.70%	12/25/34	[2]	43,071	41,397
Residential Asset Securitization Trust, Series 2004-IP2, Class 3A1
2.67%	12/25/34	[2]	1,625,171	1,496,058
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		2,893,749	1,894,978
Residential Funding Mortgage Securities I, Class 2007-SA2, Class 2A2
3.32%	04/25/37	[2]	1,327,672	954,400
Residential Funding Mortgage Securities I, Inc., Series 2006-SA4, Class 2A1
3.73%	11/25/36	[2]	288,190	206,543
Residential Funding Mortgage Securities I, Series 2006-SA3, Class 3A1
6.04%	09/25/36	[2]	3,860,388	2,707,741
Residential Funding Mortgage Securities I, Series 2006-SA3, Class 4A1
6.06%	09/25/36	[2]	1,991,064	1,454,367
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		231,849	218,736
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		167,820	165,762
Saxon Asset Securities Trust, Series 2005-2, Class M1
0.66%	10/25/35	[2]	30,294,407	25,856,534
Saxon Asset Securities Trust, Series 2007-1, Class A2C
0.40%	01/25/47	[2]	13,135,000	5,432,046
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
0.64%	09/25/47	[2]	32,174,000	14,313,762

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.38%	05/25/37	[2]	$35,494,442	$18,288,210
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR3, Class M1
0.95%	04/25/35	[2]	3,268,684	3,000,536
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.48%	02/25/37	[2]	79,663,295	29,829,013
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3, Class A2B
0.46%	04/25/37	[2]	51,566,793	20,719,486
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
0.40%	12/25/36	[2]	56,137,409	21,957,822
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
0.38%	01/25/37	[2]	160,000	61,152
Securitized Asset Backed Receivables LLC, Series 2007-BR1, Class A2A
0.36%	02/25/37	[2]	9,806,399	4,225,871
Securitized Asset Backed Receivables LLC, Series 2007-BR1, Class A2B
0.52%	02/25/37	[2]	50,885,157	21,560,041
Securitized Asset Backed Receivables LLC, Series 2007-BR5, Class A2C
0.59%	05/25/37	[2]	22,000,000	8,984,613
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.52%	02/25/36	[2]	2,540,811	1,330,605
SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B
0.42%	02/25/36	[2]	29,626,992	14,894,920
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3C
0.40%	10/25/36	[2]	12,348,460	3,935,978
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3D
0.46%	10/25/36	[2]	12,379,000	3,879,665
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.48%	12/25/36	[2,3]	15,304,578	6,438,278
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A3
0.40%	10/25/36	[2]	14,069,000	8,283,665
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.38%	12/25/36	[2]	24,608,758	21,861,892
Soundview Home Equity Loan Trust, Series 2007-NS1, Class A4
0.54%	01/25/37	[2]	12,405,000	5,969,214

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A4
0.52%	06/25/37	[2]	$31,437,000	$10,952,028
Soundview Home Equity Loan Trust, Series 2007-OPTI, Class 2A3
0.46%	06/25/37	[2]	37,418,535	13,109,378
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
2.85%	10/25/34	[2]	422,783	387,742
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
2.70%	01/25/35	[2]	1,733,812	1,305,435
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A1
0.48%	05/25/37	[2]	5,604,222	2,660,293
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1
5.66%	06/25/37	[2]	20,628,196	14,179,884
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1
0.54%	08/25/37	[2]	26,479,887	15,920,325
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
4.76%	10/25/47	[2]	2,415,898	1,340,155
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1
2.48%	12/27/35	[2]	2,896,019	1,612,900
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 24A1
2.34%	05/25/36	[2]	1,012,274	555,357
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1
1.65%	08/25/47	[2]	125,896,709	70,360,788
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		4,067	4,134
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.56%	10/25/31	[2]	12,359	11,819
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.78%	09/25/33	[2]	874,527	803,068
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
2.78%	11/25/33	[2]	5,733,329	5,565,830
Structured Asset Securities Corp., Series 2003-7H, Class A12
6.50%	03/25/33		11,030	11,631
Structured Asset Securities Corp., Series 2006-WF2, Class A3
0.40%	07/25/36	[2]	21,081,302	20,676,107

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp., Series 2006-WF3, Class A3
0.40%	09/25/36	[2]	$179,794	$156,100
Structured Asset Securities Corp., Series 2007-BC4, Class A3
0.50%	11/25/37	[2]	9,170,050	8,795,744
Structured Asset Securities Corp., Series 2007-EQ1, Class A4
0.50%	03/25/37	[2]	26,325,800	10,953,302
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
3.61%	06/25/37	[2]	17,537,302	12,583,347
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
2.21%	12/25/44	[2]	443,183	396,601
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[2]	3,433,636	3,610,037
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3
0.48%	08/25/36	[2]	2,138,457	940,233
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.36%	01/25/37	[2]	6,893,974	2,874,347
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
0.40%	01/25/37	[2]	62,825,415	24,021,894
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
0.48%	01/25/37	[2]	21,058,652	8,038,014
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A4
0.60%	04/25/37	[2]	1,740,178	643,759
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.48%	01/25/33	[2]	22,301	21,820
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.45%	06/25/33	[2]	62,991	63,646
WaMu Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B
0.61%	07/25/44	[2]	550,053	451,386
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
2.59%	06/25/34	[2]	193,852	193,753
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.61%	05/25/44	[2]	191,172	156,169
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.56%	08/25/45	[2]	106,933,223	87,930,922

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 55

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.45%	10/25/35	[2]	$310,000	$255,394
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
5.08%	12/25/35	[2]	16,615,983	14,559,523
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2
0.52%	11/25/45	[2]	1,635,543	1,176,926
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A4A
2.45%	12/25/35	[2]	380,000	285,489
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A2
0.54%	12/25/45	[2]	16,915,305	12,523,999
WaMu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A3A
2.47%	01/25/36	[2]	340,000	280,734
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
0.54%	12/25/45	[2]	10,541,992	8,355,863
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.56%	01/25/45	[2]	3,710,349	3,101,049
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
1.22%	01/25/46	[2]	45,841,228	37,747,294
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.15%	02/25/46	[2]	12,168,079	9,429,300
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.14%	07/25/46	[2]	6,606,667	4,349,651
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 3A1B
2.66%	07/25/46	[2]	2,863,177	1,243,765
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
2.55%	02/25/37	[2]	3,149,816	2,038,300
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1
2.71%	02/25/37	[2]	1,305,627	941,787
WaMu Mortgage Pass-Through Certificates, Series 2007-HY5, Class 2A5
5.39%	05/25/37	[2]	38,076,079	23,881,564
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.92%	04/25/47	[2]	208,076	124,681
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A
0.93%	05/25/47	[2]	2,601,805	1,605,390

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A
0.90%	06/25/47	[2]	$13,550,265	$8,900,376
WaMu Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A
0.97%	07/25/47	[2]	2,312,914	1,428,659
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
0.80%	05/25/35	[2]	11,525,376	7,484,401
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.74%	06/25/35	[2]	16,739,441	11,355,501
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1A
1.09%	04/25/46	[2]	13,048,882	6,342,553
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.12%	05/25/46	[2]	32,809,490	16,524,680
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR4, Class DA
1.12%	06/25/46	[2]	6,735,048	2,799,645
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR7, Class A1A
1.07%	09/25/46	[2]	12,944,151	4,608,098
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A
1.00%	10/25/46	[2]	1,902,903	785,563
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR9, Class 2A
0.99%	11/25/46	[2]	59,415,743	22,711,608
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		1,237,523	1,185,561
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA1, Class 2A
0.87%	12/25/46	[2]	12,361,560	4,868,619
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.85%	01/25/47	[2]	30,581,292	12,004,952
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.90%	02/25/47	[2]	55,083,526	24,153,024

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A1
0.92%	04/25/47	[2]	$22,405,260	$12,578,671
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA4, Class A1A
0.91%	04/25/47	[2]	8,453,605	4,086,993
Washington Mutual Asset-Backed Certificates, Series 2006-HE3, Class 2A3
0.40%	08/25/36	[2]	16,858,000	5,502,038
Washington Mutual Asset-Backed Certificates, Series 2006-HE5, Class 2A2
0.42%	10/25/36	[2]	20,000,000	6,154,030
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
1.09%	05/25/46	[2]	2,079,728	1,630,031
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HE2, Class 2A3
0.50%	04/25/37	[2]	39,482,201	15,163,021
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
0.86%	02/25/47	[2]	408,049	236,319
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2002-AR1, Class 1A1
2.52%	11/25/30	[2]	964,529	914,185
Wells Fargo Home Equity Trust, Series 2004-2, Class AI6
5.00%	05/25/34	[2]	13,085,000	13,235,628
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.58%	11/25/35	[2]	15,648,170	15,259,033
Wells Fargo Home Equity Trust, Series 2006-1, Class A3
0.40%	05/25/36	[2]	5,250,158	5,173,973
Wells Fargo Home Equity Trust, Series 2007-2, Class A1
0.34%	04/25/37	[2]	4,496,198	4,386,109
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A10
5.50%	01/25/34		15,324,644	16,166,573
Wells Fargo Mortgage Backed Securities Trust, Series 2004-L, Class A8
4.78%	07/25/34	[2]	1,683,886	1,652,324
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3
2.63%	07/25/36	[2]	606,898	454,212
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6
2.63%	07/25/36	[2]	2,577,157	1,894,044

				3,487,130,420

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 27.77%
Fannie Mae Pool (TBA)
3.00%	07/25/27		$132,470,000	$136,526,894
3.00%	08/25/42		103,000,000	105,381,880
3.50%	07/25/42		191,875,000	201,738,584
Fannie Mae Pool 190375
5.50%	11/01/36		9,028,714	9,865,329
Fannie Mae Pool 233672
2.62%	09/01/23	[2]	17,665	18,812
Fannie Mae Pool 254232
6.50%	03/01/22		70,386	79,270
Fannie Mae Pool 308798
2.25%	04/01/25	[2]	5,211	5,545
Fannie Mae Pool 312155
2.17%	03/01/25	[2]	12,403	12,483
Fannie Mae Pool 313182
7.50%	10/01/26		8,586	10,257
Fannie Mae Pool 467243
4.55%	01/01/21		2,713,420	3,120,215
Fannie Mae Pool 468587
3.84%	08/01/21		838,931	926,231
Fannie Mae Pool 545191
7.00%	09/01/31		11,697	13,046
Fannie Mae Pool 545831
6.50%	08/01/17		44,113	47,943
Fannie Mae Pool 555284
7.50%	10/01/17		4,435	4,936
Fannie Mae Pool 613142
7.00%	11/01/31		59,582	68,051
Fannie Mae Pool 625666
7.00%	01/01/32		24,404	29,003
Fannie Mae Pool 633698
7.50%	02/01/31		46,203	56,473
Fannie Mae Pool 637093
8.50%	03/01/32		13,584	14,846
Fannie Mae Pool 642322
2.67%	05/01/32	[2]	1,185	1,260
Fannie Mae Pool 646884
2.16%	05/01/32	[2]	7,926	7,996
Fannie Mae Pool 655928
7.00%	08/01/32		456,425	534,013
Fannie Mae Pool 725257
5.50%	02/01/34		5,553,767	6,108,595
Fannie Mae Pool 734922
4.50%	09/01/33		10,011,292	10,996,832
Fannie Mae Pool 735207
7.00%	04/01/34		56,180	62,809
Fannie Mae Pool 735224
5.50%	02/01/35		28,041,853	30,833,043

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 57

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735646
4.50%	07/01/20		$7,657,978	$8,243,591
Fannie Mae Pool 735651
4.50%	06/01/35		29,798,001	32,023,698
Fannie Mae Pool 735686
6.50%	12/01/22		219,284	246,962
Fannie Mae Pool 740297
5.50%	10/01/33		15,510	17,054
Fannie Mae Pool 745592
5.00%	01/01/21		37,925	41,069
Fannie Mae Pool 817611
5.29%	11/01/35	[2]	2,835,264	3,055,359
Fannie Mae Pool 839109
5.25%	11/01/35	[2]	12,445	13,404
Fannie Mae Pool 841031
5.27%	11/01/35	[2]	224,736	242,512
Fannie Mae Pool 844773
5.22%	12/01/35	[2]	41,994	45,287
Fannie Mae Pool 888412
7.00%	04/01/37		4,211,433	4,757,626
Fannie Mae Pool 889125
5.00%	12/01/21		23,457,107	25,276,424
Fannie Mae Pool 889184
5.50%	09/01/36		24,952,643	27,436,344
Fannie Mae Pool 895606
5.72%	06/01/36	[2]	121,182	131,956
Fannie Mae Pool 908408
5.50%	04/01/37	[2]	10,460,266	11,270,091
Fannie Mae Pool 918445
5.78%	05/01/37	[2]	355,230	386,812
Fannie Mae Pool 933033
6.50%	10/01/37		7,387,598	8,194,463
Fannie Mae Pool AB1613
4.00%	10/01/40		104,925,476	113,631,016
Fannie Mae Pool AB1803
4.00%	11/01/40		103,543,659	112,425,769
Fannie Mae Pool AB1960
4.00%	12/01/40		63,126,367	67,890,438
Fannie Mae Pool AB2051
3.50%	01/01/26		144,102,814	154,961,191
Fannie Mae Pool AB2127
3.50%	01/01/26		86,326,176	92,453,315
Fannie Mae Pool AB3679
3.50%	10/01/41		34,905,928	36,966,621
Fannie Mae Pool AB3864
3.50%	11/01/41		27,805,940	29,499,616
Fannie Mae Pool AB3866
3.50%	11/01/41		103,302,262	109,076,693

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AB4044
3.50%	12/01/41	$43,142,570	$45,554,171
Fannie Mae Pool AB4045
3.50%	12/01/41	28,088,663	29,781,663
Fannie Mae Pool AD0194
5.94%	11/01/17	871,817	1,008,341
Fannie Mae Pool AD0791
4.76%	02/01/20	19,235,062	22,142,865
Fannie Mae Pool AD0849
4.25%	02/01/20	30,001,075	33,751,557
Fannie Mae Pool AD0850
4.31%	02/01/20	50,361,449	57,488,135
Fannie Mae Pool AE0482
5.50%	01/01/38	57,817,115	63,608,169
Fannie Mae Pool AE0600
3.97%	11/01/20	41,965,039	46,783,543
Fannie Mae Pool AE0605
4.67%	07/01/20	33,331,758	38,286,280
Fannie Mae Pool AE0918
3.66%	10/01/20	6,351,898	6,986,924
Fannie Mae Pool AH3429
3.50%	01/01/26	73,122,957	78,533,110
Fannie Mae Pool AH3780
4.00%	02/01/41	40,784,133	44,282,649
Fannie Mae Pool AH4793
4.00%	02/01/41	120,225,763	129,299,057
Fannie Mae Pool AH4815
3.50%	02/01/26	26,239	28,216
Fannie Mae Pool AJ1404
4.00%	09/01/41	76,662,023	82,639,269
Fannie Mae Pool AL0209
4.50%	05/01/41	67,656,504	74,773,650
Fannie Mae Pool AL0290
4.45%	04/01/21	33,684,394	38,459,796
Fannie Mae Pool AL0600
4.30%	07/01/21	5,080,119	5,786,572
Fannie Mae Pool AL0834
4.06%	10/01/21	40,549,008	45,555,713
Fannie Mae Pool AL0851
6.00%	10/01/40	188,557,782	207,728,452
Fannie Mae Pool AL1410
4.50%	12/01/41	97,853,657	105,184,826
Fannie Mae Pool AL1445
4.34%	11/01/21	83,060,517	94,480,406
Fannie Mae Pool FN0000
3.58%	09/01/20	11,473,792	12,641,373
Fannie Mae Pool FN0001
3.76%	12/01/20	26,565,389	29,292,814

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FN0003
4.30%	01/01/21		$9,143,184	$10,447,872
Fannie Mae Pool FN0005
3.38%	11/01/20		44,390,141	48,246,898
Fannie Mae Pool FN0010
3.84%	09/01/20		353,537	395,946
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
6.16%	03/25/37	[2]	28,193,350	3,372,968
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.36%	10/25/40	[2]	35,395,932	4,616,798
Fannie Mae REMICS, Series 2011-14, Class PB
5.00%	03/25/41		7,438,423	8,624,159
Fannie Mae Whole Loan, Series 2003-W2, Class 2A9
5.90%	07/25/42		67,054	77,910
Fannie Mae, Series 1988-28, Class H
9.05%	12/25/18		1,884	2,119
Fannie Mae, Series 1989-27, Class Y
6.90%	06/25/19		825	892
Fannie Mae, Series 1991-65, Class Z
6.50%	06/25/21		17,867	19,735
Fannie Mae, Series 1992-123, Class Z
7.50%	07/25/22		2,798	3,356
Fannie Mae, Series 1993-132, Class D (PO)
0.00%	10/25/22	[9]	141,671	129,669
Fannie Mae, Series 1993-199, Class SD (IO)
0.88%	10/25/23	[2]	358,550	5,896
Fannie Mae, Series 1993-29, Class PK
7.00%	03/25/23		52,998	59,099
Fannie Mae, Series 1994-55, Class H
7.00%	03/25/24		64,699	74,603
Fannie Mae, Series 1997-34, Class SA
6.32%	10/25/23	[2]	15,364	18,386
Fannie Mae, Series 1999-11, Class Z
5.50%	03/25/29		220,286	243,486
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		187,275	214,393
Fannie Mae, Series 2003-106, Class WG
4.50%	11/25/23		32,004,000	35,572,510
Fannie Mae, Series 2005-104, Class NI (IO)
6.46%	03/25/35	[2]	78,499,705	12,658,227
Fannie Mae, Series 2005-117, Class LC
5.50%	11/25/35		58,833,675	64,103,848
Fannie Mae, Series 2005-92, Class US (IO)
5.86%	10/25/25	[2]	31,132,063	4,231,448
Fannie Mae, Series 2006-18, Class PD
5.50%	08/25/34		1,165,000	1,271,695

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2006-4, Class WE
4.50%	02/25/36		$400,000	$427,337
Fannie Mae, Series 2006-80, Class PG
6.00%	06/25/35		23,300,000	25,052,661
Fannie Mae, Series 2007-34, Class SB (IO)
5.86%	04/25/37	[2]	30,243,462	4,390,555
Fannie Mae, Series 2008-24, Class NA
6.75%	06/25/37		11,722,518	13,101,071
Fannie Mae, Series 2010-17, Class SB (IO)
6.10%	03/25/40	[2]	40,224,315	6,364,424
Fannie Mae, Series 2010-43, Class KS (IO)
6.18%	05/25/40	[2]	76,756,717	11,965,520
Fannie Mae, Series 2010-99, Class NI (IO)
6.00%	09/25/40		70,815,947	12,270,370
Fannie Mae, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,956,079
Fannie Mae, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	26,287,375
Fannie Mae, Series G92-36, Class Z
7.00%	07/25/22		541	599
Fannie Mae, Series G93-21, Class Z
7.20%	05/25/23		10,808	12,360
Freddie Mac Gold Pool (TBA)
2.50%	07/15/27		194,105,000	199,564,203
Freddie Mac Gold Pool A14189
4.00%	10/01/33		143,078	152,698
Freddie Mac Gold Pool A24156
6.50%	10/01/31		1,098,193	1,256,620
Freddie Mac Gold Pool A25162
5.50%	05/01/34		11,173,910	12,258,128
Freddie Mac Gold Pool A39012
5.50%	06/01/35		66,229	72,842
Freddie Mac Gold Pool A54856
5.00%	01/01/34		15,188,535	16,436,271
Freddie Mac Gold Pool A61164
5.00%	04/01/36		126,704	136,711
Freddie Mac Gold Pool A93991
4.50%	09/01/40		97,209,857	107,447,799
Freddie Mac Gold Pool A97038
4.00%	02/01/41		37,144,773	40,019,140
Freddie Mac Gold Pool C01492
5.00%	02/01/33		4,273,825	4,618,068
Freddie Mac Gold Pool C46104
6.50%	09/01/29		69,203	79,187
Freddie Mac Gold Pool C55789
7.50%	10/01/27		30,752	37,147
Freddie Mac Gold Pool C90573
6.50%	08/01/22		244,936	274,339

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 59

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool E02402
6.00%	10/01/22	$75,365	$82,815
Freddie Mac Gold Pool G00992
7.00%	11/01/28	4,060	4,862
Freddie Mac Gold Pool G01515
5.00%	02/01/33	4,663,728	5,039,377
Freddie Mac Gold Pool G01601
4.00%	09/01/33	700,500	747,599
Freddie Mac Gold Pool G01611
4.00%	09/01/33	184,334	196,728
Freddie Mac Gold Pool G02579
5.00%	12/01/34	6,681,943	7,230,864
Freddie Mac Gold Pool G02884
6.00%	04/01/37	20,948,693	23,242,552
Freddie Mac Gold Pool G02955
5.50%	03/01/37	16,340,613	18,222,425
Freddie Mac Gold Pool G03357
5.50%	08/01/37	6,695,349	7,361,745
Freddie Mac Gold Pool G03676
5.50%	12/01/37	16,292,965	18,169,291
Freddie Mac Gold Pool G03783
5.50%	01/01/38	8,220,912	9,028,874
Freddie Mac Gold Pool G03985
6.00%	03/01/38	101,200	111,806
Freddie Mac Gold Pool G04438
5.50%	05/01/38	31,622,147	35,006,877
Freddie Mac Gold Pool G04703
5.50%	08/01/38	39,074,493	42,744,045
Freddie Mac Gold Pool G04706
5.50%	09/01/38	600,971	670,179
Freddie Mac Gold Pool G05866
4.50%	02/01/40	56,138,057	62,050,401
Freddie Mac Gold Pool G06242
4.50%	09/01/40	125,047,141	138,216,848
Freddie Mac Gold Pool G06257
4.50%	02/01/41	114,721,593	126,803,835
Freddie Mac Gold Pool G06354
4.00%	04/01/41	140,595,402	152,113,475
Freddie Mac Gold Pool G06498
4.00%	04/01/41	67,078,139	72,573,418
Freddie Mac Gold Pool G06499
4.00%	03/01/41	32,655,866	35,218,896
Freddie Mac Gold Pool G06500
4.00%	04/01/41	95,401,609	102,784,053
Freddie Mac Gold Pool G06620
4.50%	07/01/41	85,687,640	93,841,599
Freddie Mac Gold Pool G11707
6.00%	03/01/20	2,507,187	2,732,311

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G12393
5.50%	10/01/21		$18,849,835	$20,360,031
Freddie Mac Gold Pool G12399
6.00%	09/01/21		10,369	11,394
Freddie Mac Gold Pool G12824
6.00%	08/01/22		7,010,303	7,683,128
Freddie Mac Gold Pool G12909
6.00%	11/01/22		19,063,021	20,886,668
Freddie Mac Gold Pool G13032
6.00%	09/01/22		4,481,926	4,907,884
Freddie Mac Gold Pool G13058
4.50%	10/01/20		14,292,737	15,289,686
Freddie Mac Gold Pool H00790
5.50%	05/01/37		224,201	242,406
Freddie Mac Gold Pool H05069
5.50%	05/01/37		17,352,148	18,699,650
Freddie Mac Gold Pool H09082
6.50%	09/01/37		69,769	77,271
Freddie Mac Gold Pool J13884
3.50%	12/01/25		164,844,969	175,702,000
Freddie Mac Gold Pool Q04090
4.00%	10/01/41		43,300,675	46,848,019
Freddie Mac Gold Pool Q04091
4.00%	10/01/41		211,210,081	227,554,109
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, Class A2
3.97%	01/25/21	[2]	22,640,000	25,538,882
Freddie Mac Non Gold Pool 1B1928
2.51%	08/01/34	[2]	10,485	11,121
Freddie Mac Non Gold Pool 1B3413
5.93%	05/01/37	[2]	21,384	23,213
Freddie Mac Non Gold Pool 1J0045
5.08%	01/01/36	[2]	129,271	138,535
Freddie Mac Non Gold Pool 781415
2.36%	04/01/34	[2]	3,470,153	3,692,212
Freddie Mac Non Gold Pool 781469
2.36%	04/01/34	[2]	2,766,439	2,949,491
Freddie Mac Non Gold Pool 788498
2.56%	02/01/30	[2]	293,486	310,077
Freddie Mac Non Gold Pool 847288
2.44%	05/01/34	[2]	4,129,286	4,394,894
Freddie Mac REMICS, Series 3019, Class SW (IO)
6.96%	08/15/35	[2]	13,450,700	2,033,584
Freddie Mac REMICS, Series 3300, Class SA (IO)
6.96%	08/15/35	[2]	5,946,854	883,742

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3425, Class SV (IO)
5.81%	08/15/35	[2]	$17,125,068	$2,092,036
Freddie Mac REMICS, Series 3891, Class HS (IO)
5.71%	07/15/41	[2]	38,667,468	5,385,501
Freddie Mac, Series 1004, Class H
7.95%	10/15/20		488	546
Freddie Mac, Series 1073, Class G
7.00%	05/15/21		2,574	2,886
Freddie Mac, Series 1107, Class ZC
6.50%	07/15/21		9,854	10,949
Freddie Mac, Series 165, Class K
6.50%	09/15/21		311	338
Freddie Mac, Series 1980, Class Z
7.00%	07/15/27		297,345	346,229
Freddie Mac, Series 1983, Class Z
6.50%	12/15/23		166,047	186,094
Freddie Mac, Series 2043, Class CJ
6.50%	04/15/28		39,081	44,759
Freddie Mac, Series 2098, Class TZ
6.00%	01/15/28		1,011,265	1,068,658
Freddie Mac, Series 2209, Class TC
8.00%	01/15/30		198,336	226,073
Freddie Mac, Series 2433, Class SA
20.30%	02/15/32	[2]	10,162	14,581
Freddie Mac, Series 2481, Class AW
6.50%	08/15/32		188,003	211,710
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		42,000	3,702
Freddie Mac, Series 2929, Class PE
5.00%	05/15/33		1,585,000	1,633,603
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		9,109	9,625
Freddie Mac, Series 3063, Class YG
5.50%	11/15/35		8,794,000	10,367,676
Freddie Mac, Series 3067, Class SI (IO)
6.41%	11/15/35	[2]	51,102,734	8,117,884
Freddie Mac, Series 3210, Class PD
6.00%	08/15/35		360,000	397,476
Freddie Mac, Series 3345, Class FP
0.44%	11/15/36	[2]	30,616,703	30,636,833
Freddie Mac, Series 3345, Class PF
0.42%	05/15/36	[2]	30,243,883	30,268,105
Freddie Mac, Series 3707, Class EI (IO)
5.00%	12/15/38		71,930,332	11,501,603
Freddie Mac, Series 3752, Class XL
4.50%	11/15/40		66,277,000	73,565,979

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3904, Class JB
4.50%	08/15/41		$18,155,000	$20,584,938
Freddie Mac, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,375,126
Freddie Mac, Series 3928, Class JD
4.00%	09/15/41		32,095,702	34,806,113
Ginnie Mae I Pool 782817
4.50%	11/15/39		65,951,509	73,311,803
Ginnie Mae II Pool (TBA)
3.50%	07/01/32		294,015,000	314,320,382
Ginnie Mae II Pool 2631
7.00%	08/20/28		6,761	7,792
Ginnie Mae II Pool 80968
1.62%	07/20/34	[2]	44,131	45,721
Ginnie Mae II Pool 81267
1.62%	03/20/35	[2]	15,969	16,574
Ginnie Mae II Pool 8631
2.38%	05/20/25	[2]	13,641	14,181
Ginnie Mae II Pool 8644
2.50%	06/20/25	[2]	22,023	22,958
Ginnie Mae, Series 2000-22, Class SG (IO)
10.56%	05/16/30	[2]	764,777	145,086
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		437,347	7,021
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		23,423,235	26,374,748
Ginnie Mae, Series 2005-78, Class ZA
5.00%	10/16/35		21,756,483	25,635,390
Ginnie Mae, Series 2007-35, Class PY (IO)
6.51%	06/16/37	[2]	68,599,895	11,019,323
Ginnie Mae, Series 2009-106, Class SD (IO)
6.01%	03/20/36	[2]	63,247,743	9,942,634
Ginnie Mae, Series 2009-106, Class XI (IO)
6.56%	05/20/37	[2]	177,500,060	31,330,056
Ginnie Mae, Series 2009-124, Class SC (IO)
6.24%	12/20/39	[2]	27,537,578	3,880,953
Ginnie Mae, Series 2010-4, Class SM (IO)
5.56%	01/16/40	[2]	58,250,923	6,843,645
Ginnie Mae, Series 2010-6, Class BS (IO)
6.26%	09/16/39	[2]	32,881,844	4,189,262
Ginnie Mae, Series 2011-50, Class PS (IO)
5.86%	02/20/41	[2]	129,463,132	22,891,697
NCUA Guaranteed Notes, Series 2010-C1, Class A2
2.90%	10/29/20		773,000	822,634
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.69%	10/07/20	[2]	44,434,927	44,513,034

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 61

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2010-R3,
Class 1A
0.80%	12/08/20	[2]	$54,598,156	$54,796,500
NCUA Guaranteed Notes, Series 2010-R3,
Class 2A
0.80%	12/08/20	[2]	45,328,411	45,493,080
NCUA Guaranteed Notes, Series 2011-C1,
Class 2A
0.77%	03/09/21	[2]	6,968,492	6,976,122

				5,783,295,116

Total Mortgage-Backed
(Cost $10,424,774,731)				10,739,023,895

MUNICIPAL BONDS — 1.24%*
California — 0.68%
Los Angeles Department of Water & Power, Build America Bonds
6.57%	07/01/45		40,650,000	58,596,975
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		350,000	434,007
State of California, Build America Bonds
6.65%	03/01/22		5,215,000	6,377,945
7.30%	10/01/39		31,325,000	38,919,120
7.60%	11/01/40		6,235,000	8,113,730
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34		3,885,000	4,857,182
7.55%	04/01/39		11,831,000	15,225,550
State of California, Taxable, Various Purpose
5.50%	03/01/16		8,450,000	9,573,596

				142,098,105

Illinois — 0.46%
State of Illinois, Build America Bonds
7.35%	07/01/35		8,910,000	10,363,399
State of Illinois, Build America Bonds,
Series S
6.63%	02/01/35		11,275,000	12,262,239
State of Illinois, Taxable Bonds
4.07%	01/01/14		1,425,000	1,472,652
5.67%	03/01/18		4,140,000	4,597,636
5.88%	03/01/19		35,000,000	38,846,500
State of Illinois, Taxable-Pension
5.10%	06/01/33		29,200,000	27,629,040

				95,171,466

New Jersey — 0.09%
New Jersey State Turnpike Authority A, Build America Bonds, Taxable
7.10%	01/01/41		10,550,000	14,884,679

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New Jersey (continued)
New Jersey State Turnpike Authority, Build America Bonds
7.41%	01/01/40		$2,495,000	$3,639,332

				18,524,011

New York — 0.01%
City of New York, Build America Bonds
5.82%	10/01/31		220,000	247,150
City of New York, Build America Bonds,
Series F1
6.65%	12/01/31		250,000	296,030
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		400,000	466,936
Port Authority of New York & New Jersey, Taxable, Consolidated Bonds
5.65%	11/01/40		530,000	647,793

				1,657,909

Texas — 0.00%
County of Harris TX, Prerefunded, Flood Control Bonds, Series B
5.25%	10/01/20		7,000	7,419

Total Municipal Bonds
(Cost $211,821,825)				257,458,910

U.S. AGENCY SECURITIES — 2.50%
U.S. Agency Securities — 2.50%
Federal Farm Credit Bank Funding Corp.
0.43%	08/22/13		56,000,000	56,000,560
Federal Home Loan Bank
0.30%	06/10/13		65,230,000	65,216,432
0.50%	05/15/14		42,975,000	42,974,313
0.50%	07/17/14		59,810,000	59,810,179
Freddie Mac
0.29%	10/12/12	[2]	228,905,000	228,993,815
0.45%	11/18/13	[2]	50,000,000	50,177,951
1.10%	08/08/14		16,900,000	16,911,458

Total U.S. Agency Securities
(Cost $519,863,676)				520,084,708

U.S. TREASURY SECURITIES — 16.65%
U.S. Treasury Bonds — 2.89%
U.S. Treasury Bonds
3.13%	02/15/42		559,565,000	601,095,355

U.S. Treasury Notes — 13.76%
U.S. Treasury Notes
0.88%	01/31/17		1,357,705,000	1,369,457,566
1.75%	05/15/22		1,143,535,000	1,153,183,576

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.63%	04/15/13	[10]	$184,125,000	$200,885,287
2.13%	02/15/41	[10]	95,310,000	142,836,429

				2,866,362,858

Total U.S. Treasury Securities
(Cost $3,372,360,275)				3,467,458,213

Total Bonds – 98.97%
(Cost $19,931,472,500)				20,611,126,772

SHORT-TERM INVESTMENTS — 8.89%
Commercial Paper — 0.24%
National Rural Utilities Cooperative
Finance Corp.
0.14%[11]	08/06/12		49,710,000	49,703,234

Foreign Government Obligations — 0.86%
Japan Treasury Discount Bills (Japan)
0.00%	09/10/12	[4,9]	14,310,000,000	178,985,545

Money Market Fund — 2.76%
BlackRock Liquidity Funds TempFund
Portfolio
0.15%[12]			206,262,000	206,262,000
Dreyfus Cash Advantage Fund
0.15%[12,13]			164,067,000	164,067,000
DWS Money Market Series Institutional
Funds
0.15%[12]			197,256,000	197,256,000
JPMorgan Prime Money Market Fund
0.14%[12]			6,873,000	6,873,000

				574,458,000

Repurchase Agreements — 3.31%
Credit Suisse First Boston
(Dated 06/29/12, total to be received
$522,006,525, (collateralized by U.S. treasury obligations, 1.25% to 2.63%, due from 09/30/15 to 08/15/20, par and fair value of $492,171,500 and $532,443,686, respectively))
0.15%	07/02/12		522,000,000	522,000,000
Deutsche Bank
(Dated 06/29/12, total to be received
$168,002,100, (collateralized by U.S. government sponsored agency obligations, 0.00% to 6.25%, due from 07/17/12 to 11/23/35, par and fair value of $176,564,000 and $171,360,863, respectively))
0.15%	07/02/12		168,000,000	168,000,000

				690,000,000

Issues	Maturity Date		Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 1.72%
Fannie Mae
0.16%[11]	09/19/12		$89,997,000	$89,983,140
Farmer Mac
0.01%[11]	07/02/12		50,000,000	50,000,000
0.02%[11]	07/06/12		50,000,000	49,999,889
Federal Home Loan Bank
0.15%[11]	09/05/12		53,200,000	53,193,297
Freddie Mac
0.07%[11]	07/09/12		52,000,000	51,999,343
0.14%[11]	09/11/12		62,667,000	62,658,352

				357,834,021

U.S. Treasury Bills — 0.00%
U.S. Treasury Bills
0.10%[11]	09/13/12	[14]	1,290,000	1,289,804

Total Short-Term Investments
(Cost $1,853,060,790)				1,852,270,604

Total Investments – 107.86%
(Cost $21,784,533,290)[1]				22,463,397,376

Liabilities in Excess of Other
Assets – (7.86)%				(1,637,539,507)

NET ASSETS – 100.00%				$20,825,857,869

Currency Purchased	Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT

Forward currency contract to sell Japanese Yen on 09/10/12 at 79.57 Counterparty: Barclays, Inc.
USD 106,947,840	JPY 8,510,000,000	$376,097
Forward currency contract to sell Japanese Yen on 09/10/12 at 79.57 Counterparty: JPMorgan Chase & Co.
USD 72,890,419	JPY 5,800,000,000	256,330

Net unrealized appreciation		$632,427

		Unrealized
Contracts		(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS

1,162	U.S. Treasury Ten Year Note,
	Expiration September 2012	$(15,839)

	Net unrealized depreciation	$(15,839)

		Unrealized
Contracts		(Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS

754	U.S. Treasury Thirty Year Long Bond,
	Expiration September 2012	$(387,216)

	Net unrealized depreciation	$(387,216)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 63

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Expiration Date	Notional Amount (000’s)	(Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.75% quarterly. Counterparty: Barclays, Inc.
02/17/42	$ 54,815	$(3,331,369)	$(3,331,369)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Barclays, Inc.
02/17/42	45,000	(2,479,725)	(2,479,725)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Morgan Stanley
02/17/42	45,000	(2,479,725)	(2,479,725)

	$144,815	$(8,290,819)	$(8,290,819)

Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.
09/20/16	$ 12,575	$ 6,875	$ 82,331	$ 94,906
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	18,255	5,000	50,767	69,022
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: Deutsche Bank AG
09/20/16	607,275	9,800	15,282	622,557
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.
09/20/16	1,511,991	24,400	38,050	1,550,041

	$2,150,096	$46,075	$186,430	$2,336,526

Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	$ 6,640,510	$28,590	$(2,339,526)	$4,300,984
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays, Inc.
10/12/52	1,942,651	21,425	1,280,455	3,223,106
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	11,500,629	20,450	(8,424,199)	3,076,430

Expiration Date	Premiums Paid	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES (continued)
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
10/12/52	$ 1,816,848	$ 3,260	$ (1,326,424)	$ 490,424
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
10/12/52	21,842	95	(7,550)	14,292
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
10/12/52	453,505	805	(332,403)	121,102
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.
10/12/52	67,693	960	76,726	144,419
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays, Inc.
10/12/52	751,708	1,325	(552,379)	199,329
The Fund pays a fixed rate equal to 0.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AA 1, due 10/12/52. Counterparty: Citigroup, Inc.
10/12/52	180,669	1,430	253,696	434,365
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	902,695	1,630	(657,483)	245,212
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays, Inc.
10/12/52	2,626,724	4,870	(1,894,097)	732,627
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	7,832,693	13,830	(5,752,154)	2,080,539
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays, Inc.
10/12/52	1,247,307	15,430	1,073,931	2,321,238

	$35,985,474	$114,100	$(18,601,407)	$17,384,067

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Morgan Stanley
09/20/16	A-	$(2,837,195)	$50,000	$ 250,047	$(2,587,148)
The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Morgan Stanley
09/20/16	A-	(1,183,342)	25,000	(110,232)	(1,293,574)

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report June 2012

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES (continued)
The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays, Inc.
12/20/16	A	$(2,608,807)	$ 35,000	$562,733	$(2,046,074)

		$(6,629,344)	$110,000	$702,548	$(5,926,796)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 12/20/16. Counterparty: Barclays, Inc.
06/20/17	$ (4,211,316)	$59,400	$2,219,638	$ (1,991,678)
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 12/20/16. Counterparty: Barclays, Inc.
06/20/17	(2,627,438)	34,650	1,465,626	(1,161,812)
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 12/20/16. Counterparty: JPMorgan Chase & Co.
06/20/17	(733,713)	9,306	421,683	(312,030)
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 12/20/16. Counterparty: Barclays, Inc.
06/20/17	(3,600,191)	49,500	1,940,459	(1,659,732)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays, Inc.
08/25/37	(8,662,931)	13,899	331,378	(8,331,553)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays, Inc.
08/25/37	(5,952,629)	9,266	400,661	(5,551,968)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Morgan Stanley
08/25/37	(8,928,943)	13,899	596,670	(8,332,273)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays, Inc.
08/25/37	(8,886,746)	13,899	554,113	(8,332,633)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: JPMorgan Chase & Co.
08/25/37	(14,438,219)	23,164	555,488	(13,882,731)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Morgan Stanley
08/25/37	(15,173,185)	23,164	1,284,264	(13,888,921)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays, Inc.
08/25/37	$ (30,420,651)	$ 46,329	$ 2,644,608	$ (27,776,043)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.
01/25/38	(13,710,335)	23,473	(864,135)	(14,574,470)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.
01/25/38	(13,683,661)	23,473	(905,206)	(14,588,867)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays, Inc.
01/25/38	(12,306,974)	20,844	(642,336)	(12,949,310)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
01/25/38	(6,234,381)	9,953	54,434	(6,179,947)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
01/25/38	(6,049,271)	9,389	228,769	(5,820,502)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Morgan Stanley
01/25/38	(5,859,478)	9,389	24,579	(5,834,899)

	$(161,480,062)	$392,997	$10,310,693	$(151,169,369)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPTION: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $735,540 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(735,540)	$63,960	$588,432	$(147,108)

	$(735,540)	$63,960	$588,432	$(147,108)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 65

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $21,787,649,883 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$971,196,970
Gross unrealized depreciation	(295,449,477)

Net unrealized appreciation	$675,747,493

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2012.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2012, was $2,029,803,671, representing 9.75% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $97,164,538, which is 0.47% of total net assets.

[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
08/25/10	Caesars Entertainment Operating Co., Inc., Term Loan B6, 5.50%, 01/28/18	$ 43,303,389	$ 41,932,799	0.20%
06/27/07	Cengage Learning Acquisitions, Inc., Term Loan B, 2.50%, 07/03/14	1,899,517	1,772,046	0.01%
11/03/11	Chrysler Group LLC, Term Loan, 1st Lien, 6.00%, 05/24/17	44,766,738	48,303,262	0.23%
04/15/11	Delta Air Lines, Inc., Term Loan B, 1st Lien, 5.50%, 04/20/17	3,423,263	3,459,588	0.02%
04/13/12	El Dorado, Secured Term Loan, 1st Lien, 0.00%, 04/03/17	15,840,000	15,840,000	0.07%
10/10/07	HCA, Inc., Term Loan EXT B3, 3.50%, 05/01/18	20,815,242	20,384,360	0.10%
12/17/10	Intelsat Jackson Holdings, Term Loan B, 1st Lien, 5.25%, 04/02/18	15,776,923	15,790,421	0.07%
10/31/07	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.74%, 10/10/17	44,410,032	43,213,077	0.21%
		$190,235,104	$190,695,553	0.91%
[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Non-income producing security.

[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2012.

[10]	Inflation protected security. Principal amount reflects original security face amount.

[11]	Represents annualized yield at date of purchase.

[12]	Represents the current yield as of June 30, 2012.

[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $157,360,000.

[14]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,289,794.

†

Fair valued security. The aggregate value of fair valued securities is $65,716,244, which is 0.32% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. Dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report June 2012

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 91.86%
BANK LOANS — 10.77%*
Automotive — 0.96%
Chrysler Group LLC, Term Loan, 1st Lien
6.00%	05/24/17	[2,3]	$21,267,481	$21,452,253

Communications — 0.93%
Cengage Learning Acquisitions, Inc., Term Loan B
2.50%	07/03/14	[2,3]	7,679,816	7,143,826
Univision Communications, Inc., 1st Lien Strip
4.50%	03/31/17	[2,3]	14,422,494	13,624,757

				20,768,583

Electric — 2.65%
Boston Generating LLC, Term Loan, 1st Lien
0.01%	12/20/13	2,3,4,5,6,†	254,344	–
Entegra Holdings LLC
0.00%	10/19/15	[2]	26,851,989	14,567,204
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.74%	10/10/17	[2,3]	74,022,569	44,406,435

				58,973,639

Energy — 1.73%
El Dorado, Secured Term Loan, 1st Lien
0.00%	04/03/17	[2,3,4]	4,000,000	3,960,000
MACH Gen LLC, Term Loan 2nd Lien (PIK)
7.97%	02/15/15	[2,3]	49,829,751	34,569,390

				38,529,390

Gaming — 2.06%
Caesars Entertainment Operating Co., Inc., Term Loan B6
5.50%	01/28/18	[2,3]	51,644,740	45,852,627

Industrials — 0.77%
Schaeffler AG, C2 Term Loan
0.00%	01/27/17	[2]	17,000,000	17,026,452

Information Technology — 0.78%
First Data Corp., Term Loan B1
3.00%	09/24/14	[2,3]	471,249	453,136
First Data Corp., Term Loan EXT, 1st Lien
4.25%	03/24/18	[2,3]	18,428,192	16,975,535

				17,428,671

Insurance — 0.34%
Asurion LLC, Term Loan B, 1st Lien
5.50%	05/24/18	[2,3]	7,533,636	7,518,336

Services — 0.31%
Protection One, Term Loan, 1st Lien
5.75%	03/20/19	[2,3]	6,982,500	6,973,688

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation — 0.24%
Delta Air Lines, Inc., Term Loan B, 1st Lien
5.50%	04/20/17	[2,3]	$5,445,000	$5,436,495

Total Bank Loans
(Cost $260,583,110)				239,960,134

CORPORATES — 77.66%*
Automotive — 2.76%
Chrysler Group LLC/CG Co-Issuer, Inc. (WI)
8.25%	06/15/21		5,000,000	5,162,500
Cooper Standard Automotive, Inc.
8.50%	05/01/18		10,900,000	11,826,500
Ford Motor Co.
4.25%	11/15/16		5,850,000	8,254,350
Goodyear Tire & Rubber Co.
8.25%	08/15/20		21,610,000	23,176,725
8.75%	08/15/20		2,500,000	2,678,125
Tenneco, Inc.
6.88%	12/15/20		9,595,000	10,410,575

				61,508,775

Banking — 2.86%
Ally Financial, Inc.
2.67%	12/01/14	[2]	2,553,000	2,450,862
8.30%	02/12/15		3,250,000	3,550,625
Ally Financial, Inc., Series 8
6.75%	12/01/14		3,450,000	3,648,375
Bank of America Corp.
5.62%	07/01/20		5,705,000	6,117,837
Bank of America Corp. (MTN)
5.00%	05/13/21		14,735,000	15,229,330
Bank of America N.A. (BKNT)
0.77%	06/15/17	[2]	2,000,000	1,710,557
BankAmerica Institutional Capital B
7.70%	12/31/26	[7]	3,000,000	3,067,500
Chase Capital III, Series C
1.02%	03/01/27	[2]	3,000,000	2,159,726
Chase Capital VI
1.09%	08/01/28	[2]	4,000,000	2,960,000
First Chicago NBD Institutional Capital I
1.02%	02/01/27	[2]	5,290,000	4,077,451
Provident Funding Associates LP/PFG Finance Corp.
10.25%	04/15/17	[7]	17,795,000	18,684,750

				63,657,013

Communications — 16.85%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19		22,010,000	23,963,387

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 67

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
7.25%	10/30/17		$5,000,000	$5,487,500
7.88%	04/30/18		2,400,000	2,622,000
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		18,212,000	20,488,500
Cengage Learning Acquisitions, Inc.
10.50%	01/15/15	[7]	12,357,000	9,453,105
CenturyLink, Inc.
5.80%	03/15/22		7,700,000	7,751,503
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.62%	11/15/17	[7]	21,770,000	23,511,600
Clearwire Communications LLC/Clearwire Finance, Inc.
8.25%	12/01/40	[7]	4,650,000	2,949,960
12.00%	12/01/15	[7]	2,500,000	2,256,250
12.00%	12/01/15	[7]	1,945,000	1,779,675
Cricket Communications, Inc. (WI)
7.75%	05/15/16		13,765,000	14,676,931
Frontier Communications Corp.
6.62%	03/15/15		1,539,000	1,639,035
Frontier Communications Corp. (WI)
7.88%	04/15/15		10,747,000	11,821,700
GCI, Inc. (WI)
8.62%	11/15/19		14,350,000	15,103,375
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	11/01/19	[8]	15,185,000	16,893,313
Intelsat Jackson Holdings SA (WI) (Luxembourg)
7.25%	04/01/19	[8]	1,400,000	1,473,500
Intelsat Luxembourg SA (PIK) (Luxembourg)
11.50%	02/04/17	[7,8]	8,655,000	8,979,563
Intelsat Luxembourg SA (PIK) (WI) (Luxembourg)
11.50%	02/04/17	[8]	12,148,018	12,588,384
Intelsat Luxembourg SA (WI) (Luxembourg)
11.25%	02/04/17	[8]	11,000,000	11,371,250
Level 3 Financing, Inc.
4.51%	02/15/15	[2]	17,025,000	16,514,250
8.75%	02/15/17		11,365,000	11,848,013
McClatchy Co.
11.50%	02/15/17		17,405,000	18,144,713
Nara Cable Funding Ltd. (Ireland)
8.88%	12/01/18	[7,8]	9,520,000	8,139,600
ProQuest LLC/ProQuest Notes Co.
9.00%	10/15/18	[7]	3,000,000	2,655,000
Sprint Capital Corp.
6.88%	11/15/28		5,205,000	4,229,063
Sprint Nextel Corp.
9.00%	11/15/18	[7]	35,654,000	40,199,885

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
9.25%	04/15/22		$9,940,000	$10,263,050
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%	04/01/19	[7]	4,150,000	4,357,500
Univision Communications, Inc.
6.88%	05/15/19	[7]	4,900,000	5,022,500
7.88%	11/01/20	[7]	4,000,000	4,300,000
Visant Corp.
10.00%	10/01/17		15,075,000	15,037,313
Windstream Corp.
7.00%	03/15/19		3,000,000	3,045,000
7.75%	10/15/20		1,700,000	1,810,500
7.88%	11/01/17		14,575,000	15,959,625
Windstream Corp. (WI)
7.50%	06/01/22		1,600,000	1,656,000
7.50%	04/01/23		6,000,000	6,180,000
8.12%	09/01/18		5,545,000	5,877,700
Zayo Escrow Corp.
8.12%	01/01/20	[7]	5,250,000	5,512,500

				375,562,743

Consumer Discretionary — 2.87%
American Achievement Corp.
10.88%	04/15/16	[7]	14,275,000	10,634,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.12%	04/15/19	[7]	12,000,000	12,600,000
7.88%	08/15/19	[7]	600,000	652,500
9.75%	04/15/19	[7]	24,200,000	24,200,000
9.88%	08/15/19	[7]	2,800,000	2,877,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand)
6.88%	02/15/21	[7,8]	4,000,000	4,190,000
8.50%	02/15/21	[7,8]	5,920,000	5,624,000
Spectrum Brands Holdings, Inc.
9.50%	06/15/18	[7]	2,815,000	3,195,025

				63,973,400

Electric — 6.88%
AES Red Oak LLC, Series A
8.54%	11/30/19		2,182,984	2,324,878
Coso Geothermal Power Holdings
7.00%	07/15/26	[7]	6,066,562	3,088,013
Dynegy Holdings, Inc.
7.50%	06/01/15	[5,6]	8,350,000	5,636,250
Dynegy Roseton/Danskammer Pass-Through Trust, Series B
7.67%	11/08/16	[5,6]	20,346,000	13,428,360
Edison Mission Energy
7.00%	05/15/17		39,470,000	22,300,550

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report June 2012

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
7.20%	05/15/19		$5,890,000	$3,298,400
7.75%	06/15/16		2,540,000	1,441,450
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[7]	3,463,250	3,443,201
GenOn Americas Generation LLC
8.50%	10/01/21		27,415,000	24,810,575
9.12%	05/01/31		6,400,000	5,728,000
GenOn REMA LLC, Series B
9.24%	07/02/17		515,028	517,603
GenOn REMA LLC, Series C
9.68%	07/02/26		1,550,000	1,484,125
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20		1,190,067	1,240,645
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17		4,471,441	4,616,763
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		7,097,735	7,239,689
NRG Energy, Inc.
7.62%	01/15/18		35,270,000	36,680,800
NRG Energy, Inc. (WI)
7.62%	05/15/19		1,780,000	1,820,050
7.88%	05/15/21		4,300,000	4,364,500
PNM Resources, Inc.
9.25%	05/15/15		5,750,000	6,590,937
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%	10/01/20	[7]	4,575,000	3,145,313

				153,200,102

Energy — 16.31%
Alpha Appalachia Holdings, Inc.
3.25%	08/01/15		16,060,000	13,932,050
Alpha Natural Resources, Inc.
2.38%	04/15/15		21,605,000	18,391,256
Arch Coal, Inc.
7.00%	06/15/19		14,650,000	12,342,625
7.25%	10/01/20		1,250,000	1,062,500
Arch Coal, Inc. (WI)
8.75%	08/01/16		3,780,000	3,581,550
Chaparral Energy, Inc.
7.62%	11/15/22	[7]	21,200,000	21,571,000
8.25%	09/01/21		5,005,000	5,317,813
9.88%	10/01/20		8,610,000	9,610,913
Chesapeake Energy Corp.
2.25%	12/15/38		38,315,000	30,634,873
2.50%	05/15/37		11,750,000	10,119,688
Cimarex Energy Co.
5.88%	05/01/22		5,120,000	5,286,400

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Continental Resources, Inc.
5.00%	09/15/22	[7]	$5,000,000	$5,100,000
El Paso Corp., Series G (MTN)
7.75%	01/15/32		660,000	752,400
Everest Acquisition LLC/Everest Acquisition Finance, Inc.
9.38%	05/01/20	[7]	2,655,000	2,764,519
Linn Energy LLC/Linn Energy Finance Corp.
6.25%	11/01/19	[7]	24,065,000	23,613,781
6.50%	05/15/19	[7]	9,660,000	9,515,100
8.62%	04/15/20		1,710,000	1,851,075
Milagro Oil & Gas (WI)
10.50%	05/15/16		12,000,000	9,180,000
Newfield Exploration Co.
5.62%	07/01/24		4,340,000	4,445,787
Parker Drilling Co.
9.12%	04/01/18		21,674,000	23,028,625
9.12%	04/01/18	[7]	1,000,000	1,055,000
Peabody Energy Corp.
4.75%	12/15/41		10,075,000	8,223,719
Penn Virginia Corp.
10.38%	06/15/16		5,250,000	5,066,250
Quicksilver Resources, Inc.
8.25%	08/01/15		18,425,000	17,319,500
9.12%	08/15/19		1,260,000	1,083,600
11.75%	01/01/16		7,700,000	7,536,375
Sabine Pass LNG LP
7.25%	11/30/13		20,650,000	21,476,000
7.50%	11/30/16		26,080,000	27,514,400
Samson Investment Co.
9.75%	02/15/20	[7]	7,850,000	7,820,563
SandRidge Energy, Inc.
7.50%	03/15/21		1,000,000	992,500
8.00%	06/01/18	[7]	9,350,000	9,279,875
SM Energy Co.
6.50%	01/01/23	[7]	4,110,000	4,145,963
Southern Union Co.
3.48%	11/01/66	[2]	48,797,000	39,952,544

				363,568,244

Entertainment — 1.14%
Carmike Cinemas, Inc.
7.38%	05/15/19		3,900,000	4,056,000
Regal Cinemas Corp.
8.62%	07/15/19		19,300,000	21,278,250

				25,334,250

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 69

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 5.03%
Alta Wind Holdings LLC
7.00%	06/30/35	[7]	$2,361,331	$2,658,713
Astoria Depositor Corp.
8.14%	05/01/21	[7]	7,000,000	6,160,000
Bumble Bee Acquisition Corp.
9.00%	12/15/17	[7]	15,622,000	15,778,220
Capital One Capital V
10.25%	08/15/39		3,875,000	3,971,875
Chase Capital II, Series B
0.97%	02/01/27	[2]	11,790,000	8,486,741
CIT Group, Inc.
6.62%	04/01/18	[7]	9,650,000	10,446,125
Citigroup, Inc.
1.02%	08/25/36	[2]	9,460,000	6,453,530
Dolphin Subsidiary II, Inc.
7.25%	10/15/21	[7]	295,000	325,237
General Electric Capital Corp. (MTN)
0.95%	08/15/36	[2]	10,480,000	7,741,167
Goldman Sachs Group, Inc.
5.75%	01/24/22		5,100,000	5,371,655
International Lease Finance Corp.
7.12%	09/01/18	[7]	6,385,000	7,071,387
JPMorgan Chase Capital XIII, Series M
1.41%	09/30/34	[2]	10,917,000	8,280,675
JPMorgan Chase Capital XXI, Series U
1.42%	02/02/37	[2]	4,750,000	3,196,332
JPMorgan Chase Capital XXIII
1.47%	05/15/47	[2]	2,320,000	1,531,200
Legg Mason, Inc.
5.50%	05/21/19	[7]	5,200,000	5,165,146
ZFS Finance USA Trust I
6.50%	05/09/37	[2,7]	10,154,000	10,001,690
ZFS Finance USA Trust II
6.45%	12/15/65	[2,7]	9,450,000	9,497,250

				112,136,943

Food — 0.96%
JBS USA LLC/JBS USA Finance, Inc.
7.25%	06/01/21	[7]	15,775,000	14,749,625
8.25%	02/01/20	[7]	6,750,000	6,648,750

				21,398,375

Gaming — 1.01%
CityCenter Holdings LLC/CityCenter Finance Corp. (WI)
7.62%	01/15/16		10,150,000	10,632,125
Marina District Finance Co., Inc.
9.50%	10/15/15		12,055,000	11,753,625

				22,385,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 7.85%
Accellent, Inc.
8.38%	02/01/17		$22,728,000	$23,125,740
Alere, Inc.
7.88%	02/01/16		7,915,000	8,152,450
9.00%	05/15/16		3,179,000	3,250,527
CHS/Community Health Systems, Inc.
8.00%	11/15/19		9,135,000	9,728,775
8.88%	07/15/15		902,000	926,805
ConvaTec Healthcare E SA (Luxembourg)
10.50%	12/15/18	[7,8]	7,000,000	7,070,000
HCA, Inc.
6.50%	02/15/20		20,000	21,800
7.25%	09/15/20		4,520,000	4,994,600
7.50%	12/15/23		3,965,000	3,831,181
8.00%	10/01/18		4,200,000	4,725,000
HCA, Inc. (WI)
7.88%	02/15/20		17,000,000	18,955,000
8.50%	04/15/19		7,809,000	8,736,319
Health Management Associates, Inc.
7.38%	01/15/20	[7]	5,285,000	5,648,344
Tenet Healthcare Corp.
6.88%	11/15/31		23,302,000	20,039,720
8.88%	07/01/19		2,400,000	2,682,000
10.00%	05/01/18		17,646,000	20,292,900
Universal Health Services, Inc.
7.00%	10/01/18		5,975,000	6,438,063
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%	02/01/19		11,145,000	11,256,450
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. (WI)
8.00%	02/01/18		14,780,000	15,149,500

				175,025,174

Homebuilding — 0.19%
Shea Homes LP/Shea Homes Funding Corp. (WI)
8.62%	05/15/19		4,000,000	4,320,000

Industrials — 4.53%
American Reprographics Co.
10.50%	12/15/16		12,000,000	12,120,000
ARD Finance SA (PIK) (Luxembourg)
11.12%	06/01/18	[7,8]	10,083,562	9,428,131
Ardagh Packaging Finance Plc (Ireland)
9.12%	10/15/20	[7,8]	17,445,000	18,317,250
BWAY Holding Co.
10.00%	06/15/18		6,015,000	6,646,575
BWAY Parent Co., Inc. (PIK)
10.12%	11/01/15		12,031,806	12,272,442

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report June 2012

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Casella Waste Systems, Inc. (WI)
7.75%	02/15/19		$3,300,000	$3,267,000
Maxim Crane Works LP
12.25%	04/15/15	[7]	12,775,000	12,647,250
NESCO LLC/NESCO Holdings Corp.
11.75%	04/15/17	[7]	7,800,000	8,034,000
Packaging Dynamics Corp.
8.75%	02/01/16	[7]	9,780,000	10,256,775
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
10.00%	06/01/20	[7]	3,100,000	3,247,250
Schaeffler Finance B.V. (Netherlands)
7.75%	02/15/17	[7,8]	1,555,000	1,632,750
8.50%	02/15/19	[7,8]	2,875,000	3,061,875

				100,931,298

Information Technology — 0.79%
First Data Corp.
7.38%	06/15/19	[7]	655,000	668,100
8.25%	01/15/21	[7]	2,625,000	2,638,125
8.88%	08/15/20	[7]	3,500,000	3,806,250
First Data Corp. (WI)
12.62%	01/15/21		10,480,000	10,532,400

				17,644,875

Insurance — 0.53%
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,7]	12,850,000	11,692,999

Materials — 1.60%
ArcelorMittal (Luxembourg)
6.25%	02/25/22	[8]	5,770,000	5,635,318
FMG Resources August 2006 Pty Ltd. (Australia)
7.00%	11/01/15	[7,8]	9,525,000	9,739,313
Hexion US Finance Corp. (WI)
6.62%	04/15/20		5,570,000	5,695,325
NewPage Corp.
6.50%	05/01/13	4,5,6,†	3,000,000	165,000
10.00%	05/01/13	4,5,6,†	20,533,000	1,231,980
Sappi Papier Holding GmbH (Austria)
6.62%	04/15/21	[7,8]	13,810,000	13,119,500

				35,586,436

Real Estate Investment Trust (REIT) — 0.44%
Realogy Corp.
7.62%	01/15/20	[7]	9,510,000	9,866,625

Retail — 0.50%
Sears Holdings Corp.
6.62%	10/15/18		12,453,000	11,238,833

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services — 1.53%
Ceridian Corp.
11.25%	11/15/15		$1,615,000	$1,558,475
Mobile Mini, Inc.
6.88%	05/01/15		7,900,000	8,008,625
Mobile Mini, Inc. (WI)
7.88%	12/01/20		1,250,000	1,331,250
Neff Rental LLC/Neff Finance Corp.
9.62%	05/15/16	[7]	11,500,000	11,557,500
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding
10.25%	12/01/17		11,925,000	11,656,687

				34,112,537

Transportation — 3.03%
ACL I Corp. (PIK)
10.62%	02/15/16		6,634,911	6,634,911
Air Canada (Canada)
9.25%	08/01/15	[7,8]	16,435,000	16,147,387
American Airlines, Inc.
7.50%	03/15/16	[5,6,7]	11,055,000	10,502,250
Commercial Barge Line Co. (WI)
12.50%	07/15/17		2,975,000	3,376,625
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		4,751,440	4,882,105
Continental Airlines Pass-Through Trust, Series 2009, Class 1
9.00%	07/08/16		1,504,076	1,733,447
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		14,313,216	15,529,840
Delta Air Lines Pass-Through Trust, Series 2009, Class B1
9.75%	12/17/16		1,333,562	1,420,244
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.84%	08/15/16	[2]	1,729,714	1,604,309
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		2,338,607	2,467,231
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		3,200,000	3,318,000

				67,616,349

Total Corporates
(Cost $1,746,701,059)				1,730,760,721

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 71

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 1.51%**
Non-Agency Mortgage-Backed — 1.51%
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	4,7,8,†	$2,890	$29
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
1.14%	10/25/47	[2]	533,526	371,497
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.40%	07/25/36	[2]	3,644,101	1,959,593
Home Equity Asset Trust, Series 2007-1, Class 2A1
0.30%	05/25/37	[2]	48,401	47,669
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A2
0.40%	05/25/37	[2]	18,325,000	8,249,549
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 2A2
1.24%	10/25/37	[2]	20,222,000	11,404,160
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.48%	02/25/37	[2]	31,270,958	11,709,054

				33,741,551

U.S. Agency Mortgage-Backed — 0.00%
Fannie Mae, Series 1993-225, Class SG
26.46%	12/25/13	[2]	14,112	16,023
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		7,466	120

				16,143

Total Mortgage-Backed
(Cost $32,641,761)				33,757,694

MUNICIPAL BONDS — 0.07%*
New York — 0.07%
New York City Industrial Development Agency
11.00%	03/01/29	[7]	1,067,000	1,527,699

Total Municipal Bonds
(Cost $1,307,968)
U.S. AGENCY SECURITIES — 1.85%
U.S. Agency Securities — 1.85%
Fannie Mae
0.36%	06/23/14	[2]	20,660,000	20,689,401

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
Freddie Mac
0.45%	11/18/13	[2]	$20,420,000	$20,492,675

Total U.S. Agency Securities
(Cost $41,060,668)				41,182,076

Total Bonds – 91.86%
(Cost $2,082,294,566)				2,047,188,324

Issues		Shares	Value
PREFERRED STOCK — 1.27%
Electric — 0.40%
PPL Corp.
0.12%		168,000	8,887,200

Finance — 0.87%
Citigroup Capital XIII
0.05%		712,702	19,449,638

Total Preferred Stock
(Cost $28,535,152)			28,336,838

SHORT-TERM INVESTMENTS — 6.42%
Money Market Fund — 2.27%
BlackRock Liquidity Funds TempFund Portfolio
0.15%[9]		19,318,000	19,318,000
Dreyfus Cash Advantage Fund
0.15%[9,10]		13,651,000	13,651,000
DWS Money Market Series Institutional Funds
0.15%[9]		15,843,000	15,843,000
JPMorgan Prime Money Market Fund
0.14%[9]		1,640,000	1,640,000

			50,452,000

Repurchase Agreements — 2.11%
Deutsche Bank (Dated 06/29/12, total to be received $15,000,175, (collateralized by U.S. treasury note, 2.00%, due 02/15/22, par and fair value of $14,591,100 and $15,300,047 respectively))
0.14%	07/02/12	15,000,000	15,000,000

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report June 2012

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
SHORT-TERM INVESTMENTS — (continued)
Repurchase Agreements — (continued)
Deutsche Bank (Dated 06/29/12, total to be received $32,000,400, (collateralized by U.S. government sponsored agency obligations, 0.50% to 4.00%, due from 10/30/12 to 10/24/31, par and fair value of $32,097,000 and $32,640,788, respectively))
0.15%	07/02/12		$32,000,000	$32,000,000

				47,000,000

U.S. Agency Discount Notes — 1.94%
Fannie Mae
0.13%[11]	08/22/12		12,400,000	12,399,117
Federal Home Loan Bank
0.15%[11]	09/05/12		30,925,000	30,921,103

				43,320,220

U.S. Treasury Bills — 0.10%
U.S. Treasury Bills
0.10%[11]	09/13/12	[12]	2,275,000	2,274,654

Total Short-Term Investments
(Cost $143,040,991)				143,046,874

Total Investments – 99.55%

(Cost $2,253,870,709)[1]				2,218,572,036

Cash and Other Assets, Less
Liabilities – 0.45%				9,970,805

Net Assets – 100.00%				$2,228,542,841

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
708	U.S. Treasury Thirty Year Long Bond, Expiration September 2012	$(265,095)

	Net unrealized depreciation	$(265,095)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [a]	Appreciation	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 12/20/16. Counterparty: Barclays, Inc.
06/20/17	$(2,807,544)	$39,600	$1,479,760	$(1,327,784)
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 12/20/16. Counterparty: Barclays, Inc.
06/20/17	(1,080,057)	14,850	582,137	(497,920)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [a]	Appreciation	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 12/20/16. Counterparty: Morgan Stanley
06/20/17	$(5,400,287)	$ 74,250	$2,910,689	$(2,489,598)

	$(9,287,888)	$128,700	$4,972,586	$(4,315,302)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $2,253,979,854 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$ 63,725,405
Gross unrealized depreciation	(99,133,223)

Net unrealized depreciation	$(35,407,818)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2012.

[3]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
03/14/12	Asurion LLC, Term Loan B, 1st Lien, 5.50%, 05/24/18	$7,425,811	$7,518,336	0.34%
12/08/09	Boston Generating LLC, Term Loan, 1st Lien, 0.01%, 12/20/13	214,955	–	0.00%
10/05/10	Caesars Entertainment Operating Co., Inc., Term Loan B6, 5.50%, 01/28/18	47,790,951	45,852,627	2.06%
07/29/11	Cengage Learning Acquisitions, Inc., Term Loan B, 2.50%, 07/03/14	6,963,601	7,143,826	0.32%
05/19/11	Chrysler Group LLC, Term Loan, 1st Lien, 6.00%, 05/24/17	20,656,493	21,452,253	0.96%
04/15/11	Delta Air Lines, Inc., Term Loan B, 1st Lien, 5.50%, 04/20/17	5,379,413	5,436,495	0.24%
04/13/12	El Dorado, Secured Term Loan, 1st Lien, 0.00%, 04/03/17	3,960,000	3,960,000	0.18%
01/28/09	First Data Corp., Term Loan B1, 3.00%, 09/24/14	431,776	453,136	0.02%
05/21/10	First Data Corp., Term Loan EXT, 1st Lien, 4.25%, 03/24/18	16,532,219	16,975,535	0.76%

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 73

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
08/05/10	MACH Gen LLC, Term Loan 2nd Lien (PIK), 7.97%, 02/15/15	$41,852,882	$34,569,390	1.55%
03/16/12	Protection One, Term Loan, 1st Lien, 5.75%, 03/20/19	6,895,835	6,973,688	0.31%
06/11/09	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.74%, 10/10/17	52,837,475	44,406,435	1.99%
09/27/10	Univision Communications, Inc., 1st Lien Strip, 4.50%, 03/31/17	13,462,471	13,624,757	0.61%
		$224,403,882	$208,366,478	9.34%

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $5,357,009, which is 0.24% of total net assets.

[5]	Security is currently in default with regard to scheduled interest or principal payments.

[6]	Non-income producing security.

[7]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2012, was $558,496,661, representing 25.06% of total net assets.

[8]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[9]	Represents the current yield as of June 30, 2012.

[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $2,710,000.

[11]	Represents annualized yield at date of purchase.

[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,274,636.

†

Fair valued security. The aggregate value of fair valued securities is $1,397,009, which is 0.06% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report June 2012

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 86.15%
ASSET-BACKED SECURITIES — 6.19%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.50%	06/14/37	[2,3]	$72,695	$63,972
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
4.39%	04/17/23	[2,3,4]	15,000	14,153
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	10,000	8,557
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	10,000	8,228
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	15,000	11,321
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.67%	06/25/26	[2]	150,000	142,009
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
0.48%	12/26/24	[2]	88,678	80,902
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	49,583	49,589
GE Business Loan Trust, Series 2004-1, Class B
0.94%	05/15/32	[2,3]	80,709	63,881
GE Business Loan Trust, Series 2004-2A, Class A
0.46%	12/15/32	[2,3]	65,330	58,595
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.49%	11/17/20	[2,3,4]	68,333	66,122
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.48%	12/19/32	[2,3,4]	88,090	77,121
Lease Investment Flight Trust, Series 1, Class A1
0.63%	07/15/31	[2]	90,185	58,395
Lease Investment Flight Trust, Series 1, Class A2
0.67%	07/15/31	[2]	90,185	58,395
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
0.99%	02/25/36	[2,3]	150,000	103,500
Northstar Education Finance, Inc.
0.61%	01/29/46	[2]	135,000	118,940
1.22%	01/29/46	[2]	135,000	122,544
PMC Aviation LLC, Series 2012-1I, Class A
18.00%	04/15/15	†	30,000	30,000
SLM Student Loan Trust, Series 2003-11, Class A6
0.76%	12/15/25	[2,3]	250,000	239,703

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-7, Class A5
0.56%	01/25/40	[2]	$100,000	$88,092
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
0.03%	07/01/42	[2,3]	100,000	75,500
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.62%	04/16/22	[2,3,4]	20,000	19,063
TAL Advantage LLC, Series 2006-1, Class NOTE
0.43%	04/20/21	[2,3]	53,667	51,486
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[3]	50,000	50,512
TAL Advantage LLC, Series 2011-2A, Class A
4.31%	05/20/26	[3]	53,500	53,970
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.49%	05/15/20	[2,3,4]	123,958	120,512
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	45,000	46,226
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.42%	11/26/21	[2,3]	22,083	20,999
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.39%	02/26/19	[2,3]	114,000	110,569
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20	[3]	65,720	67,423

Total Asset-Backed Securities
(Cost $2,032,618)				2,080,279

CORPORATES — 29.96%*
Banking — 2.91%
Abbey National Treasury Services Plc/London (United Kingdom)
3.88%	11/10/14	[3,4]	125,000	123,215
Bank of America Corp.
5.70%	01/24/22		75,000	82,948
Bank of America N.A. (BKNT)
0.75%	06/15/16	[2]	100,000	88,375
5.30%	03/15/17		100,000	104,221
6.10%	06/15/17		100,000	107,037
Chase Capital VI
1.09%	08/01/28	[2]	50,000	37,000
HBOS Plc, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	100,000	93,294
Royal Bank of Scotland Plc (United Kingdom)
3.95%	09/21/15	[4]	135,000	137,615

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 75

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Sberbank of Russia Via SB Capital SA (Luxembourg)
5.72%	06/16/21	[4]	$200,000	$204,361

				978,066

Communications — 2.32%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%	10/30/17		40,000	43,900
CenturyLink, Inc.
5.80%	03/15/22		70,000	70,468
CSC Holdings LLC
8.50%	04/15/14		100,000	110,250
Frontier Communications Corp.
6.62%	03/15/15		90,000	95,850
Intelsat Jackson Holdings SA (WI) (Luxembourg)
7.25%	04/01/19	[4]	80,000	84,200
Nextel Communications, Inc., Series E
6.88%	10/31/13		27,000	27,237
Sprint Nextel Corp.
9.00%	11/15/18	[3]	130,000	146,575
9.25%	04/15/22		160,000	165,200
Windstream Corp. (WI)
8.12%	09/01/18		35,000	37,100

				780,780

Consumer Discretionary — 1.13%
American Airlines, Series 2011-1, Class A Pass-Through Trust
5.25%	01/31/21		72,811	75,454
JetBlue Airways, Series 2004-1, Class G-2 Pass-Through Trust
0.89%	03/15/14	[2]	130,000	124,834
Virgolino de Oliveira Finance Ltd. (Luxembourg)
10.50%	01/28/18	[3,4]	200,000	179,800

				380,088

Electric — 1.88%
Calpine Construction Finance Co. LP and CCFC Finance Corp.
8.00%	06/01/16	[3]	75,000	81,375
Cia. Energetica de Sao Paulo, Series REGS (Brazil)
9.75%	01/15/15	[4]	250,000	188,875
Instituto Costarricense de Electricidad (Costa Rica)
6.95%	11/10/21	[3,4]	200,000	208,000
NRG Energy, Inc.
7.62%	01/15/18		95,000	98,800

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Public Service Co. of New Mexico
5.35%	10/01/21		$50,000	$53,171

				630,221

Energy — 4.59%
Abu Dhabi National Energy Co. (United Arab Emirates)
5.88%	12/13/21	[3,4]	200,000	223,880
Arch Coal, Inc.
7.00%	06/15/19		25,000	21,063
Bumi Investment Pte Ltd. (United Kingdom)
10.75%	10/06/17	[4]	200,000	199,500
Chaparral Energy, Inc.
7.62%	11/15/22	[3]	65,000	66,137
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	160,000	160,150
Newfield Exploration Co.
5.62%	07/01/24		165,000	169,022
Pertamina Persero PT (Indonesia)
6.00%	05/03/42	[3,4]	200,000	198,500
Sabine Pass LNG LP
7.25%	11/30/13		115,000	119,600
SM Energy Co.
6.50%	01/01/23	[3]	165,000	166,444
Southern Natural Gas Co. LLC
8.00%	03/01/32		100,000	130,196
Tennessee Gas Pipeline Co.
8.00%	02/01/16		75,000	88,601

				1,543,093

Finance — 7.59%
Ajecorp BV (Netherlands)
6.50%	05/14/22	[3,4]	200,000	206,500
Astoria Depositor Corp.
8.14%	05/01/21	[3]	120,000	105,600
Banco do Brasil SA (Brazil)
5.88%	01/26/22	[3,4]	200,000	206,800
BanColombia SA (Colombia)
5.95%	06/03/21	[4]	100,000	107,625
Chase Capital II, Series B
0.97%	02/01/27	[2]	110,000	79,181
Citigroup, Inc.
2.17%	05/15/18	[2]	125,000	117,107
4.59%	12/15/15		125,000	130,864
6.12%	05/15/18		100,000	111,796
General Electric Capital Corp. (MTN)
0.85%	05/05/26	[2]	135,000	110,767
4.65%	10/17/21		70,000	77,889

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report June 2012

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc.
5.75%	01/24/22		$75,000	$78,995
International Lease Finance Corp.
6.50%	09/01/14	[3]	175,000	184,625
JPMorgan Chase Capital XIII, Series M
1.41%	09/30/34	[2]	225,000	170,665
JPMorgan Chase Capital XXI, Series U
1.42%	02/02/37	[2]	150,000	100,937
Metalloinvest Finance Ltd. (Ireland)
6.50%	07/21/16	[3,4]	200,000	199,500
Morgan Stanley (MTN)
0.92%	10/18/16	[2]	175,000	151,856
Reckson Operating Partnership LP
5.00%	08/15/18		145,000	147,349
WEA Finance, LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[3]	150,000	163,238
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	100,000	100,500

				2,551,794

Health Care — 0.50%
HCA, Inc.
7.25%	09/15/20		100,000	110,500
Tenet Healthcare Corp.
8.88%	07/01/19		50,000	55,875

				166,375

Industrials — 0.60%
BAA Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	200,000	199,845

Insurance — 0.52%
Metropolitan Life Global Funding I
1.70%	06/29/15	[3]	175,000	175,259

Materials — 3.28%
ALROSA Finance SA, Series REGS (Luxembourg)
7.75%	11/03/20	[4]	200,000	211,250
ArcelorMittal (Luxembourg)
6.25%	02/25/22	[4]	150,000	146,499
Inversiones CMPC SA (Chile)
4.50%	04/25/22	[3,4]	200,000	201,500
Vale Overseas Ltd. (Cayman Islands)
6.88%	11/21/36	[4]	125,000	145,619
Vedanta Resources PLC (United Kingdom)
8.25%	06/07/21	[3,4]	200,000	188,500
Volcan Cia. Minera SAA (Peru)
5.38%	02/02/22	[3,4]	200,000	208,500

				1,101,868

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 2.89%
Country Garden Holdings Co. Ltd. (Cayman Islands)
11.12%	02/23/18	[3,4]	$200,000	$204,500
Duke Realty LP
5.40%	08/15/14		160,000	168,490
HCP, Inc.
3.75%	02/01/19		60,000	60,100
5.62%	05/01/17		100,000	110,790
Health Care REIT, Inc.
4.12%	04/01/19		150,000	153,029
Healthcare Realty Trust, Inc.
6.50%	01/17/17		125,000	136,925
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14	[3]	125,000	136,669

				970,503

Transportation — 1.75%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		128,762	137,131
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		107,070	116,506
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		75,000	76,219
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		75,812	82,255
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.92%	11/15/16	[2]	50,000	46,000
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		125,000	129,609

				587,720

Total Corporates
(Cost $9,714,685)				10,065,612

MORTGAGE-BACKED — 38.29%**
Commercial Mortgage-Backed — 15.17%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4
5.12%	10/10/45	[2]	50,000	55,594
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A2
5.80%	06/10/49	[2]	163,485	164,370
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.37%	09/10/47	[2]	105,000	117,370

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 77

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities, Series 2004-PWRC, Class A4
4.72%	02/11/41		$110,000	$114,564
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
5.20%	12/11/38		50,000	56,812
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A4
5.71%	04/12/38	[2]	120,000	136,392
Citigroup Commercial Mortgage Trust 2006-C4 A3
5.92%	03/15/49	[2]	45,000	51,504
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.32%	12/11/49		70,000	78,076
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4
5.89%	11/15/44	[2]	65,000	75,823
Commercial Mortgage Pass-Through Certificates, Series 2003-LB1A, Class A2
4.08%	06/10/38		138,192	140,263
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44	[2]	155,000	171,275
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4
5.10%	08/15/38	[2]	65,000	71,839
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40	[2]	90,000	99,697
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		120,000	129,792
GE Business Loan Trust, Series 2003-1, Class B
1.54%	04/15/31	[2,3]	91,626	79,184
GE Business Loan Trust, Series 2004-2A, Class C
1.09%	12/15/32	[2,3]	96,689	48,344
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A3
4.86%	07/10/39	[2]	116,796	117,061
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4
4.11%	07/05/35		45,911	46,688
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44		68,000	71,768
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A4
5.33%	08/12/40	[2]	160,000	165,084

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5
4.88%	01/15/42		$130,000	$139,772
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4
5.34%	08/12/37	[2]	125,000	137,545
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37		90,000	98,958
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.36%	12/15/44	[2]	113,000	126,270
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A4
5.55%	05/12/45		80,000	89,740
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class ASB
5.42%	12/12/43		181,966	194,076
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4
5.44%	06/12/47		50,000	56,721
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4
5.05%	07/12/38	[2]	120,000	133,167
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	55,000	61,296
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2
4.56%	06/12/43		107,414	107,664
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.17%	12/12/49	[2]	115,000	127,980
Morgan Stanley Capital I, Inc., Series 2003-IQ4, Class A2
4.07%	05/15/40		156,396	159,046
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		145,000	155,026
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A
5.23%	09/15/42	[2]	150,000	165,074
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		125,000	137,339
Morgan Stanley Capital I, Series 2006-IQ11, Class A4
5.89%	10/15/42	[2]	60,000	67,450
Morgan Stanley Capital I, Series 2006-IQ12, Class A4
5.33%	12/15/43		100,000	114,018

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report June 2012

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.99%	08/12/41	[2]	$120,000	$139,789
Morgan Stanley Capital I, Series 2011-C3, Class A4
4.12%	08/15/49		90,000	97,489
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4
5.08%	09/15/37		142,799	143,875
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	147,909	138,398
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.99%	06/15/35		155,548	158,130
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	65,000	71,854
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.38%	10/15/44	[2]	40,000	43,952
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2
2.68%	11/15/44		110,000	114,193
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		120,000	127,462

				5,097,784

Non-Agency Mortgage-Backed — 14.90%
ACE Securities Corp., Series 2003-MH1, Class B1
6.50%	08/15/30	[2,3]	67,586	68,148
Banc of America Funding Corp., Series 2006-G, Class 2A1
0.46%	07/20/36	[2]	106,585	79,076
Banc of America Funding Corp., Series 2007-8, Class 2A1
7.00%	10/25/37		606,192	354,384
Bear Stearns Alt-A Trust, Series 2005-7, Class 25A1
4.94%	09/25/35	[2]	171,489	113,753
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.50%	11/25/35	[2]	184,331	102,231
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		62,059	67,183
Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A3
0.50%	11/25/36	[2]	982,361	163,540

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.54%	02/25/35	[2]	$121,294	$75,632
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 8A9
5.25%	12/25/35		275,677	278,469
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
5.27%	01/25/37		346,250	130,788
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
5.62%	02/25/37		170,000	94,065
Equifirst Loan Securitization Trust, Series 2007-1, Class A2B
0.44%	04/25/37	[2]	330,000	127,289
Fremont Home Loan Trust, Series 2006-2, Class 2A3
0.42%	02/25/36	[2]	300,000	150,723
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	64,778	71,765
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
5.26%	09/25/35	[2,5]	267,247	34,669
Home Equity Asset Trust, Series 2007-AR1, Class 2A1
2.79%	01/25/37	[2]	320,891	186,226
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
2.92%	05/25/36	[2]	358,879	216,502
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		141,058	137,152
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
2.72%	08/25/35	[2]	238,163	183,206
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.01%	05/25/36	[2]	177,296	121,259
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		53,793	54,061
Lehman XS Trust, Series 2007-12N, Class 1A3A
0.45%	07/25/47	[2]	873,600	296,588
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.58%	04/25/37	[2]	883,581	77,628
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.42%	05/25/37	[2]	580,594	298,166

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 79

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		$130,860	$133,950
Origen Manufactured Housing, Series 2006-A, Class A1
0.39%	11/15/18	[2]	32,154	31,702
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37	[2,5]	9,231,261	55,452
Residential Asset Securities Corp., Series 2004-KS9, Class AII4
0.84%	10/25/34	[2]	40,201	18,645
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
2.26%	05/25/36	[2]	677,230	259,997
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A1
0.46%	05/25/46	[2]	187,713	87,120
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
3.18%	06/25/32	[2]	275,961	212,214
Vanderbilt Mortgage Finance, Series 2001-C, Class M1
6.76%	01/07/32		55,300	56,296
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.45%	10/25/35	[2]	260,000	214,201
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.54%	10/25/45	[2]	190,107	153,207
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
0.56%	07/25/45	[2]	190,240	158,826
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		170,092	143,361

				5,007,474

U.S. Agency Mortgage-Backed — 8.22%
Fannie Mae Pool AD0825
4.59%	02/01/20		150,799	174,823
Fannie Mae Pool AE0600
3.97%	11/01/20		146,673	163,514
Fannie Mae Pool AL0600
4.30%	07/01/21		148,405	169,042
Fannie Mae REMICS, Series 2003-64, Class KS
9.34%	07/25/18	[2]	49,857	55,802
Fannie Mae REMICS, Series 2006-104, Class GL
16.09%	11/25/36	[2]	57,691	76,337

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
5.80%	06/25/37	[2]	$405,158	$56,756
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.36%	10/25/40	[2]	502,720	65,571
Fannie Mae, Series 2006-11, Class PS
23.67%	03/25/36	[2]	131,448	187,888
Fannie Mae, Series 2007-77, Class SK (IO)
5.62%	08/25/37	[2]	721,961	102,368
Fannie Mae, Series 2008-18, Class SM (IO)
6.76%	03/25/38	[2]	442,080	71,413
Fannie Mae, Series 2010-35, Class IA (IO)
5.00%	07/25/38		364,315	24,028
Freddie Mac REMICS, Series 3001, Class HS
16.15%	02/15/35	[2]	98,487	117,811
Freddie Mac REMICS, Series 3404, Class AS (IO)
5.65%	01/15/38	[2]	406,005	55,514
Freddie Mac REMICS, Series 3417, Class FA
0.74%	11/15/37	[2]	106,636	107,193
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.37%	04/15/42	[2]	1,000,917	160,693
Freddie Mac, Series 3262, Class KS (IO)
6.17%	01/15/37	[2]	402,733	62,673
Freddie Mac, Series 3339, Class JS
41.26%	07/15/37	[2]	89,236	163,665
Freddie Mac, Series 3439, Class SC (IO)
5.66%	04/15/38	[2]	336,058	50,212
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[6]	128,459	120,224
Ginnie Mae, Series 2006-65, Class SB (IO)
7.10%	11/20/36	[2]	534,109	88,993
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		388,804	91,910
Ginnie Mae, Series 2011-50, Class PS (IO)
5.86%	02/20/41	[2]	556,514	98,403
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		1,051,521	178,334
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	5,281,751	77,183
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[2]	11,493,531	183,978

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report June 2012

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		$421,109	$56,403

				2,760,731

Total Mortgage-Backed
(Cost $12,005,150)				12,865,989

MUNICIPAL BONDS — 0.82%*
California — 0.29%
State of California, Build America Bonds, Various Purpose
7.55%	04/01/39		75,000	96,519

Illinois — 0.53%
State of Illinois, Taxable Bonds
5.88%	03/01/19		100,000	110,990
State of Illinois, Taxable-Pension
4.35%	06/01/18		65,000	66,984

				177,974

Total Municipal Bonds
(Cost $266,015)				274,493

FOREIGN GOVERNMENT OBLIGATIONS — 3.48%
Foreign Sovereign — 3.48%
Croatia Government International Bond (Croatia)
6.38%	03/24/21	[3,4]	200,000	196,065
Indonesia Government International Bond (Indonesia)
3.75%	04/25/22	[3,4]	250,000	250,625
Mexican Udibonos (Mexico)
3.50%	12/14/17	[4]	260,000	104,849
Russian Foreign Bond - Eurobond (Russia)
4.50%	04/04/22	[3,4]	200,000	210,022
Slovakia Government International Bond (Slovakia)
4.38%	05/21/22	[3,4]	200,000	197,500
Turkey Government International Bond (Turkey)
5.12%	03/25/22	[4]	200,000	209,500

Total Foreign Government Obligations
(Cost $1,128,169)				1,168,561

U.S. AGENCY SECURITIES — 0.98%
U.S. Agency Securities — 0.98%
Fannie Mae
1.00%	11/07/14		135,000	135,372

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
Federal Home Loan Bank
0.50%	05/15/14		$195,000	$194,997

Total U.S. Agency Securities
(Cost $329,973)				330,369

U.S. TREASURY SECURITIES — 6.43%
U.S. Treasury Notes — 6.43%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.63%	04/15/13	[7]	1,640,000	1,789,284
1.88%	07/15/13	[7]	290,000	372,266

Total U.S. Treasury Securities
(Cost $2,172,349)				2,161,550

Total Bonds – 86.15%
(Cost $27,648,959)				28,946,853

SHORT-TERM INVESTMENTS — 15.60%
Money Market Fund — 1.97%
BlackRock Liquidity Funds TempFund
Portfolio
0.15%[8]			295,000	295,000
Dreyfus Cash Advantage Fund
0.15%[8]			51,000	51,000
DWS Money Market Series Institutional
Funds
0.15%[8]			306,000	306,000
JPMorgan Prime Money Market Fund
0.14%[8]			12,000	12,000

				664,000

U.S. Agency Discount Notes — 10.88%
Fannie Mae
0.13%[9]	08/22/12		600,000	599,957
Federal Home Loan Bank
0.08%[9]	07/11/12		1,480,000	1,479,970
0.11%[9]	08/22/12		570,000	569,959
0.15%[9]	09/05/12		755,000	754,905
Freddie Mac
0.12%[9]	08/13/12		250,000	249,980

				3,654,771

U.S. Treasury Bills — 2.75%
U.S. Treasury Bills
0.08%[9]	09/13/12	[10]	10,000	9,998
0.08%[9]	07/12/12		860,000	859,980
0.10%[9]	09/13/12	[10]	55,000	54,992

				924,970

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 81

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Value
SHORT-TERM INVESTMENTS (continued)
Total Short-Term Investments
(Cost $5,243,504)	$5,243,741

Total Investments – 101.75%
(Cost $32,892,463)[1]	34,190,594

Liabilities in Excess of Other
Assets – (1.75)%	(589,582)

NET ASSETS – 100.00%	$33,601,012

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
19	U.S. Treasury Five Year Note Expiration September 2012	$(2,750)
32	U.S. Treasury Ten Year Note Expiration September 2012	2,760
5	U.S. Treasury Thirty Year Long Bond, Expiration September 2012	(81)
	Net unrealized depreciation	$ (71)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	(Depreciation)	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 12/20/16. Counterparty: JPMorgan Chase & Co.

06/20/17	$(46,833)	$594	$26,916	$(19,917)

	$(46,833)	$594	$26,916	$(19,917)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $32,892,463 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$1,354,758
Gross unrealized depreciation	(56,627)

Net unrealized appreciation	$1,298,131

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2012.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2012, was $6,741,853, representing 20.06% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $90,121, which is 0.27% of total net assets.

[6]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2012.

[7]	Inflation protected security. Principal amount reflects original security face amount.

[8]	Represents the current yield as of June 30, 2012.

[9]	Represents annualized yield at date of purchase.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $64,990.

†

Fair valued security. The aggregate value of fair valued securities is $58,106, which is 0.17% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report June 2012

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 97.43%
ASSET-BACKED SECURITIES — 14.53%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.50%	06/14/37	[2,3]	$966,844	$850,823
Avalon IV Capital Ltd., Series 1A, Class SUB (Cayman Islands)
0.00%	04/17/23	[3,4]	175,000	159,250
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
4.39%	04/17/23	[2,3,4]	575,000	542,533
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	225,000	192,547
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	225,000	185,122
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	250,000	188,691
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.54%	11/14/33	[2,3,4]	892,843	732,131
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.62%	01/25/35	[2,3]	582,298	485,974
CIT Education Loan Trust, Series 2007-1, Class A
0.56%	03/25/42	[2,3]	2,017,932	1,839,345
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	272,708	272,738
Crystal River, Series 2005-1A, Class A (Cayman Islands)
0.83%	03/02/46	[2,3,4]	470,845	56,772
EFS Volunteer LLC, Series 2010-1, Class A2
1.32%	10/25/35	[2,3]	800,000	746,517
GE Business Loan Trust, Series 2004-1, Class A
0.53%	05/15/32	[2,3]	920,086	851,987
GE Business Loan Trust, Series 2004-2A, Class A
0.46%	12/15/32	[2,3]	620,639	556,656
GE Business Loan Trust, Series 2005-1A, Class A3
0.49%	06/15/33	[2,3]	1,322,915	1,135,433
GE Business Loan Trust, Series 2005-2A, Class A
0.48%	11/15/33	[2,3]	1,216,657	1,065,223
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.54%	04/17/19	[2,3,4]	220,000	215,814
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.49%	11/17/20	[2,3,4]	435,625	421,525

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.48%	12/19/32	[2,3,4]	$946,966	$829,050
Highland Loan Funding Ltd., Series 1A, Class A2A (Cayman Islands)
1.15%	08/01/14	[2,3,4]	1,050,000	966,543
Lease Investment Flight Trust, Series 1, Class A1
0.63%	07/15/31	[2]	360,741	233,580
Lease Investment Flight Trust, Series 1, Class A2
0.67%	07/15/31	[2]	2,074,262	1,343,084
North Carolina State Education Authority, Series 2011-1, Class A3
1.37%	10/25/41	[2]	2,000,000	1,942,740
Northstar Education Finance, Inc.
0.61%	01/29/46	[2]	2,250,000	1,982,331
PAMCO CLO, Series 1998-1A, Class B2 (Cayman Islands)
1.82%	11/01/12	3,4,5,†	376,368	75,273
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[3]	649,194	675,162
PMC Aviation LLC, Series 2012-1I, Class A
18.00%	04/15/15	†	475,000	474,998
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.62%	04/16/22	[2,3,4]	575,000	548,075
TAL Advantage LLC, Series 2006-1, Class NOTE
0.43%	04/20/21	[2,3]	230,000	220,657
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[3]	429,167	433,563
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	214,583	220,617
TAL Advantage LLC, Series 2011-2A, Class A
4.31%	05/20/26	[3]	445,833	449,752
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.49%	05/15/20	[2,3,4]	328,125	319,003
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	1,125,000	1,155,663
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
8.00%	07/06/14	3,5,†	461,429	461,427
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.42%	11/26/21	[2,3]	563,125	535,467
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.39%	02/26/19	[2,3]	358,333	347,548

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 83

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
US Education Loan Trust IV LLC, Series 2006-1, Class A4
0.31%	03/01/41	3,6,†	$900,000	$737,996
US Education Loan Trust LLC, Series 2006-2A, Class A1
0.65%	03/01/31	[2,3]	1,600,000	1,449,114

Total Asset-Backed Securities
(Cost $26,691,856)				25,900,724

BANK LOANS — 3.18%*
Automotive — 0.56%
Chrysler Group LLC, Term Loan, 1st Lien
6.00%	05/24/17	[2,7]	992,481	1,001,104

Electric — 0.51%
Boston Generating LLC, Term Loan, 1st Lien
0.01%	12/20/13	2,5,6,7,8,†	107,166	–
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.74%	10/10/17	[2,7]	1,500,000	899,856

				899,856

Energy — 0.64%
MACH Gen LLC, Term Loan 2nd Lien (PIK)
7.97%	02/15/15	[2,7]	1,655,928	1,148,800

Gaming — 1.47%
Caesars Entertainment Operating Co., Inc., Term Loan B6
5.50%	01/28/18	[2,7]	2,950,000	2,619,149

Total Bank Loans
(Cost $6,106,446)				5,668,909

CORPORATES — 20.48%*
Banking — 2.50%
Bank of America Corp.
5.62%	10/14/16		195,000	207,653
5.62%	07/01/20		670,000	718,483
Bank of America Corp. (MTN)
5.00%	05/13/21		1,890,000	1,953,406
Chase Capital VI
1.09%	08/01/28	[2]	1,000,000	740,000
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	1,000,000	840,000

				4,459,542

Communications — 0.72%
CCH II LLC/CCH II Capital Corp.
13.50%	11/30/16		525,000	584,220
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19		310,000	337,513

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Windstream Corp. (WI)
8.12%	09/01/18		$345,000	$365,700

				1,287,433

Electric — 2.39%
Calpine Construction Finance Co. LP and CCFC Finance Corp.
8.00%	06/01/16	[3]	720,000	781,200
Dynegy Roseton/Danskammer Pass-Through Trust, Series B
7.67%	11/08/16	[6,8]	1,175,000	775,500
GenOn REMA LLC, Series B
9.24%	07/02/17		75,273	75,650
GenOn REMA LLC, Series C
9.68%	07/02/26		275,000	263,313
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		1,402,984	1,431,044
NRG Energy, Inc. (WI)
7.88%	05/15/21		915,000	928,725

				4,255,432

Energy — 3.79%
Arch Coal, Inc.
7.00%	06/15/19		1,030,000	867,775
Sabine Pass LNG LP
7.25%	11/30/13		3,930,000	4,087,200
Southern Union Co.
3.48%	11/01/66	[2]	2,200,000	1,801,250

				6,756,225

Finance — 6.42%
Astoria Depositor Corp.
8.14%	05/01/21	[3]	1,200,000	1,056,000
Chase Capital II, Series B
0.97%	02/01/27	[2]	3,144,000	2,263,131
CIT Group, Inc.
6.62%	04/01/18	[3]	1,195,000	1,293,587
Citigroup, Inc.
1.02%	08/25/36	[2]	3,350,000	2,285,341
General Electric Capital Corp. (MTN)
0.85%	05/05/26	[2]	2,319,000	1,902,739
0.95%	08/15/36	[2]	1,000,000	738,661
JPMorgan Chase Capital XIII, Series M
1.41%	09/30/34	[2]	700,000	530,958
JPMorgan Chase Capital XXIII
1.47%	05/15/47	[2]	200,000	132,000

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report June 2012

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Prudential Holdings LLC
8.70%	12/18/23	[3]	$1,000,000	$1,243,634

				11,446,051

Health Care — 1.09%
CHS/Community Health Systems, Inc.
8.00%	11/15/19		260,000	276,900
8.88%	07/15/15		239,000	245,573
HCA, Inc. (WI)
7.88%	02/15/20		870,000	970,050
Tenet Healthcare Corp.
10.00%	05/01/18		395,000	454,250

				1,946,773

Insurance — 0.65%
Farmers Exchange Capital
7.05%	07/15/28	[3]	1,000,000	1,156,089

Real Estate Investment Trust (REIT) — 0.32%
HCP, Inc.
7.07%	06/08/15		500,000	557,649

Transportation — 2.60%
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[3,4]	556,400	578,656
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,527,869	2,597,386
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		671,474	728,549
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.84%	08/15/16	[2]	790,726	733,399

				4,637,990

Total Corporates
(Cost $35,299,887)				36,503,184

MORTGAGE-BACKED — 59.24%**
Commercial Mortgage-Backed — 2.49%
Bayview Commercial Asset Trust, Series 2005-A4, Class A1
0.54%	01/25/36	[2,3]	1,907,794	1,335,142
Bayview Commercial Asset Trust, Series 2006-SP1, Class M1
0.70%	04/25/36	[2,3]	1,275,000	887,737
GE Business Loan Trust, Series 2003-1, Class B
1.54%	04/15/31	[2,3]	539,576	466,305
GE Business Loan Trust, Series 2003-2A, Class A
0.61%	11/15/31	[2,3]	973,041	912,390

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2005-1A, Class C
0.94%	06/15/33	[2,3]	$538,901	$395,266
GE Business Loan Trust, Series 2005-2A, Class B
0.74%	11/15/33	[2,3]	553,026	442,076

				4,438,916

Non-Agency Mortgage-Backed — 44.13%
ACE Securities Corp., Series 2003-MH1, Class B1
6.50%	08/15/30	[2,3]	271,573	273,831
ACE Securities Corp., Series 2006-HE3, Class A2C
0.40%	06/25/36	[2]	2,500,000	934,585
Asset Backed Securities Corp. Home Equity, Series 2007-HE1, Class A4
0.38%	12/25/36	[2]	3,000,000	1,391,954
Banc of America Funding Corp., Series 2006-D, Class 1A2
0.52%	05/20/36	2,†	5,900,000	1,032,477
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,5]	5,000	375
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.10%	05/27/37	[2,3]	1,996,614	1,930,876
BCAP LLC Trust, Series 2010-RR11, Class 3A2
3.00%	06/27/36	[2,3]	2,038,922	1,905,973
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.87%	11/27/37	[2,3]	2,528,868	2,222,435
BCAP LLC Trust, Series 2011-RR4, Class 1A3
3.12%	03/26/36	[2,3]	1,253,863	1,170,838
Bear Stearns Alt-A Trust, Series 2005-1, Class A1
0.80%	01/25/35	[2]	1,187,737	940,109
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,5,†	110	1
Centex Home Equity, Series 2006-A, Class AV4
0.50%	06/25/36	[2]	4,300,000	2,469,346
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		1,750,000	1,290,541
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.42%	03/25/37	[2]	2,500,000	1,869,056

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 85

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class M1
0.64%	03/25/37	[2]	$6,500,000	$1,153,367
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		929,285	984,524
Conseco Finance Securitizations Corp., Series 2002-1, Class A
6.68%	12/01/33	[2]	58,632	61,556
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32	[2]	3,462,725	3,456,945
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	969,173	745,221
Conseco Financial Corp., Series 1996-10, Class M1
7.24%	11/15/28	[2]	2,700,000	2,963,389
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	1,162,000	1,264,577
Conseco Financial Corp., Series 1996-8, Class A6
7.60%	10/15/27	[2]	12,504	12,831
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	507,382	561,469
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30		935,390	1,012,645
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30	[2]	1,107,132	1,159,562
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[2]	548,218	587,619
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[2]	129,093	113,184
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3
0.40%	05/25/36	[2]	6,063,497	2,907,038
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A24
0.50%	07/25/36	[2]	3,000,000	1,144,596
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A1 (STEP)
5.12%	03/25/37		2,400,262	805,246
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR3, Class 2A4
0.60%	06/25/37	[2]	4,612,913	936,254

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche Financial Capital Securitization LLC, Series 1997-I, Class A3
6.75%	09/15/27		$22,629	$22,886
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2D
0.46%	01/25/38	[2]	3,900,000	1,733,158
Green Tree Home Improvement Loan Trust, Series 1995-C, Class B2
7.60%	07/15/20		2,393	2,386
Green Tree Home Improvement Loan Trust, Series 1995-D, Class B2
7.45%	09/15/25		54,206	48,606
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		6,538	6,388
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	1,761,961	1,952,010
GSAMP Trust, Series 2007-FM2, Class A2B
0.34%	01/25/37	[2]	2,600,000	917,198
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.43%	07/21/36	[2]	702,274	426,654
Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
0.44%	04/25/37	[2]	2,641,326	1,038,096
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		659,496	656,999
Indymac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		277,626	276,577
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		219,458	213,382
Indymac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[2]	528,967	564,315
Indymac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29		87,372	87,394
Indymac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	865,019	863,877
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF6 (STEP)
5.12%	03/25/47		1,625,151	972,739
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	1,016,099	1,060,069
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1
0.34%	06/25/37	[2,3]	117,596	48,798

See accompanying notes to Schedule of Portfolio Investments.

86 / N-Q Report June 2012

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-13, Class 1A2
0.42%	09/25/36	[2]	$1,754,916	$1,107,687
Lehman XS Trust, Series 2006-13, Class 1A3
0.54%	09/25/36	[2]	4,856,611	1,059,781
Lehman XS Trust, Series 2006-19, Class A2
0.42%	12/25/36	[2]	1,729,517	1,136,512
Lehman XS Trust, Series 2006-9, Class A1B
0.41%	05/25/46	[2]	1,778,488	1,211,001
Lehman XS Trust, Series 2007-12N, Class 1A3A
0.45%	07/25/47	[2]	5,455,145	1,852,026
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.58%	04/25/37	[2]	1,696,107	149,013
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
0.82%	08/25/35	[2]	709,726	564,356
Mid-State Trust, Series 11, Class B
8.22%	07/15/38		16,422	16,351
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,216,122	1,244,838
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		841,078	843,409
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		321,376	338,396
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		44,236	44,183
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	3,228,193	1,478,945
Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4
0.48%	03/25/37	[2]	5,000,000	2,471,877
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[2]	1,576,783	1,190,061
Oakwood Mortgage Investors, Inc., Series 1998-A, Class A4
6.20%	05/15/28		717	725
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		69,169	70,558
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29		622,191	628,739
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29		135,481	137,263

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		$1,124,039	$1,086,825
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[2]	1,018,431	1,020,041
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	03/15/32	5,†	176,245	2
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2A1B
5.64%	12/25/35	[2]	385,644	375,834
Origen Manufactured Housing, Series 2005-A, Class M1
5.46%	06/15/36	[2]	1,004,730	1,034,959
Origen Manufactured Housing, Series 2006-A, Class A1
0.39%	11/15/18	[2]	614,495	605,868
Park Place Securities, Inc., Series 2005-WCH1, Class M2
0.76%	01/25/36	[2]	950,572	884,153
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
3.28%	03/25/35	[2]	1,613,668	916,672
Securitized Asset Backed Receivables LLC Trust, Series 2006-HE2, Class A2D
0.48%	07/25/36	[2]	2,127,291	763,719
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4, Class A2C
0.54%	05/25/37	[2]	2,532,981	1,019,510
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.48%	12/25/36	[2,3]	2,542,116	1,069,409
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
0.40%	09/25/37	[2]	915,515	425,984
Terwin Mortgage Trust, Series 2004-7HE, Class A1
0.80%	07/25/34	[2,3]	122,539	104,287
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	585	254
UCFC Manufactured Housing Contract, Series 1997-4, Class A4
7.00%	04/15/29	[2]	497,506	508,952
Vanderbilt Mortgage Finance, Series 2000-C, Class ARM
0.59%	10/07/30	[2]	810,024	628,130
Vanderbilt Mortgage Finance, Series 2001-C, Class M1
6.76%	01/07/32		497,701	506,660

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 87

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Vanderbilt Mortgage Finance, Series 2002-C, Class A5
7.60%	12/07/32		$1,100,000	$1,135,038
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
0.54%	12/25/45	[2]	1,184,619	938,960
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.85%	01/25/47	[2]	2,454,403	963,497
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA4, Class A1A
0.91%	04/25/47	[2]	1,864,004	901,174
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS9, Class 1A
7.00%	04/25/33		13,611	14,090

				78,643,691

U.S. Agency Mortgage-Backed — 12.62%
Fannie Mae Pool AB3866
3.50%	11/01/41		537,287	567,320
Fannie Mae REMICS, Series 2003-64, Class KS
9.34%	07/25/18	[2]	681,379	762,633
Fannie Mae REMICS, Series 2006-104, Class GL
16.09%	11/25/36	[2]	803,242	1,062,855
Fannie Mae, Series 1993-80, Class S
10.57%	05/25/23	[2]	10,191	11,695
Fannie Mae, Series 2000-45, Class SA (IO)
7.71%	12/18/30	[2]	1,756,733	308,721
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[2]	1,625	1,787
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[2]	24,838	29,088
Fannie Mae, Series 2003-37, Class IG (IO)
5.50%	05/25/32		189,115	7,176
Fannie Mae, Series 2005-92, Class US (IO)
5.86%	10/25/25	[2]	6,539,368	888,826
Fannie Mae, Series 2006-125, Class SM (IO)
6.96%	01/25/37	[2]	7,383,421	1,398,272
Fannie Mae, Series 2008-50, Class SA (IO)
5.80%	11/25/36	[2]	6,761,462	1,123,146
Fannie Mae, Series 2010-112, Class PI (IO)
6.00%	10/25/40		4,991,952	899,985
Fannie Mae, Series 2010-43, Class KS (IO)
6.18%	05/25/40	[2]	5,445,727	848,928
Freddie Mac Gold Pool (TBA)
2.50%	07/15/27		470,000	483,219

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2990, Class ND
16.28%	12/15/34	[2]	$711,715	$928,549
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	19,702
Freddie Mac, Series 1673, Class SD
15.64%	02/15/24	[2]	511,992	667,237
Freddie Mac, Series 1760, Class ZD
1.24%	02/15/24	[2]	1,100,400	1,117,367
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		51,255	4,518
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		226,735	11,143
Freddie Mac, Series 2764, Class SH
7.50%	03/15/34	[2]	68,150	68,806
Freddie Mac, Series 3242, Class SA (IO)
6.11%	11/15/36	[2]	22,653,538	3,697,055
Freddie Mac, Series 3247, Class SI (IO)
0.15%	08/15/36	[2]	64,756,682	257,052
Freddie Mac, Series 3260, Class AS (IO)
6.14%	01/15/37	[2]	23,953,913	3,468,598
Freddie Mac, Series 3289, Class SD (IO)
5.88%	03/15/37	[2]	6,215,546	780,684
Ginnie Mae II Pool (TBA)
3.50%	07/01/32		1,825,000	1,951,039
Ginnie Mae, Series 2001-31, Class SJ
27.15%	02/20/31	[2]	55,932	97,907
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		20,718	333
Ginnie Mae, Series 2004-8, Class SE
13.82%	11/26/23	[2]	244,976	306,171
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		5,288,342	708,317

				22,478,129

Total Mortgage-Backed
(Cost $111,603,297)				105,560,736

Total Bonds – 97.43%
(Cost $179,701,486)				173,633,553

Issues			Shares	Value
PREFERRED STOCK — 1.28%
Electric — 0.67%
PPL Corp.
0.12%			22,500	1,190,250

See accompanying notes to Schedule of Portfolio Investments.

88 / N-Q Report June 2012

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues		Shares	Value
PREFERRED STOCK (continued)
Finance — 0.61%
Citigroup Capital XIII
0.05%		40,000	$1,091,600
Terwin Mortgage Trust 2005-P1 A
0.00%5,7,†	11/25/35	570	1

			1,091,601

Total Preferred Stock
(Cost $2,166,143)			2,281,851

SHORT-TERM INVESTMENTS — 1.99%
Money Market Fund — 1.99%
BlackRock Liquidity Funds TempFund
Portfolio
0.15%[9]		715,000	715,000
Dreyfus Cash Advantage Fund
0.15%[9]		1,772,000	1,772,000
JPMorgan Prime Money Market Fund
0.14%[9]		1,057,000	1,057,000

			3,544,000

Total Short-Term Investments
(Cost $3,544,000)
Total Investments – 100.70%
(Cost $185,411,629)[1]			179,459,404

Liabilities in Excess of Other Assets – (0.70)%			(1,252,770)

NET ASSETS – 100.00%			$178,206,634

Expiration Date	Notional Amount (000’s)	Appreciation	Value
SWAPS: TOTAL RETURN

Based on the change in the return of the markit IOS Index referencing the interest component of the 6.00% coupon, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pools. Counterparty: Deutsche Bank AG

01/12/39	$705	$1,235	$1,235

	$705	$1,235	$1,235

Expiration Date	Credit Rating[a]	Premiums (Received)	Notional Amount (000’s) [b]	(Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 0.25% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the French Republic Bond, 4.25% due 04/25/19 Counterparty: Barclays, Inc.

09/20/16	A+	$(37,394)	$790	$(3,483)	$(40,877)

		$(37,394)	$790	$(3,483)	$(40,877)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $185,511,914 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$6,317,398
Gross unrealized depreciation	(12,369,908)

Net unrealized depreciation	$(6,052,510)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2012.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2012, was $42,169,767, representing 23.66% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $537,079, which is 0.30% of total net assets.

[6]	Non-income producing security.

[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
12/19/06	Boston Generating LLC, Term Loan, 1st Lien, 0.01%, 12/20/13	$107,166	–	0.00%
06/24/10	Caesars Entertainment Operating Co., Inc., Term Loan B6, 5.50%, 01/28/18	2,694,135	2,619,149	1.47%
12/12/11	Chrysler Group LLC, Term Loan, 1st Lien, 6.00%, 05/24/17	924,106	1,001,104	0.56%
04/01/11	MACH Gen LLC, Term Loan 2nd Lien (PIK), 7.97%, 02/15/15	1,465,580	1,148,800	0.64%
04/19/05	Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35	2,893	1	0.00%
05/10/12	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.74%, 10/10/17	915,459	899,856	0.51%
		$6,109,339	$5,668,910	3.18%

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 89

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Represents the current yield as of June 30, 2012.

†

Fair valued security. The aggregate value of fair valued securities is $3,348,535, which is 1.88% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

90 / N-Q Report June 2012

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 87.17%
ASSET-BACKED SECURITIES — 4.45%**
Arizona Educational Loan Marketing Corp., Series 2003-C, Class C1
0.72%	06/01/23	[2]	$19,860	$19,846
Aviation Capital Group Trust, Series 2003-2A, Class G2
1.04%	09/20/33	[2,3]	51,869	38,642
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.62%	01/25/35	[2,3]	50,635	42,259
Brazos Higher Education Authority, Inc., Series 2004-I, Class A2
0.63%	06/27/22	[2]	13,917	13,856
Brazos Higher Education Authority, Inc., Series 2005-2, Class A10
0.59%	12/26/19	[2]	25,000	24,648
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3
0.67%	09/28/26	[2]	20,000	19,757
Green Tree Recreational Equipment & Consumer Trust, Series 1996-D, Class CTFS
7.24%	12/15/22		8,637	4,980
Nelnet Student Loan Trust, Series 2007-1, Class A1
0.48%	11/27/18	[2]	18,303	18,242
North Carolina State Education Authority, Series 2011-1, Class A3
1.37%	10/25/41	[2]	15,000	14,571
Scholar Funding Trust, Series 2011-A, Class A
1.37%	10/28/43	[2,3]	13,356	13,097
SLM Student Loan Trust, Series 2006-4, Class A4
0.55%	04/25/23	[2]	14,738	14,721
South Carolina Student Loan Corp., Series A1
0.57%	12/03/18	[2]	17,149	17,113

Total Asset-Backed Securities
(Cost $237,109)				241,732

CORPORATES — 22.81%*
Banking — 3.13%
Lloyds TSB Bank Plc (United Kingdom)
2.82%	01/24/14	[2,4]	70,000	70,419
National Australia Bank Ltd., Series REGS (Australia)
1.19%	04/11/14	[2,4]	100,000	99,744

				170,163

Communications — 0.13%
Nextel Communications, Inc., Series E
6.88%	10/31/13		7,000	7,061

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 0.57%
W3A Funding Corp.
8.09%	01/02/17		$31,040	$31,138

Finance — 12.98%
Chase Capital II, Series B
0.97%	02/01/27	[2]	200,000	143,965
Citigroup, Inc.
2.17%	05/15/18	[2]	142,000	133,034
General Electric Capital Corp. (MTN)
0.85%	05/05/26	[2]	200,000	164,100
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	35,000	37,280
MBNA Capital, Series A
8.28%	12/01/26		100,000	102,825
Prudential Holdings LLC (AGM)
1.34%	12/18/17	[2,3]	100,000	95,908
Woodbourne Capital Trust I
2.74%	04/08/49	[2,3,5]	80,000	28,800

				705,912

Real Estate Investment Trust (REIT) — 3.67%
Duke Realty LP
5.40%	08/15/14		50,000	52,653
HCP, Inc.
2.70%	02/01/14		50,000	50,818
Healthcare Realty Trust, Inc.
5.12%	04/01/14		40,000	41,328
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14	[3]	50,000	54,667

				199,466

Transportation — 2.33%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		119,224	126,974

Total Corporates
(Cost $1,213,750)				1,240,714

MORTGAGE-BACKED — 46.01%**
Commercial Mortgage-Backed — 9.66%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A3
4.88%	11/10/42		22,085	22,161
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A3
5.71%	04/12/38	[2]	21,830	22,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B
5.20%	12/11/49		17,189	17,482

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 91

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Commercial Mortgage Asset Trust, Series 1999-C1, Class A4
6.98%	01/17/32	[2]	$49,227	$50,773
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44	[2]	33,000	36,465
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2
5.18%	11/15/36		10,433	10,441
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AAB
5.31%	12/15/39		24,537	25,003
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3
4.61%	01/10/40		19,023	19,210
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3
5.38%	07/12/37		15,184	15,248
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2
5.05%	12/12/34		23,793	23,946
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5
4.88%	01/15/42		25,000	26,879
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4
5.34%	08/12/37	[2]	25,000	27,509
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A
4.68%	07/15/42		23,337	23,704
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LPD4, Class A4
4.92%	10/15/42	[2]	25,000	27,261
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4
5.12%	11/15/32	[2]	29,000	30,246
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2
4.96%	07/12/38		17,006	17,282
Nomura Asset Securities Corp., Series 1998-D6, Class A3
7.54%	03/15/30	[2]	55,000	56,954
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2
4.49%	02/11/36		25,000	25,416
Wachovia Bank Commercial Mortgage Trust, Series 2004-C10, Class A4
4.75%	02/15/41		21,640	22,635

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A3
5.89%	05/15/43	[2]	$25,000	$25,045

				525,660

Non-Agency Mortgage-Backed — 7.70%
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.18%	02/25/33	[2]	7,821	6,982
Conseco Finance Home Loan Trust, Series 2000-E, Class M1
8.13%	08/15/31	[2]	17,147	16,709
Conseco Financial Corp., Series 1997-4, Class A5
6.88%	02/15/29		43,814	45,915
Countrywide Alternative Loan Trust, Series 2005-16, Class A5
0.52%	06/25/35	[2]	138,347	44,014
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.25%	08/25/35	[2]	71,804	34,507
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[3]	6,847	7,084
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A
0.65%	09/19/44	[2]	46,405	32,436
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.61%	07/19/44	[2]	13,169	10,360
Green Tree Home Improvement Loan Trust, Series 1995-C, Class B2
7.60%	07/15/20		1,593	1,588
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		28,647	27,992
Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
1.10%	08/25/34	[2]	23,356	15,000
Lehman XS Trust, Series 2006-2N, Class 1A1
0.51%	02/25/46	[2]	61,962	32,119
Origen Manufactured Housing, Series 2006-A, Class A1
0.39%	11/15/18	[2]	12,504	12,329
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		11,503	11,463
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.50%	01/25/36	[2]	23,386	22,650

See accompanying notes to Schedule of Portfolio Investments.

92 / N-Q Report June 2012

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp., Series 2006-BC6, Class A2
0.32%	01/25/37	[2]	$17,450	$17,412
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX
0.34%	08/25/34	[3,5]	9,785,850	70,266
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.55%	06/25/42	[2]	12,039	9,804

				418,630

U.S. Agency Mortgage-Backed — 28.65%
Fannie Mae Pool 646884
2.16%	05/01/32	[2]	72,657	73,301
Fannie Mae Pool 802665
2.48%	12/01/34	[2]	12,304	12,495
Fannie Mae Pool AL0851
6.00%	10/01/40		48,920	53,895
Fannie Mae REMICS, Series 2003-11, Class FA
1.24%	09/25/32	[2]	45,388	46,293
Fannie Mae Whole Loan, Series 2003-W6, Class F
0.60%	09/25/42	[2]	112,618	111,984
Fannie Mae, Series 1997-91, Class SL (IO)
7.50%	11/25/23	[2]	182,597	37,956
Fannie Mae, Series 2003-37, Class IG (IO)
5.50%	05/25/32		46,126	1,750
Fannie Mae, Series 2004-33, Class MW
4.50%	01/25/30		74,584	78,216
Fannie Mae, Series 2004-78, Class FC
0.54%	12/25/22	[2]	35,927	35,940
Fannie Mae, Series 2007-36, Class F
0.48%	04/25/37	[2]	43,339	43,078
Fannie Mae, Series 2008-47, Class PF
0.74%	06/25/38	[2]	58,007	58,415
Fannie Mae, Series 2010-109, Class PF
0.64%	10/25/40	[2]	52,855	52,986
Fannie Mae, Series G-36, Class ZB
7.00%	11/25/21		2,327	2,705
Freddie Mac Non Gold Pool 781908
2.38%	09/01/34	[2]	46,585	48,617
Freddie Mac REMICS, Series 2581, Class F
0.69%	12/15/32	[2]	77,891	78,093
Freddie Mac REMICS, Series 2649, Class GP
4.50%	10/15/30		184,453	185,920
Freddie Mac REMICS, Series 2684, Class F
1.14%	01/15/33	[2]	50,000	50,874

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3016, Class HK
4.50%	09/15/23		$139,864	$141,104
Freddie Mac, Series 2649, Class KX
5.00%	07/15/33		68,181	69,031
Freddie Mac, Series 2777, Class FE
0.59%	10/15/32	[2]	49,875	49,904
Freddie Mac, Series 3501, Class JA
4.00%	04/15/37		89,032	92,787
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22		12,676	13,953
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.69%	10/07/20	[2]	79,245	79,384
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.80%	12/08/20	[2]	62,194	62,420
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.62%	04/06/20	[2]	77,021	77,105

				1,558,206

Total Mortgage-Backed
(Cost $2,585,625)				2,502,496

MUNICIPAL BONDS — 1.47%*
California — 0.99%
State of California, Taxable, Various Purpose
4.85%	10/01/14		50,000	54,019

Illinois — 0.48%
State of Illinois, Taxable Bonds
4.07%	01/01/14		25,000	25,836

Total Municipal Bonds
(Cost $75,956)				79,855

U.S. AGENCY SECURITIES — 6.71%
Federal Farm Credit Bank Funding Corp.
0.43%	08/22/13		75,000	75,001
Federal Home Loan Bank
0.25%	11/15/13	[2]	65,000	65,002
0.30%	06/10/13		75,000	74,984
0.50%	05/15/14		50,000	49,999
0.50%	07/17/14		50,000	50,000
Freddie Mac
0.38%	04/28/14		50,000	50,019

Total U.S. Agency Securities

(Cost $364,898)				365,005

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2012 / 93

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 5.72%
U.S. Treasury Notes — 5.72%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.63%	04/15/13	[6]	$285,000	$310,943

Total U.S. Treasury Securities
(Cost $313,111)
Total Bonds – 87.17%
(Cost $4,790,449)				4,740,745

SHORT-TERM INVESTMENTS — 13.31%

Money Market Fund — 1.91%
BlackRock Liquidity Funds TempFund Portfolio
0.15%[7]			43,000	43,000
Dreyfus Cash Advantage Fund
0.15%[7]			10,000	10,000
DWS Money Market Series Institutional Funds
0.15%[7]			51,000	51,000

				104,000

U.S. Agency Discount Notes — 6.90%
Federal Home Loan Bank
0.08%[8]	07/11/12		375,000	374,992

U.S. Treasury Bills — 4.50%
U.S. Treasury Bills
0.08%[8]	07/12/12		145,000	144,997
0.10%[8]	09/13/12	[9]	100,000	99,985

				244,982

Total Short-Term Investments
(Cost $723,970)				723,974

Total Investments – 100.48%
(Cost $5,514,419)[1]				5,464,719

Liabilities in Excess of Other
Assets – (0.48)%				(26,263)

Net Assets – 100.00%				$5,438,456

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
1	S&P 500 E Mini Index,
	Expiration September 2012	$2,455
5	S&P 500 Index,
	Expiration September 2012	102,775

	Net unrealized appreciation	$105,230

Expiration Date	Notional Amount (000’s)	Appreciation	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 1-month USD LIBOR plus 10 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: RBS
07/05/12	$2	$143,128	$143,128

	$2	$143,128	$143,128

Notes:

[1]	Cost for federal income tax purposes is $5,515,330 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$271,451
Gross unrealized depreciation	(322,062)

Net unrealized depreciation	$(50,611)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2012.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2012, was $388,003, representing 7.13% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $99,066, which is 1.82% of total net assets.

[6]	Inflation protected security. Principal amount reflects original security face amount.

[7]	Represents the current yield as of June 30, 2012.

[8]	Represents annualized yield at date of purchase.

[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $99,984.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as

FSA (Financial Security Assurance, Inc.))

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. Dollar

See accompanying notes to Schedule of Portfolio Investments.

94 / N-Q Report June 2012

Notes to Financial Statements (Unaudited)

June 30, 2012

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Net Asset Value:

The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported net asset value of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by MetWest. When the Fund uses these fair valuation methods applied by MetWest that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the statements of operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

N-Q Report June 2012 / 95

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare distributions daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay distributions to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the period ended June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Recent Accounting Pronouncements:

In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that enhances current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statements of assets and liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management has not yet determined the impact of this guidance on the Funds’ financial statement disclosures.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

96 / N-Q Report June 2012

Notes to Financial Statements (Unaudited) (Continued)

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money Market Funds. Money market funds are open-ended mutual funds that invest in short-term debt securities To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-Backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources . Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the

N-Q Report June 2012 / 97

Notes to Financial Statements (Unaudited) (Continued)

inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Futures Contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest Rate Swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of June 30, 2012, Level 3 securities consist of certain asset backed securities, bank loans, collateralized mortgage obligations, preferred stock and corporate bonds.

98 / N-Q Report June 2012

Notes to Financial Statements (Unaudited) (Continued)

The summary of inputs used to value each Fund’s net assets as of June 30, 2012 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$ 1,284,000	$ –	$ –	$ 1,284,000
Long-Term Investments:
Asset-Backed Securities	–	1,670,121	–	1,670,121
Bank Loans	–	623,324	–	623,324
Corporates	–	15,285,031	–	15,285,031
Mortgage-Backed	–	74,967,423	–	74,967,423
Municipal Bonds	–	724,116	–	724,116
U.S. Agency Securities	–	6,587,221	–	6,587,221
U.S. Treasury Securities	–	6,769,191	–	6,769,191
Other Financial Instruments *
Assets:
Credit contracts	–	325	–	325
Liabilities:
Credit contracts	–	(1,399,477)	–	(1,399,477)
Total	$ 1,284,000	$105,227,275	$ –	$106,511,275

*Other financial instruments include credit default swap contracts.
LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$ 44,116,000	$ 33,501,737	$ –	$ 77,617,737
Long-Term Investments:
Asset-Backed Securities	–	131,483,067	–	131,483,067
Bank Loans	–	18,375,696	–	18,375,696
Corporates	–	499,497,429	574,200	500,071,629
Mortgage-Backed	–	919,055,963	90	919,056,053
Municipal Bonds	–	21,733,767	–	21,733,767
U.S. Agency Securities	–	17,781,301	–	17,781,301
U.S. Treasury Securities		86,567,771		86,567,771
Other Financial Instruments *
Assets:
Credit contracts	–	5,590	–	5,590
Foreign currency exchange contracts	–	52,592	–	52,592
Liabilities:
Interest rate contracts	–	(23,184)	–	(23,184)
Credit contracts	–	(9,245,595)	–	(9,245,595)
Total	$ 44,116,000	$1,718,786,134	$ 574,290	$1,763,476,424

*Other financial instruments include swap contracts, swaptions, foreign currency exchange contracts and futures. Interest rate contracts include futures and swaptions. Credit contracts include credit default swaps.

N-Q Report June 2012 / 99

Notes to Financial Statements (Unaudited) (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$ 7,170,000	$ 13,755,652	$ –	$ 20,925,652
Long-Term Investments:
Asset-Backed Securities	–	24,029,625	–	24,029,625
Bank Loans	–	442,830	–	442,830
Corporates	–	71,356,460	–	71,356,460
Mortgage-Backed	–	137,503,499	–	137,503,499
Municipal Bonds	–	2,920,926	–	2,920,926
U.S. Agency Securities	–	5,544,091	–	5,544,091
U.S. Treasury Securities	–	40,694,262	–	40,694,262
Other Financial Instruments *
Assets:
Credit contracts	–	313,130	–	313,130
Foreign currency exchange contracts	–	8,839	–	8,839
Liabilities:
Interest rate contracts	–	(2,737)	–	(2,737)
Credit contracts	–	(1,492,201)	–	(1,492,201)
Total	$ 7,170,000	$295,074,376	$ –	$302,244,376
*Other financial instruments include swap contracts, swaptions and foreign currency exchange contracts. Credit contracts include credit default swaps. Interest rate contracts include swaptions.
TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$574,458,000	$ 1,277,812,604	$ –	$ 1,852,270,604
Long-Term Investments:
Asset-Backed Securities	–	1,141,135,930	7,648,044	1,148,783,974
Bank Loans	–	174,855,553	15,840,000	190,695,553
Corporates	–	4,302,713,410	1,206,000	4,303,919,410
Mortgage-Backed	–	10,722,725,781	223	10,722,726,004
Municipal Bonds	–	257,458,910	–	257,458,910
U.S. Agency Securities	–	520,084,708	–	520,084,708
U.S. Treasury Securities	–	3,467,458,213	–	3,467,458,213
Other Financial Instruments *
Assets:
Credit contracts	–	19,720,593	–	19,720,593
Foreign currency exchange contracts	–	632,427	–	632,427
Liabilities:
Interest rate contracts	(403,055)	(8,437,927)	–	(8,840,982)
Credit contracts	–	(157,096,165)	–	(157,096,165)
Total	$574,054,945	$21,719,064,037	$ 24,694,267	$22,317,813,249

*Other financial instruments include swap contracts, swaptions, foreign currency exchange contracts and futures. Interest rate contracts include interest rate swaps and futures. Credit contracts include credit default swaps.

100 / N-Q Report June 2012

Notes to Financial Statements (Unaudited) (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$ 50,452,000	$ 92,594,874	$ –	$ 143,046,874
Long-Term Investments:
Bank Loans	–	236,000,134	3,960,000**	239,960,134
Corporates	–	1,729,363,741	1,396,980	1,730,760,721
Mortgage-Backed	–	33,757,665	29	33,757,694
Municipal Bonds	–	1,527,699	–	1,527,699
Preferred Stock	–	28,336,838	–	28,336,838
U.S. Agency Securities	–	41,182,076	–	41,182,076
Other Financial Instruments *
Assets:
Liabilities:
Interest rate contracts	(265,095)	–	–	(265,095)
Credit contracts	–	(4,315,302)	–	(4,315,302)
Total	$ 50,186,905	$2,158,447,725	$ 5,357,009	$2,213,991,639
*Other financial instruments include swap contracts and futures. Interest rate contracts include futures. Credit contracts include credit default swaps.
**As of June 30, 2012, Boston Generating LLC, Term Loan 1st Lien and El Dorado, Secured Term Loan, 1st Lien had market values of $0 and 3,960,000, respectively.
UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments	$ 664,000	$ 4,579,741	$ –	$ 5,243,741
Long-Term Investments:
Asset-Backed Securities	–	2,050,279	30,000	2,080,279
Corporates	–	10,065,612	–	10,065,612
Foreign Government Obligations	–	1,168,561	–	1,168,561
Mortgage-Backed	–	12,865,989	–	12,865,989
Municipal Bonds	–	274,493	–	274,493
U.S. Agency Securities	–	330,369	–	330,369
U.S. Treasury Securities	–	2,161,550	–	2,161,550
Other Financial Instruments *
Assets:
Interest rate contracts	2,760	–	–	2,760
Liabilities:
Interest rate contracts	(2,831)	–	–	(2,831)
Credit contracts	–	(19,917)	–	(19,917)
Total	$ 663,929	$ 33,476,677	$ 30,000	$ 34,170,606
*Other financial instruments include swap contracts and futures. Interest rate contracts include futures. Credit contracts include credit default swaps.

N-Q Report June 2012 / 101

Notes to Financial Statements (Unaudited) (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Investments in Securities
Assets
Short-Term Investments	$ 3,544,000	$ –	$ –		$ 3,544,000
Long-Term Investments:
Asset-Backed Securities	–	26,262,843	550,271		26,813,114
Bank Loans	–	5,668,909	–	**	5,668,909
Corporates	–	36,503,184	–		36,503,184
Mortgage-Backed	–	104,648,343	3		104,648,346
Preferred Stock	–	2,281,850	1		2,281,851
Other Financial Instruments *
Assets:
Equity contracts	–	1,235	–		1,235
Liabilities:
Credit contracts	–	(40,877)	–		(40,877)
Total	$ 3,544,000	$175,325,487	$ 550,275		$179,419,762

*Other financial instruments include swap contracts. Equity contracts include total return swaps. Credit contracts include credit default swaps.

**As of June 30, 2012, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Investments in Securities
Assets
Short-Term Investments	$ 104,000	$ 619,974	$ –		$ 723,974
Long-Term Investments:
Asset-Backed Securities	–	241,732	–		241,732
Corporates	–	1,211,914	28,800		1,240,714
Mortgage-Backed	–	2,502,496	–		2,502,496
Municipal Bonds	–	79,855	–		79,855
U.S. Agency Securities	–	365,005	–		365,005
U.S. Treasury Securities	–	310,943	–		310,943
Other Financial Instruments *
Assets:
Equity contracts	248,358	–	–		248,358
Total	$ 352,358	$ 5,331,919	$ 28,800		$ 5,713,077

*Other financial instruments include swap contracts and futures. Equity contracts include total return swaps and futures.

102 / N-Q Report June 2012

Notes to Financial Statements (Unaudited) (Continued)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, such assets are categorized within the disclosure hierarchy as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash	$20,340	$–	$–	$20,340
Total	$20,340	$–	$–	$20,340

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash	$1,179,728	$–	$–	$1,179,728
Foreign currency	6,885	–	–	6,885
Total	$1,186,613	$–	$–	$1,186,613

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash	$2,283,814	$–	$–	$2,283,814
Foreign currency	3,988	–	–	3,988
Total	$2,287,802	$–	$–	$2,287,802

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash	$5,826,438	$–	$–	$5,826,438
Foreign currency	124,804	–	–	124,804
Total	$5,951,242	$–	$–	$5,951,242

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash	$3,118,788	$–	$–	$3,118,788
Total	$3,118,788	$–	$–	$3,118,788

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash	$117,451	$–	$–	$117,451
Total	$117,451	$–	$–	$117,451

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash	$1,258,251	$–	$–	$1,258,251
Total	$1,258,251	$–	$–	$1,258,251

N-Q Report June 2012 / 103

Notes to Financial Statements (Unaudited) (Continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash	$32,867	$–	$–	$32,867
Total	$32,867	$–	$–	$32,867

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

The significant unobservable inputs used in fair value measurement of the Fund’s private investments are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of June 30, 2012:

		ASSET DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Credit contracts:
Swaps	$325	$5,590	$313,130	$19,720,593
Foreign currency exchange contracts:
Forwards	–	52,592	8,839	632,427

		ASSET DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Equity contracts:
Futures[1]	$–	$–	$–	$105,230
Swaps	–	–	1,235	143,128
Interest contracts:
Futures[1]	–	2,760	–	–

1 Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

		LIABILITY DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Credit contracts:
Swaps	$(1,399,477)	$(9,245,595)	$(1,492,201)	$(157,096,165)
Interest contracts:
Futures[1]	–	–	–	(403,055)
Swaps	–	(23,184)	(2,737)	(8,437,927)

104 / N-Q Report June 2012

Notes to Financial Statements (Unaudited) (Continued)

	LIABILITY DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$(4,315,302)	$(19,917)	$(40,877)	$–
Interest contracts:	–	–	–	–
Futures[1]	(265,095)	(2,831)	–	–

1 Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs

N-Q Report June 2012 / 105

Notes to Financial Statements (Unaudited) (Continued)

and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the year ended June 30, 2012, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At June 30, 2012, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral. As of June 30, 2012, the Total Return Bond Fund and High Yield Bond Fund held repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. There were no reverse repurchase agreements for the period ended June 30, 2012.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take

106 / N-Q Report June 2012

Notes to Financial Statements (Unaudited) (Continued)

place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, swap agreements and options as a means of managing interest rate risk and yield curve positioning consistent with the advisor’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of June 30, 2012, the Funds did not hold any options.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

N-Q Report June 2012 / 107

Notes to Financial Statements (Unaudited) (Continued)

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement. As of June 30, 2012, the Low Duration Bond Fund, the Intermediate Bond Fund, and the Total Return Bond Fund held foreign currency exchange contracts.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds wrote (sold) and purchased put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. As of June 30, 2012, the Low Duration Bond Fund, the Intermediate Bond Fund, and the Total Return Bond Fund held swaptions.

108 / N-Q Report June 2012

Notes to Financial Statements (Unaudited) (Continued)

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the statements of assets and liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the statements of assets and liabilities and the statements of operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At June 30, 2012, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the statements of assets and liabilities.

3.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2012, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	NON-EXPIRING AMOUNTS*
Ultra Short Bond Fund	$–	$171,312	$1,489,245	$17,068,161	$14,894,875	$10,083,524	$554,105
Low Duration Bond Fund	5,831,064	–	–	99,373,584	21,084,552	42,394,541	22,927,507
Strategic Income Fund	–	–	6,866,611	47,852,416	18,806,808	41,914,736	–
AlphaTrak 500 Fund	–	–	–	65,527,939	15,892,244	12,617,196	293,213

*

Under the recently enacted Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment. All such losses are long term in character.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

N-Q Report June 2012 / 109

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date 8/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date 8/28/12

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date 8/28/12

*	Print the name and title of each signing officer under his or her signature.